   As filed with the Securities and Exchange Commission on November 25, 1998
                                                        Registration No. 2-58286
                                             Investment Company Act No. 811-2731

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X
                                                             ---

     Pre-Effective Amendment No. ____                        ___

     Post-Effective Amendment No. 26                          X
                                 ----                        ---

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                              X
                                                           ---
   Amendment No.  27
                 ----

                       (Check appropriate box or boxes.)

                            TAX-FREE INVESTMENTS CO.
                         -----------------------------------
               (Exact name of Registrant as Specified in Charter)
               --------------------------------------------------
             11 Greenway Plaza, Suite 100, Houston, TX  77046-1173
        -----------------------------------------------------------------------
              (Address of Principal Executive Offices)  (Zip Code)
     Registrant's Telephone Number, including Area Code   (713) 626-1919
                                                         ------------------

                                Charles T. Bauer
             11 Greenway Plaza, Suite 100, Houston, TX  77046-1173
           ---------------------------------------------------------------
                    (Name and Address of Agent for Service)

                                    Copy to:

Stephen I. Winer, Esquire                 Martha J. Hays, Esquire
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza, Suite 100                  1735 Market Street, 51st Floor
Houston, Texas  77046-1173                 Philadelphia, Pennsylvania 19103-7599

   Approximate Date of Proposed Public Offering:    As soon as practicable after
     the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box)

______  immediately upon filing pursuant to paragraph (b)
______  on (date) pursuant to paragraph (b)
______  60 days after filing pursuant to paragraph (a)(1)
  X     on December 18, 1998 pursuant to paragraph (a)(1)
------
______  75 days after filing pursuant to paragraph (a)(2)
______  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following:

               ______ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Title of Securities Being Registered:  Common Stock

TAX-FREE
INVESTMENTS CO.

                              PROSPECTUS
------------------------------------------------------------------
CASH RESERVE                 The Cash Management Class of the Cash
PORTFOLIO                   Reserve Portfolio of Tax-Free Investments
                            Co. (the "Company") is designed to be
CASH MANAGEMENT             a convenient vehicle in which customers
CLASS                       of banks, certain broker-dealers and other
                            institutions can invest in a diversified,
DECEMBER 18, 1998           open-end money market fund which is
                            exempt from federal income taxes.

                             Pursuant to this Prospectus, the Company
                            offers one class of shares which represents interests in the Cash Reserve Portfolio.
                            Shares of five additional classes of the Cash Reserve Portfolio are offered pursuant to separate prospectuses. The Cash Reserve
                            Portfolio is a "money market fund," the
                            investment objective of which is the
                            generation of as high a level of tax-
                            exempt income as is consistent with
                            preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The
                            Cash Reserve Portfolio attempts to maintain a constant net asset value of $1.00 per share. No assurance can be given that such a net asset value can be maintained.

                             This Prospectus relates solely to the
                            Cash Management Class of the Cash
                            Reserve Portfolio.

                             THESE SECURITIES HAVE NOT BEEN APPROVED
                            OR DISAPPROVED BY THE SECURITIES AND
                            EXCHANGE COMMISSION NOR HAS THE SECURITIES
                            AND EXCHANGE COMMISSION PASSED UPON
                            THE ACCURACY OR ADEQUACY OF THIS
                            PROSPECTUS. ANY REPRESENTATION TO THE
                            CONTRARY IS A CRIMINAL OFFENSE.

                              THIS PROSPECTUS SETS FORTH BASIC
                            INFORMATION THAT A PROSPECTIVE INVESTOR
                            SHOULD KNOW ABOUT THE COMPANY AND THE
                            SHARES PRIOR TO INVESTING AND SHOULD BE
                            READ AND RETAINED FOR FUTURE REFERENCE.
                            A STATEMENT OF ADDITIONAL INFORMATION
                            DATED DECEMBER 18, 1998 HAS BEEN FILED WITH
                            THE SECURITIES AND EXCHANGE COMMISSION
                            (THE "SEC") AND IS HEREBY INCORPORATED BY
                            REFERENCE. FOR A COPY OF THE STATEMENT OF
                            ADDITIONAL INFORMATION, WRITE TO FUND
                            MANAGEMENT COMPANY AT 11 GREENWAY PLAZA,
                            SUITE 100, HOUSTON, TEXAS 77046-1173 OR CALL
                            (800) 877-7745. THE SEC MAINTAINS A WEB SITE
                            AT HTTP://WWW.SEC.GOV THAT CONTAINS THE
                            STATEMENT OF ADDITIONAL INFORMATION, MATERIAL
                            INCORPORATED BY REFERENCE, AND OTHER
                            INFORMATION REGARDING THE COMPANY.

                             SHARES OF THE CASH RESERVE PORTFOLIO ARE NOT
                            DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
                            ENDORSED BY, ANY BANK, AND THE CASH RESERVE
                            PORTFOLIO'S SHARES ARE NOT FEDERALLY INSURED
                            OR GUARANTEED BY THE U.S. GOVERNMENT, THE
                            FEDERAL DEPOSIT INSURANCE CORPORATION, THE
                            FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.
                            THERE CAN BE NO ASSURANCE THAT THE CASH
                            RESERVE PORTFOLIO WILL BE ABLE TO MAINTAIN
                            A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
                            SHARES OF THE CASH RESERVE PORTFOLIO INVOLVE
[LOGO APPEARS HERE]         INVESTMENT RISKS, INCLUDING THE POSSIBLE
Fund Management Company     LOSS OF PRINCIPAL.

11 Greenway Plaza
Suite 100
Houston, TX 77046-1173
(800) 877-7745

                                    SUMMARY

THE COMPANY AND ITS INVESTMENT OBJECTIVE

  The Company is an open-end, diversified, series management investment company with one portfolio, the Cash Reserve Portfolio (the "Portfolio"). The Portfolio currently offers six classes of shares. They are the Cash Management Class, the Institutional Class, the Personal Investment Class, the Private Investment Class, the Reserve Class and the Resource Class. This prospectus relates only to the Cash Management Class (the "Class"). Shares of the other classes are offered pursuant to separate prospectuses.

  Shares of each Class represent an interest in the Portfolio. The investment objective of the Portfolio is the generation of as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The Portfolio attempts to maintain a constant net asset value of $1.00 per share. No assurance can be given that such a net asset value can be maintained.

  Because the Company declares dividends on a daily basis, shares of each class of the Portfolio are expected to have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally the expenses, such as the advisory fee, of the Portfolio as a whole. All six classes of the Portfolio share a common investment objective and portfolio of investments. However, different classes have different shareholder qualifications, and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.

INVESTORS IN THE COMPANY

  The Class is designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other institutions can invest in a diversified, open-end money market fund, the income from which is exempt from federal income taxes.

PURCHASE OF SHARES

  Shares of the Portfolio are sold at net asset value. The minimum initial investment in shares of the Class is $1,000,000. There is no minimum amount for subsequent investments. Payment for shares purchased must be in funds immediately available to the Company. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares for which redemption orders are received prior to 12:30 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

  The net income of the Portfolio is declared as a dividend daily to shareholders of record as of 3:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 4:00 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE

  The Company uses the amortized cost method of valuing the securities held by the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00; however, no assurance can be given that such a net asset value can be maintained. See "Net Asset Value."

INVESTMENT ADVISOR

  A I M Advisors, Inc. ("AIM") serves as the Company's investment advisor and receives a fee based on the Portfolio's average daily net assets. During the fiscal year ended March 31, 1998, the Company paid AIM advisory fees which represented 0.16% of the average net assets of the Portfolio. For the fiscal year ended March 31, 1998, AIM waived a portion of its fees from the Company with respect to the Portfolio. Had AIM not waived its fee, AIM would have received an amount from the Company pursuant to the Investment Advisory Agreement with respect to the Portfolio which represented 0.23% of the

Portfolio's average daily net assets. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. See "Management of the Company--Investment Advisor." Under a Transfer Agency and Service Agreement,
A I M Fund Services, Inc. ("Transfer Agent"), AIM's wholly owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement and shareholder services to the Company. See "General Information--Transfer Agent and Custodian."

DISTRIBUTOR AND DISTRIBUTION PLAN

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to a Distribution Plan (the "Plan") adopted by the Company pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") with respect to the Class, the Company may pay up to 0.10% of the Portfolio's average net asset value attributable to the shares of the Class to FMC and/or to certain broker-dealers or other financial institutions. See "Purchase of Shares" and "Distribution Plan."

SPECIAL CONSIDERATIONS

  The Portfolio may invest in repurchase agreements on a temporary basis or for defensive purposes. Accordingly, an investment in the shares of the Class may entail somewhat different risks from an investment in an investment company that does not engage in such investment practices. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Program."

  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest With Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

                           TABLE OF FEES AND EXPENSES

                                                               CASH MANAGEMENT
                                                              CLASS OF THE CASH
                                                              RESERVE PORTFOLIO
                                                              -----------------
SHAREHOLDER TRANSACTION EXPENSES
 Maximum sales load imposed on purchases (as a percentage of
  offering price)............................................       None
 Maximum sales load on reinvested dividends (as a percentage
  of offering price).........................................       None
 Deferred sales load (as a percentage of original purchase
  price or redemption proceeds, as applicable)...............       None
 Redemption fees (as a percentage of amount redeemed, if
  applicable)................................................       None
 Exchange fees...............................................       None

ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
 Management fees*............................................       0.16%
 12b-1 Fees*.................................................       0.08%
 Other expenses..............................................       0.04%
                                                                    ----
 Total fund operating expenses*..............................       0.28%
                                                                    ====

------

* After fee waivers. Had there been no fee waivers, Management fees, 12b-1 fees and Total fund operating expenses would be 0.23%, 0.10% and 0.37%, respectively. A beneficial holder of shares of the Class should also consider the effect of any account fees charged by the financial institution managing his or her account.

EXAMPLE

  An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                                CASH MANAGEMENT
                                                               CLASS OF THE CASH
                                                               RESERVE PORTFOLIO
                                                               -----------------
   1 year.....................................................        $ 3
   3 years....................................................        $ 9

  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Company" below.) The "Total fund operating expenses" figure is based upon costs and the estimated size of the Class and fees to be charged for the current fiscal period. The "Other expenses" and "12b-1 fees" figures are based upon estimated costs and the estimated size of the Class and the Portfolio and estimated fees to be charged for the current fiscal period. Thus, actual expenses may be greater or less than such estimates. The Table of Fees and Expenses reflects a voluntary waiver of management fees and 12b-1 fees for the Class. Future waivers of fees (if any) may vary from the figures reflected in the Table of Fees and Expenses. To the extent any service providers assume expenses of the Class, such assumption of expenses will have the effect of lowering the Class's overall expense ratio and increasing its yield to investors.

  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown.

  The example shown in the above table is based on the amounts listed under "Annual Fund Operating Expenses." THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                           SUITABILITY FOR INVESTORS

  The Class is intended for use primarily by customers of banks, certain broker-dealers and other institutions who seek a convenient and economical vehicle in which to invest in an open-end, diversified money market fund, the income from which is exempt from federal income taxes. The minimum initial investment in shares of the Class is $1,000,000.

                               INVESTMENT PROGRAM

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is to generate as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. This objective will not be changed without the approval of a majority of the Portfolio's outstanding shares (within the meaning of the 1940 Act).

  There can be no assurance that the Portfolio will achieve its investment objective.

MUNICIPAL SECURITIES

  "Municipal Securities" include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses and the lending of such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. As used in this Prospectus and its related Statement of Additional Information, interest which is "tax-exempt" or "exempt from federal income taxes" means interest on Municipal Securities which is excluded from gross income for federal income tax purposes, and which does not give rise to a federal alternative minimum tax liability. See "Taxes" herein and "Tax Matters" in the Statement of Additional Information.

INVESTMENT POLICIES

  Except where noted, the investment policies stated below are not fundamental and may be changed by the Board of Directors of the Company without shareholder approval. Shareholders will be notified before any material change in the following investment policies becomes effective. Policies which are noted as fundamental may be changed only with the approval of a majority of the Portfolio's outstanding shares.

QUALITY STANDARDS

  The policies set forth below with respect to quality standards are fundamental and may be changed only with shareholder approval. The quality standards apply at the time of purchase of a security. Since the Portfolio invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolio and effect its share price. Information concerning the ratings criteria of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and certain other nationally recognized statistical ratings organizations ("NRSROs") appears in the Statement of Additional Information.

  The Portfolio will limit its purchases of Municipal Securities to those which are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. government securities.

MATURITIES

  The policies set forth below with respect to maturities are non-fundamental and may be changed without shareholder approval.

  Consistent with its objective of stability of principal, the Portfolio attempts to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds the per share net asset value of its shares in compliance with Rule 2a-7, as amended from time to time. Accordingly, the Portfolio invests only in Municipal Securities having remaining maturities of 397 days or less and maintains a dollar weighted average portfolio maturity of 90 days or less.

  The maturity of a security held by the Portfolio is determined in compliance with applicable rules and regulations. Certain securities bearing interest at rates that are adjusted prior to the stated maturity of the instrument or are subject to demand features or that are subject to repurchase agreements are deemed to have maturities shorter than their stated maturities.

VARIABLE OR FLOATING RATE INSTRUMENTS

  The Portfolio may invest in Municipal Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Such readjustment may be based either upon a predetermined standard, such as a bank prime rate or the U.S. Treasury bill rate, or upon prevailing market conditions. Variable or floating interest rates generally reduce changes in the market price of Municipal Securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed rate obligations.

  Many Municipal Securities with variable or floating interest rates purchased by the Portfolio are subject to payment of principal and accrued interest (usually within seven days) on the Portfolio's demand. The terms of such demand instruments require payment of principal and accrued interest from the issuer, a guarantor and/or a liquidity provider. Frequently such obligations include letters of credit or other credit support arrangements provided by financial institutions. All variable or floating rate instruments will meet the quality standards of the Portfolio. The Company's investment advisor will monitor the pricing, quality and liquidity of the variable or floating rate Municipal Securities held by the Portfolio.

SYNTHETIC MUNICIPAL INSTRUMENTS

  AIM believes that certain synthetic municipal instruments provide opportunities for mutual funds to invest in high credit quality securities providing attractive returns, even in market conditions where the supply of short-term tax-exempt instruments may be limited. Synthetic municipal instruments (sometimes referred to as "derivative municipal instruments") are securities the value of and return on which are derived from underlying securities. Synthetic municipal instruments comprise a large percentage of tax-exempt securities eligible for purchase by tax-exempt money market funds. The types of synthetic municipal instruments in which the Portfolio may invest involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Portfolio. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. Synthetic municipal instruments typically are created by a bank, broker-dealer or other financial institution ("Sponsor"). Typically, a portion of the interest paid on the Underlying Bonds which exceeds the interest paid to the certificate holders is paid to the Sponsor or other investors. For further information regarding specific types of synthetic municipal instruments in which the Portfolio may invest see the Statement of Additional Information.

  All such instruments must meet the minimum quality standards required for the Portfolio's investments and must present minimal credit risks. In selecting synthetic municipal instruments for the Portfolio, AIM considers the creditworthiness of the issuer of the Underlying Bonds, the Sponsor and the party providing certificate holders with a conditional right to sell their certificates at stated times and prices (a demand feature). Typically, a certificate holder cannot exercise the demand feature upon the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.

  The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the Internal Revenue Service has not issued a ruling addressing this issue. In the event the Internal Revenue Service issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Portfolio on certain synthetic municipal instruments would be deemed to be taxable. The Portfolio relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. The most significant of these restrictions provide that the Portfolio will not:

    (1) purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time; provided, however, that the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act and the rules and regulations promulgated thereunder (as such statute, rules and regulations are amended from time to time) or to the extent permitted by exemptive order or other similar relief; or

    (2) concentrate 25% or more of its total assets in the securities of issuers in a particular industry; provided, however, that securities issued or guaranteed by banks or subject to financial guaranty insurance are not subject to this limitation; and provided further, that securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and tax-exempt securities issued by state and local governments and their political subdivisions, are not included within this restriction.

  The foregoing restrictions are matters of fundamental policy and may not be changed without shareholder approval. A description of further investment restrictions applicable to the Portfolio that may not be changed without shareholder approval is contained in "Investment Program and Restrictions" section of the Statement of Additional Information.

  In pursuit of its objectives, the Portfolio will also adhere to the following non-fundamental investment policies, which may be altered by the Portfolio's Board of Directors without approval of holders of the Portfolio's voting securities:

    (1) the Portfolio will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days;

    (2) the Portfolio does not intend to purchase securities of an issuer if, after giving effect to such purchase, 25% or more of the value of the Portfolio's total assets would be invested in securities of one or more issuers conducting their principal activities in the same state. The Portfolio may invest 25% or more of its total assets in industrial development bonds; and

    (3) the Portfolio does not intend to purchase securities of an issuer if, after giving effect to such purchase, 25% or more of the value of the Portfolio's total assets would be invested in securities the interest on which is paid from revenues of projects with similar characteristics. This policy applies to industrial development bonds as well as other tax-exempt securities. This policy shall not apply, however, in the event such securities are subject to a guarantee. With respect to securities that are subject to a guarantee, the Portfolio does not intend to purchase any such security if, after giving effect to such purchase, 25% or more of its total assets would be invested in securities issued or guaranteed by entities in a particular industry. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to this policy.

OTHER CONSIDERATIONS

  The ability of the Portfolio to achieve its investment objectives depends upon the continuing ability of the issuers or guarantors of Municipal Securities held by the Portfolio to meet their obligations for the payment of interest and principal when due. Because the Portfolio invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. The securities in which the Portfolio invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value. The net asset value of the shares of the Class will normally remain constant at $1.00 per share (although there can be no assurance that such net asset value will not change).

                               PURCHASE OF SHARES

  The Company sells shares of the Class on a continuous basis at the net asset value of the shares next determined after the Company receives an order. The Company determines the net asset value of the Portfolio twice each Business Day at 12:30 and 3:00 p.m. Eastern time. A "Business Day" is any day on which member banks of the Federal Reserve Bank of New York and the Bank of New York are open for business. It is expected that these banks will be closed during the next twelve months on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr. Day, President's Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. The Company may change the time it determines the net asset value of the Portfolio and therefore the time for which purchase orders for shares of the Class must be submitted to and received by AFS for execution on the same day, on any Business Day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

  Shareholders should submit purchase orders to the Company's transfer agent, A I M Fund Services, Inc. ("AFS"). A purchase order is considered received (i) at the time the Bank of New York, the Portfolio's custodian bank, receives federal funds for the order, provided the Transfer Agent has received notice of the order, or (ii) at the time the Transfer Agent receives the order, provided the Company is assured of prompt payment. Prior to the initial purchase of shares of the Class, a shareholder must complete and send an Account Application to AFS at P.O. Box 4497, Houston, Texas 77210-4497. An investor must open a Company account through an Institution in accordance with procedures established by such Institution. An investor may make changes to the information provided in the Account Application by submitting such changes in writing to AFS or by completing and submitting to AFS a new account application.

  The minimum initial investment for the purchase of shares of the Class is $1,000,000. There is no minimum for any subsequent investments. A shareholder may make subsequent investments via AIM LINK(R) Remote, a personal computer application software product.

  The Company sells shares of the Class without any sales charge. Banks or other institutions, however, may charge record keeping, account maintenance or other fees to their customers. Beneficial owners of the Class should consult with such institutions to obtain a schedule of such fees.

  Shares of the Class are sold primarily to customers of banks, certain broker-dealers and other institutions (individually, "Institution," or collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in shares of the Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Class; providing periodic statements showing a client's account balance in shares of the Class; distribution of Company proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Company may reasonably request. Institutions will be required to certify to the Company that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  An Institution may have a "sweep" program under which a portion of a customer's account with such Institution may be automatically invested in the Class. An investor who proposes to open a Company account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. A statement with regard to the customer's investment in the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the client promptly upon request. In addition, each customer is sent proxies, periodic reports and other information from the Institution with regard to the customer's shares of the Class. The customer's shares of the Class are fully assignable and subject to encumbrance by the customer.

  An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Company and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Class directly, except through reinvestment of dividends and distributions.

  All agreements which relate to a customer's account with an Institution are with the Institution.

  An order for the purchase of shares of the Class is placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Transfer Agent. The Portfolio is normally required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Class purchased by Institutions on behalf of their clients must be in federal funds. If an investor's order to purchase shares of the Class is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to AFS.

  The Company reserves the right to reject any purchase order and to withdraw all or any part of the offering made by this Prospectus. The Company will promptly return to an investor any funds it receives with respect to an order that the Company has not accepted or has not received.

  Any request for correction to a transaction of Portfolio shares must be submitted in writing to the Transfer Agent. The Transfer Agent reserves the right to reject any such request. When a correction results in a dividend adjustment, the Institution must agree in writing to reimburse the Portfolio for any loss resulting from the correction. Failure to deliver purchase proceeds on the requested settlement date may result in a claim against the institution for an amount equal to the overdraft charge incurred by the Portfolio.

                              REDEMPTION OF SHARES

  Shareholders may redeem any or all of their shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Company. Redemption requests with respect to the Class may also be made via AIM LINK(R) Remote. Normally, the net asset value per share of the Portfolio will remain constant at $1.00 per share. See "Net Asset Value" below. Redemption requests with respect to shares of the Class are normally made through a customer's Institution.

  Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If AFS receives a redemption request on a Business Day prior to the 12:30 p.m. Eastern time net asset value determination, the redemption will be effected at the net asset value of the Portfolio determined as of 12:30 p.m. Eastern time and the Company will normally wire redemption proceeds on that day. A redemption request received by AFS between 12:30 p.m. Eastern time and 3:00 p.m. Eastern time will be effected at the net asset value of the Portfolio determined as of 3:00 p.m. Eastern time and proceeds will normally be wired on the next Business Day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. If AFS receives a redemption request on a Business Day after 3:00 p.m. Eastern time, the redemption will be effected at the net asset value of the Portfolio determined as of 12:30 p.m. Eastern time on the next Business Day of such Portfolio, and the Company will normally wire redemption proceeds on such next Business Day. The Company may change the time it determines net asset value of the Class under the circumstances described above in "Purchase of Shares." Any such change may affect the processing of redemption requests.

  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Company. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Portfolio or AFS.

  Shareholders may request a redemption by telephone. Neither the Transfer Agent nor FMC will be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the account application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmation promptly after the transaction.

  Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The Company may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Company's best interest to do so.

  The shares of the Class are not redeemable at the option of the Company unless the Board of Directors of the Company determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Company.

  Any request for correction to a redemption transaction of Portfolio shares must be submitted in writing to the Transfer Agent as described above in "Purchase of Shares."

                                   DIVIDENDS

  The Company declares a dividend from net investment income (not including any net short-term capital gains) earned by the Portfolio on each Business Day of the Company. Dividends are paid to settled shareholders of the Company as of 3:00 p.m. Eastern time on such Business Day. Shareholders whose purchase orders have been received by the Company prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any Business Day are settled and eligible to receive dividends on that Business Day. The dividend declared on any day preceding on a non-Business Day of the Portfolio will include the income accrued on such non-Business Day. Dividends will be paid monthly. Net realized capital gains (including net short-term gains) are generally distributed annually. The Portfolio does not expect to realize any long-term capital gains and losses. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value thereof. Such election, or any revocation thereof, must be made in writing and sent by the Institution to AFS at P.O. Box 4497, Houston, Texas 77210-4497. Such election or revocation will be effective with dividends paid after it is received by AFS.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first Business Day of the following month. If a shareholder redeems all the shares in his account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

  The dividend accrued and paid for each class of the Portfolio will consist of: (a) interest accrued and original issue discount earned less amortization of premiums if any, for the Portfolio, the allocation of which is based upon each such class's pro rata share of the total shares outstanding, less (b) Company expenses accrued for the applicable dividend period, such as custodian fees and accounting expenses, based upon each such class's pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to each class that are accrued for the applicable dividend period, such as distribution expenses, if any.

  The Company uses its best efforts to maintain the net asset value per share of the Portfolio at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Company incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Company's Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances the Board of Directors might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which shares of the Class were held and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

  The Portfolio has qualified and intends to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Portfolio qualifies for this tax treatment, it will not be subject to federal income taxes on amounts distributed to shareholders.

  Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Portfolio in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Portfolio may be subject to state income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of the shareholder and may have other collateral federal income tax consequences. The Portfolio intends to avoid investment in those Municipal Securities where the interest thereon will constitute an item of tax preference, and therefore which could give rise to a federal alternative minimum tax liability. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statement of Additional Information.

  The Portfolio may pay dividends to shareholders which are taxable, but will endeavor to avoid investments which would result in taxable dividends. Unless otherwise required by Treasury regulations, the percentage of dividends which constitutes exempt-interest dividends, and the percentage thereof (if any) which constitutes an item of tax preference, will be determined annually and will be applied uniformly to all dividends declared during that year. These percentages may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional shares. Distributions of net long-term capital gains will be taxable as long-term capital gains (capital gain dividends), whether received in cash or additional shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Portfolio to pay exempt-interest dividends would be adversely affected.

  Shareholders will be advised annually as to the federal income tax status of distributions made during the year. Shareholders are advised to consult with their tax advisors concerning the impact of the Code on their investments in the Portfolio, and concerning the application of state, local and foreign taxes to investments in the Portfolio, which may differ significantly from the federal income tax consequences described above.

  Foreign persons who file a United States tax return for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or AFS.

                     DETERMINATION OF NET ASSET VALUE

  The Company determines the net asset value of its shares as of 12:30 p.m. and 3:00 p.m. Eastern time on each Business Day. Net asset value is calculated by subtracting the Portfolio's liabilities from its total assets and by dividing the result by the total number of shares outstanding in the Portfolio, and rounding such per share net asset value to the nearest whole cent. The determination of the Portfolio's net asset value is made in accordance with generally accepted accounting principles. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not yet received.

  Securities held by the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio computed as described in "Purchases and Redemptions--Yield Information" in the Statement of Additional Information may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

  Yield information for the shares of the Class can be obtained by calling the Company at (800) 877-7745. Yields will vary from time to time and past results are not necessarily indicative of future results. Accordingly, the yield information for the shares of the Class may not provide a basis for comparison with investments which pay fixed rates of interest for a stated period of time, with other investments or with investment companies which use a different method of calculating performance. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class and the Portfolio. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. THESE FACTORS SHOULD BE CAREFULLY CONSIDERED BY THE INVESTOR BEFORE MAKING AN INVESTMENT IN THE PORTFOLIO.

  Comparative performance information using data from the industry publications may be used from time to time in advertising or marketing the shares of the Class.

  The yield of the Class calculated as described below, will fluctuate from day to day. Calculations of yield will take into account the total income received by the Portfolio, including taxable income, if any; however, the Portfolio intends to invest its assets so that one hundred percent (100%) of its annual interest income will be tax-exempt. To the extent that different classes of shares bear different expenses, the yield of such classes can be expected to vary. To the extent that Institutions charge fees in connection with services provided in conjunction with the Portfolio, the yield will be lower for those beneficial owners paying such fees.

  From time to time and in its discretion, AIM or its subsidiaries may waive all or a portion of advisory or distribution fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

  The current yield, effective yield (which assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized current yield for the period) and tax equivalent yield for the Class are calculated according to a formula prescribed by the SEC. See "Performance Information" in the Statement of Additional Information.

                            REPORTS TO SHAREHOLDERS

  The Company furnishes shareholders with semi-annual reports containing information about the Company and its operations, including a list of the investments held in the Portfolio's financial statements. The annual financial statements are audited by the Company's independent auditors. The Board of Directors has selected KPMG Peat Marwick LLP, 700 Louisiana, Houston, Texas 77002, as the Company's independent auditors to audit the Company's financial statements and review the Portfolio's tax returns.

                           MANAGEMENT OF THE COMPANY

BOARD OF DIRECTORS

  The overall management of the business and affairs of the Company is vested with its Board of Directors. The Board of Directors approves all significant agreements between the Company, on behalf of the Portfolio, and persons or companies furnishing services to the Company, including agreements with the Company's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Company are delegated to the Company's officers and to AIM, subject always to the objective and policies of the Company and to the general supervision of the Company's Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. AIM Management is a holding company engaged in the financial services business and is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail fund businesses in the United States, Europe and the Pacific Region. Information concerning the Board of Directors may be found in the Statement of Additional Information.

  For a discussion of AIM Management and its subsidiaries' Year 2000 Compliance Project, see "General Information--Year 2000 Compliance Project."

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement (the "Agreement"). AIM was organized in 1976 and, together with its subsidiaries, advises, manages or administers over 90 investment company portfolios encompassing a broad range of investment objectives. Pursuant to the terms of the Agreement, AIM manages the investment of the Portfolio's assets. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio. AIM shall not be liable to the Company or to its shareholders except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Certain directors and officers of AIM are also directors or executive officers of the Company.

  Pursuant to the Agreement, AIM is paid a fee from the Company with respect to the Portfolio calculated at the annual rate of 0.25% of the first $500 million of the Portfolio's average daily net assets plus 0.20% of such Portfolio's average daily net assets in excess of $500 million.

  For the fiscal year ended March 31, 1998, AIM was paid fees from the Company with respect to the Portfolio which represented 0.16% of the Portfolio's average net assets. For the fiscal year ended March 31, 1998, AIM waived a portion of its fees from the Company with respect to the Portfolio. Had AIM not waived its fee, AIM would have received an amount from the Company pursuant to the Agreement with respect to the Portfolio which represented 0.23% of the Portfolio's average daily net assets.

  The Company pays or causes to be paid all expenses of the Company which are not borne by its distributor or AIM. See the Statement of Additional Information for a detailed description of these other charges.

ADMINISTRATIVE SERVICES

  The Company has entered into a Master Administrative Services Agreement with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Company and related staff. As compensation of AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.

DISTRIBUTOR

  The Company has entered into a distribution agreement (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. Certain directors and officers of the Company are affiliated with FMC and AIM Management. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Company either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.

  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to financial institutions who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain Institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed 0.05% of the net asset value of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares in the Class or the amount received as proceeds from such sales. Sales of shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Company has adopted the Plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Class. The Plan provides that the Company may incur expenses in connection with the distribution of the shares of the Class of up to 0.10% on an annualized basis of the average daily net assets of the shares of the Class. Such amounts may be expended when and if authorized by the Board of Directors and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature, costs of administering the Plan and payment of service fees to certain Institutions.

  The Plan provides for payment of a service fee to Institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class, in amounts of up to 0.10% of the average net assets of the Class attributable to the Institutions. Payments retained by FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Company to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Company will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  FMC is a wholly owned subsidiary of AIM, an indirect wholly owned subsidiary of AMVESCAP PLC. Both Charles T. Bauer, a Director and Chairman of the Company and Robert H. Graham, a Director and President of the Company, own shares of AMVESCAP PLC.

  The Plan requires the officers of the Company to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors will review these reports in connection with their decisions with respect to the Plan.

  As required by Rule 12b-1 under the 1940 Act, the Plan has been approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors"). In approving the Plan in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Company and the holders of the shares of the Class.

  The Plan, unless sooner terminated in accordance with its terms, shall continue in effect from year to year as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.

  The Plan may be terminated by a vote of a majority of the Qualified Directors, or by a vote of a majority of the holders of the outstanding voting securities of the Class. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval. Otherwise, the Plan may be amended by the Board of Directors, including a majority of the Qualified Directors, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

PORTFOLIO TRANSACTIONS

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. In the event the Portfolio purchases securities traded over-the-counter, the Portfolio deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the execution and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with clients other than the Portfolio. Similarly, research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

FEE WAIVERS

  In order to increase the yield to investors, AIM or its subsidiaries may from time to time waive or reduce its advisory fees while retaining the right to be reimbursed for such fees prior to the end of each fiscal year. Fee waivers or reductions, other than those set forth in the Agreement, may be rescinded at any time without further notice to investors. AIM has agreed, however, to provide the Board of Directors with 60 days' notice prior to terminating the current voluntary fee waiver described below.

  For the year ended March 31, 1998, AIM reduced its fees from the Portfolio by $683,910.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

  The Company was originally incorporated in Maryland on January 24, 1977, but had no operations prior to March 21, 1983. Effective August 30, 1985, the Company was reorganized as a Massachusetts business trust and, effective May 1, 1992, it was reorganized as a Maryland corporation. The Company currently offers shares of one portfolio, the Portfolio, which has six classes. All shares of the Company have equal rights with respect to voting, except that the holders of shares of a particular class will have the exclusive right to vote on matters pertaining solely to that class. For example, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. In the event of liquidation or termination of the Company, holders of shares of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the Portfolio, less (b) the liabilities of the Company attributable to the respective class of the Portfolio allocated among the six classes thereof based on the respective liquidation value of the class. Fractional shares of the Class have the same rights as full shares to the extent of their proportionate interest.

  There will not normally be annual shareholders' meetings. Shareholders may remove directors from office by votes cast at a meeting of shareholders or by written consent, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Company's outstanding shares.

  There are no preemptive or conversion rights applicable to any of the Company's shares. The Company's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional classes or series of the Company without shareholder approval.

  As of October 30, 1998, The Bank of New York was the owner of record of 36.45% of the outstanding shares of the Portfolio and Cullen/Frost Discount Brokers was the owner of record of 27.84% of the outstanding shares of the Portfolio. Therefore, each could be deemed to "control" the Portfolio, as the term is defined in the 1940 Act.

TRANSFER AGENT AND CUSTODIAN

  A I M Fund Services, Inc., P.O. Box 4497, Houston, Texas 77210-4497, acts as transfer agent for the shares of the Class offered pursuant to this Prospectus. The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the Portfolio's securities and cash.

LEGAL MATTERS

  The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania, serves as counsel to the Company, and passes upon certain legal matters for the Company.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to an investor's Institution, or to the Company at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or may be made by calling (800) 877-7745.

YEAR 2000 COMPLIANCE PROJECT

  In providing services to the Company, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers provide the Company and its shareholders.

  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely (i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that AIM Management and its subsidiaries will not otherwise be adversely affected by the year 2000 issue.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Company and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

-------------------------------------    ---------------------------------------
-------------------------------------    ---------------------------------------

TAX-FREE INVESTMENTS CO. (TFIC)                          PROSPECTUS
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173                            December 18, 1998
(800) 877-7745
                                                          TAX-FREE
                                                      INVESTMENTS CO.
INVESTMENT ADVISOR                                         (TFIC)
A I M ADVISORS, INC.
11 Greenway Plaza, Suite 100                          ---------------
Houston, Texas 77046-1173
(713) 626-1919                                     CASH RESERVE PORTFOLIO

DISTRIBUTOR                                           ---------------
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 100                       CASH MANAGEMENT CLASS
Houston, Texas 77046-1173
(800) 877-7745
                                                     TABLE OF CONTENTS
AUDITORS
KPMG PEAT MARWICK LLP
700 Louisiana
Houston, Texas 77002                                                        PAGE
                                                                            ----
CUSTODIAN
THE BANK OF NEW YORK                     Summary............................  2
90 Washington Street                     Table of Fees and Expenses.........  4
11th Floor                               Suitability For Investors..........  5
New York, New York 10286                 Investment Program.................  5
                                         Purchase of Shares.................  8
TRANSFER AGENT                           Redemption of Shares...............  9
A I M FUND SERVICES, INC.                Dividends..........................  9
P.O. Box 4497                            Taxes.............................. 10
Houston, Texas 77210-4497                Determination of Net Asset Value... 11
                                         Yield Information.................. 11
                                         Reports to Shareholders............ 11
NO PERSON HAS BEEN AUTHORIZED TO         Management of the Company.......... 12
GIVE ANY INFORMATION OR TO MAKE ANY      General Information................ 14
REPRESENTATIONS NOT CONTAINED IN
THIS PROSPECTUS IN CONNECTION WITH
THE OFFERING MADE BY THIS PROSPECTUS,
AND IF GIVEN OR MADE, SUCH INFORMATION
OR REPRESENTATIONS MUST NOT BE RELIED
UPON AS HAVING BEEN AUTHORIZED BY THE
COMPANY OR THE DISTRIBUTOR. THIS
PROSPECTUS DOES NOT CONSTITUTE AN
OFFER IN ANY JURISDICTION TO ANY
PERSON TO WHOM SUCH OFFERING MAY
NOT LAWFULLY BE MADE.

-------------------------------------    ---------------------------------------
-------------------------------------    ---------------------------------------

TAX-FREE
CASH RESERVE
PORTFOLIO                         PROSPECTUS
------------------------------------------------------

INSTITUTIONAL CLASS             Tax-Free Investments Co. (the "Company") is a
                               mutual fund designed for institutions and
DECEMBER 18, 1998              individuals seeking current income which is
                               exempt from federal income taxes. Pursuant to this Prospectus, the Company offers shares representing interests in Institutional Cash
                               Reserve Shares (the "Institutional Class") of its Cash Reserve Portfolio.

                                The Cash Reserve Portfolio is a "money market
                               fund," the investment objective of which is the generation of as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The Cash Reserve Portfolio attempts to maintain a constant net asset value of $1.00 per share. No assurance can be given that such a net asset value can be maintained.

                                This Prospectus relates solely to the
                               Institutional Class. The Institutional Class is offered primarily to banks and other institutions acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity, and is designed as a convenient and economical vehicle in which such institutions can invest short-term cash reserves.

                                THESE SECURITIES HAVE NOT BEEN APPROVED OR
                               DISAPPROVED BY THE SECURITIES AND EXCHANGE
                               COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                THIS PROSPECTUS SETS FORTH BASIC INFORMATION
                               THAT A PROSPECTIVE INVESTOR SHOULD KNOW ABOUT THE COMPANY AND THE SHARES PRIOR TO INVESTING AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 18, 1998 HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") AND IS HEREBY INCORPORATED BY REFERENCE. A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION IS INCLUDED AS AN APPENDIX TO THIS PROSPECTUS. THE SEC MAINTAINS A WEB SITE AT HTTP://WWW.SEC.GOV THAT CONTAINS MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION REGARDING THE COMPANY.

                                SHARES OF THE CASH RESERVE PORTFOLIO ARE NOT
                               DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
                               ENDORSED BY, ANY BANK, AND THE CASH RESERVE
                               PORTFOLIO'S SHARES ARE NOT FEDERALLY INSURED OR
                               GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL
                               DEPOSIT INSURANCE CORPORATION, THE FEDERAL
                               RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE
                               NO ASSURANCE THAT THE CASH RESERVE PORTFOLIO
                               WILL BE ABLE TO MAINTAIN A STABLE NET ASSET
                               VALUE OF $1.00 PER SHARE. SHARES OF THE CASH
[LOGO APPEARS HERE]            RESERVE PORTFOLIO INVOLVE INVESTMENT RISKS,
Fund Management Company        INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

11 Greenway Plaza
Suite 100
Houston, TX 77046-1173
(800) 659-1005

                          ORGANIZATION OF THE COMPANY

 The Company is a Maryland corporation organized as an open-end, diversified, series management investment company, which currently has one portfolio, the Cash Reserve Portfolio (the "Portfolio").

 The Portfolio currently offers six classes of shares. They are the Cash Management Class, the Institutional Class, the Personal Investment Class, the Private Investment Class, the Reserve Class and the Resource Class. This Prospectus relates only to the Institutional Class. The Institutional Class is offered primarily to banks and other institutions investing for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. Shares of the other classes are offered pursuant to separate prospectuses.

 The purpose of the following table is to assist an investor in understanding the various costs and expenses that an investor in the Institutional Class will bear directly or indirectly.

                           TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES
 Maximum sales load imposed on purchases
  (as a percentage of offering price).....................................  None
 Maximum sales load on reinvested dividends
  (as a percentage of offering price).....................................  None
 Deferred sales load (as a percentage of original
  purchase price or redemption proceeds, as applicable)...................  None
 Redemption fees (as a percentage of amount
  redeemed, if applicable)................................................  None
 Exchange fee.............................................................  None

ANNUAL OPERATING EXPENSES OF THE SHARES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
 Management fees*......................................................... 0.16%
 Other expenses........................................................... 0.04%
                                                                           -----
 Total fund operating expenses*........................................... 0.20%
                                                                           =====

------
 * After fee waivers. Had there been no fee waivers during the fiscal year, management fees would have been 0.23% and total fund operating expenses would have been 0.27%. A beneficial holder of shares of the Institutional Class should also consider the effect of any account fees charged by the financial institution managing his or her account.


EXAMPLE

 An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

    1 year..................................................................  $2
    3 years.................................................................  $6
    5 years................................................................. $11
   10 years................................................................. $26

THE EXAMPLES SHOWN IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE PERFORMANCE AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest With Dis-cipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

                              FINANCIAL HIGHLIGHTS

  Shown below are the per share income and capital changes for a share outstanding during the six months ended September 30, 1998, and the fiscal years ended March 31, 1998, 1997, 1996, 1995, 1994, 1993, 1992, 1991, 1990 and
the eleven months ended March 31, 1989. Except for the information for the six months ended September 30, 1998, which is unaudited, the following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report on the financial statements and the related notes appears in the Statement of Additional Information.

                                                                                 MARCH 31,
                                  -----------------------------------------------------------------------------------------
                  SEPTEMBER 30,
                      1998          1998      1997       1996        1995        1994       1993       1992        1991
                  -------------   --------  --------  ----------  ----------  ----------  --------  ----------  ----------
Net asset value,
beginning of
period              $   1.00      $   1.00     $1.00       $1.00       $1.00       $1.00     $1.00       $1.00       $1.00
----------------    --------      --------  --------  ----------  ----------  ----------  --------  ----------  ----------
Income from
investment
operations:
 Net investment
 income                 0.02          0.03      0.03        0.04        0.03        0.02      0.03        0.04        0.06
----------------    --------      --------  --------  ----------  ----------  ----------  --------  ----------  ----------
Less distributions:
 Dividends from
 net investment
 income                (0.02)        (0.03)    (0.03)      (0.04)      (0.03)      (0.02)    (0.03)      (0.04)      (0.06)
----------------    --------      --------  --------  ----------  ----------  ----------  --------  ----------  ----------
Net asset value,
end of period       $   1.00      $   1.00     $1.00       $1.00       $1.00       $1.00     $1.00       $1.00       $1.00
----------------    --------      --------  --------  ----------  ----------  ----------  --------  ----------  ----------
Total return            3.47%(a)      3.55%     3.33%       3.67%       3.06%       2.33%     2.66%       4.09%       5.68%
----------------    --------      --------  --------  ----------  ----------  ----------  --------  ----------  ----------
Ratios/supplemental
data:
Net assets, end
of period
(000s omitted)      $892,758      $896,904  $966,567  $1,009,039  $1,009,891  $1,040,595  $994,828  $1,191,209  $1,156,557
----------------    --------      --------  --------  ----------  ----------  ----------  --------  ----------  ----------
Ratio of
expenses to
average net
assets(b)               0.20%(c)      0.20%     0.20%       0.20%       0.20%       0.20%     0.20%       0.20%       0.20%
----------------    --------      --------  --------  ----------  ----------  ----------  --------  ----------  ----------
Ratio of net
investment
income to average
net assets(d)           3.41%(c)      3.49%     3.27%       3.59%       3.01%       2.30%     2.66%       4.00%       5.52%
----------------    --------      --------  --------  ----------  ----------  ----------  --------  ----------  ----------
                     1990        1989
                  ----------- --------------
Net asset value,
beginning of
period                 $1.00       $1.00
----------------- ----------- --------------
Income from
investment
operations:
 Net investment
 income                 0.06        0.05
----------------- ----------- --------------
Less distributions:
 Dividends from
 net investment
 income                (0.06)      (0.05)
----------------- ----------- --------------
Net asset value,
end of period          $1.00       $1.00
----------------- ----------- --------------
Total return            6.22%       5.67%(a)
----------------- ----------- --------------
Ratios/supplemental
data:
Net assets, end
of period
(000s omitted)    $1,114,813  $1,062,479
----------------- ----------- --------------
Ratio of
expenses to
average net
assets(b)               0.20%       0.20%(a)
----------------- ----------- --------------
Ratio of net
investment
income to average
net assets(d)           6.03%       5.52%(a)
----------------- ----------- --------------

(a)Annualized.

(b) After waiver of advisory fees and/or expense reimbursements. Ratios of expenses to average net assets prior to waiver of advisory fees and/or expense reimbursements were 0.27% (annualized) for the period ended September 30, 1998 and 0.27%, 0.26%, 0.26%, 0.26%, 0.28%, 0.26%, 0.26%,
    0.27%, 0.28% and 0.28% (annualized), for the periods 1998-1989, respectively.

(c) Ratios are annualized and based on average net assets of $967,590,577.

(d) After waiver of advisory fees and/or expense reimbursements. Ratios of net investment income to average net assets prior to waiver of advisory fees and/or expense reimbursements were 3.34% (annualized) for the period ended September 30, 1998 and 3.42%, 3.21%, 3.53%, 2.95%, 2.22%, 2.60%, 3.94%,
    5.46%, 5.95% and 5.44% (annualized), for the periods 1998-1989, respectively.

                           SUITABILITY FOR INVESTORS

 The Institutional Class is intended for use by banks and other institutions, investing for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. The Institutional Class is designed to be a convenient and economical vehicle in which such shareholders can invest in high quality municipal obligations with remaining maturities of 397 days or less while maintaining liquidity. The municipal obligations purchased for investment by the Portfolio are hereinafter referred to as "Municipal Securities."

 Shares of the Institutional Class may not be purchased directly by individuals, although institutions may purchase the Institutional Class for accounts maintained for individuals. Prospective investors should determine if an investment in the Institutional Class is consistent with the investment objectives of their clients and with applicable state and federal laws and regulations. Certain financial institutions may impose changes in connection with opening or maintaining their customers' accounts or for providing recordkeeping or sub-accounting services with respect to the Institutional Class. Beneficial owners of the Institutional Class held of record by an institutional investor should read this Prospectus in light of the terms governing their institutional accounts, and should obtain from such institution information concerning any recordkeeping, account maintenance or other fees charged to their accounts. The minimum amount required for an initial investment in the Institutional Class is $1 million.

 An investment in the Institutional Class may relieve the institution of many of the investment and administrative burdens encountered when investing in Municipal Securities directly, including: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. At the same time, the expenses of the Company attributable to the Institutional Class are expected to be relatively small due primarily to the fact that there will be only a small number of shareholders in the Institutional Class. These shareholders of the Institutional Class do not need many of the services provided by other tax-exempt investment companies, thereby resulting in lower transfer agent fees and costs for printing reports and any necessary proxy statements. In addition, sales of the Institutional Class to institutions acting for themselves or in a fiduciary capacity are exempt from the registration requirements of most state securities laws, thereby resulting in reduced state registration fees.

 It is anticipated that most shareholders of the Institutional Class will perform their own sub-accounting.

                               INVESTMENT PROGRAM

INVESTMENT OBJECTIVE

 The investment objective of the Portfolio is to generate as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term Municipal Securities. This objective will not be changed without the approval of a majority of the Portfolio's outstanding shares (within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act")).

 There can be no assurance that the Portfolio will achieve its investment objective.

MUNICIPAL SECURITIES

 Municipal Securities include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses and the lending of such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. As used in this Prospectus and the Statement of Additional Information, interest which is "tax-exempt" or "exempt from federal income taxes" means interest on Municipal Securities which is excluded from gross income for federal income tax purposes, and which does not give rise to a federal alternative minimum tax liability. See "Tax Matters" herein and in the Statement of Additional Information.

INVESTMENT POLICIES

 Except where noted, the investment policies stated below are not fundamental and may be changed by the Board of Directors of the Company without shareholder approval. Shareholders will be notified before any material change in the following investment policies becomes effective. Policies which are noted as fundamental may be changed only with the approval of a majority of the Portfolio's outstanding shares (within the meaning of the 1940 Act).

QUALITY STANDARDS

 The policies set forth below with respect to quality standards are fundamental and may be changed only with shareholder approval. The quality standards apply at the time of purchase of a security. Since the Portfolio invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Information concerning the ratings criteria of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and certain other nationally recognized statistical rating organizations ("NRSROs") appears in the Statement of Additional Information.

 The Fund will limit its purchases of Municipal Securities to those which are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. government securities.

MATURITIES

 The policies set forth below with respect to maturities are non-fundamental and may be changed without shareholder approval.

 Consistent with its objective of stability of principal, the Portfolio attempts to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds the per share net asset value of its shares in compliance with Rule 2a-7, as amended from time to time. Accordingly, the Portfolio invests only in Municipal Securities having remaining maturities of 397 days or less and maintains a dollar weighted average portfolio maturity of 90 days or less.

 The maturity of a security held by the Portfolio is determined in compliance with applicable rules and regulations. Certain securities bearing interest at rates that are adjusted prior to the stated maturity of the instrument or are subject to demand features or that are subject to repurchase agreements are deemed to have maturities shorter than their stated maturities.

VARIABLE OR FLOATING RATE INSTRUMENTS

 The Portfolio may invest in Municipal Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Such readjustment may be based either upon a predetermined standard, such as a bank prime rate or the U.S. Treasury bill rate, or upon prevailing market conditions. Variable or floating interest rates generally reduce changes in the market price of Municipal Securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed rate obligations.

 Many Municipal Securities with variable or floating interest rates purchased by the Portfolio are subject to payment of principal and accrued interest (usually within seven days) on the Portfolio's demand. The terms of such demand instruments require payment of principal and accrued interest from the issuer, a guarantor and/or a liquidity provider. Frequently such obligations include letters of credit or other credit support arrangements provided by financial institutions. All variable or floating rate instruments will meet the quality standards of the Portfolio. A I M Advisors, Inc. ("AIM") will monitor the pricing, quality and liquidity of the variable or floating rate Municipal Securities held by the Portfolio.

SYNTHETIC MUNICIPAL INSTRUMENTS

 AIM believes that certain synthetic municipal instruments provide opportunities for mutual funds to invest in high credit quality securities providing attractive returns, even in market conditions where the supply of short-term tax-exempt instruments may be limited. Synthetic municipal instruments (sometimes referred to as "derivative municipal instruments") are securities the value of and return on which are derived from underlying securities. Synthetic municipal instruments comprise a large percentage of tax-exempt securities eligible for purchase by tax-exempt money market funds. The types of synthetic municipal instruments in which the Portfolio may invest involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Portfolio. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. Synthetic municipal instruments typically are created by a bank, broker-dealer or other financial institution ("Sponsor"). Typically, a portion of the interest paid on the Underlying Bonds which exceeds the interest paid to the certificate holders is paid to the Sponsor or other investors. For further information regarding specific types of synthetic municipal instruments in which the Portfolio may invest see the caption "Investment Program and Restrictions--Synthetic Municipal Instruments" in the Statement of Additional Information.

 All such instruments must meet the minimum quality standards required for the Portfolio's investments and must present minimal credit risks. In selecting synthetic municipal instruments for the Portfolio, AIM considers the creditworthiness of the issuer of the Underlying Bond, the Sponsor and the party providing certificate holders with a conditional right to sell their certificates at stated times and prices (a demand feature). Typically, a certificate holder cannot exercise the demand feature upon the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.

 The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the Internal Revenue Service has not issued a ruling addressing this issue. In the event the Internal Revenue Service issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Portfolio on certain synthetic municipal instruments would be deemed to be taxable. The Portfolio relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.

INVESTMENT RESTRICTIONS

 The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal regulatory limitations. These restrictions provide that the Portfolio will not:

    (1) purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time; provided, however, that the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act and the rules and regulations promulgated thereunder (as such statute, rules and regulations are amended from time to time) or to the extent permitted by exemptive order or other similar relief; or

    (2) concentrate 25% or more of its total assets in the securities of issuers in a particular industry; provided, however, that securities issued or guaranteed by banks or subject to financial guaranty insurance are not subject to this limitation; and provided further, that securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and tax-exempt securities issued by state and local governments and their political subdivisions, are not included within this restriction.

 The foregoing restrictions are matters of fundamental policy and may not be changed without shareholder approval. A description of further investment re-strictions applicable to the Portfolio that may not be changed without share-holder approval is contained in "Investment Program and Restrictions" section of the Statement of Additional Information.

 In pursuit of its objectives, the Portfolio will also adhere to the following non-fundamental investment policies, which may be altered by the Portfolio's Board of Directors without approval of holders of the Portfolio's voting secu-rities:

    (1) the Portfolio will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days;

    (2) the Portfolio does not intend to purchase securities of an issuer if, after giving effect to such purchase, 25% or more of the value of the Portfolio's total assets would be invested in securities of one or more issuers conducting their principal activities in the same state. The Portfolio may invest 25% or more of its total assets in industrial development bonds; and

    (3) the Portfolio does not intend to purchase securities of an issuer if, after giving effect to such purchase, 25% or more of the value of the Portfolio's total assets would be invested in securities the interest on which is paid from revenues of projects with similar characteristics. This policy applies to industrial development bonds as well as other tax-exempt securities. This policy shall not apply, however, in the event such securities are subject to a guarantee. With respect to securities that are subject to a guarantee, the Portfolio does not intend to purchase any such security if, after giving effect to such purchase, 25% or more of its total assets would be invested in securities issued or guaranteed by entities in a particular industry. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to this policy.

OTHER CONSIDERATIONS

 The ability of the Portfolio to achieve its investment objectives depends upon the continuing ability of the issuers or guarantors of Municipal Securities held by such Portfolio to meet their obligations for the payment of interest and principal when due. Because the Portfolio invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. The securities in which the Portfolio invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value. The net asset value per share of the Institutional Class will normally remain constant at $1.00, although there can be no assurance that such net asset value will not change.

                               PURCHASE OF SHARES

 The Company sells shares of the Institutional Class on a continuous basis at the net asset value of the shares next determined after the Company receives an order. The Company determines the net asset value of the Portfolio twice each Business Day at 12:30 and 3:00 p.m. Eastern time. A "Business Day" is any day on which member banks of the Federal Reserve Bank of New York and the Bank of New York are open for business. It is expected that these banks will be closed during the next twelve months on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr. Day, President's Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. The Company may change the time it determines the net asset value of the Portfolio and therefore the time for which purchase orders for shares of the Institutional Class must be submitted to and received by AFS for execution on the same day, on any Business Day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

 Shareholders should submit purchase orders to the Company's transfer agent, A I M Fund Services, Inc. (the "Transfer Agent" or "AFS"). A purchase order is considered received at the time federal funds are wired to AFS and notice of such order is provided to the Transfer Agent. Prior to the initial purchase of shares of the Institutional Class, a shareholder must complete and send an Account Application to AFS at P.O. Box 4497, Houston, Texas 77210-4497.

 The minimum initial investment for the purchase of shares of the Institutional Class is $1 million. A shareholder may aggregate its Master Account(s) and subaccounts to satisfy the minimum initial investment. There is no minimum for any subsequent investment. A shareholder may make subsequent investments via AIM LINK(R) Remote, a personal computer application software product.

 The Company sells shares of the Institutional Class without any sales charge. Banks or other institutions, however, may charge record keeping, account maintenance or other fees to their customers. Beneficial owners of the Institutional Class should consult with such institutions to obtain a schedule of such fees.

 The Company reserves the right to reject any purchase order and to withdraw all or any part of the offering made by this Prospectus. The Company will promptly return to an investor any funds it receives with respect to an order that the Company has not accepted or has not received.

 Any request for correction to a transaction of Portfolio shares must be submitted in writing to the Transfer Agent. The Transfer Agent reserves the right to reject any such request. When a correction results in a dividend adjustment, the institution must agree in writing to reimburse the Portfolio for any loss resulting from the correction. Failure to deliver purchase proceeds on the requested settlement date may result in a claim against the institution for an amount equal to the overdraft charge incurred by the Portfolio.

                              REDEMPTION OF SHARES

 Shareholders may redeem any or all of their shares of the Institutional Class at the net asset value next determined after receipt of a redemption request in proper form by the Company. There is no charge for redemption. The value of shares of the Institutional Class on redemption may be more or less than the shareholder's initial cost, depending upon the value of the Portfolio's investments at the time of redemption. It is expected that the net asset value of the Portfolio will remain constant at $1.00 per share. See "Share Purchases and Redemptions--Net Asset Value Determination" in the Statement of Additional Information.

 Redemption requests with respect to the Institutional Class are normally made by calling AFS at (800) 659-1005. Redemption requests with respect to the Institutional Class may also be made via AIM LINK(R) Remote. Payment for redeemed shares of the Institutional Class is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application on the day specified below, but may be remitted by check upon request by a shareholder.

 If AFS receives a redemption request on a Business Day prior to the 12:30 p.m. Eastern time net asset value determination, the redemption will be effected at the net asset value of the Portfolio determined as of 12:30 p.m. Eastern time and the Company will normally wire redemption proceeds on that day. A redemption request received by AFS between 12:30 p.m. Eastern time and 3:00 p.m. Eastern time will be effected at the net asset value of the Portfolio determined as of 3:00 p.m. Eastern time and proceeds will normally be wired on the next Business Day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. If AFS receives a redemption request on a Business Day after 3:00 p.m. Eastern time, the redemption will be effected at the net asset value of the Portfolio determined as of 12:30 p.m. Eastern time on the next Business Day of such Portfolio, and the Company will normally wire redemption proceeds on such next Business Day. The Company may change the time it determines net asset value of the Institutional Class under the circumstances described above in "Purchase of Shares." Any such change may affect the processing of redemption requests.

 A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Company. The authorized signature on the no-tice must be guaranteed by a commercial bank or trust company (which may in-clude the shareholder). Additional documentation may be required when deemed appropriate by the Portfolio or AFS.

 Shareholders may request a redemption by telephone. Neither the Transfer Agent nor FMC will be liable for any loss, expense or cost arising out of any tele-phone redemption request effected in accordance with the authorization set forth in the account application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verifi-cation of telephone transactions. Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmation promptly after the transaction.

 Payment for shares of the Institutional Class redeemed by mail and payment for telephone redemptions in amounts of less than $10,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The Company may make payment for telephone redemptions in excess of $10,000 by check when it is considered to be in the Company's best interest to do so.

 Dividends payable up to the date of redemption on redeemed shares of the Institutional Class will normally be paid on the next dividend payment date. However, if all of the shares of the Institutional Class in a shareholder's account are redeemed, dividends payable up to the date of redemption will normally be paid within five days of the date of redemption.

 Any request for correction to a redemption transaction of Portfolio shares must be submitted in writing to the Transfer Agent as described above in "Purchase of Shares."

                        DETERMINATION OF NET ASSET VALUE

 The Company determines the net asset value of its shares as of 12:30 p.m. and 3:00 p.m. Eastern time on each Business Day. Net asset value is calculated by subtracting the Portfolio's liabilities from its total assets and by dividing the result by the total number of shares outstanding in the Portfolio, and rounding such per share net asset value to the nearest whole cent. The determination of the Portfolio's net asset value per share is made in accordance with generally accepted accounting principles. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not yet received. Portfolio securities in the Portfolio are valued on the basis of amortized cost.

                                   DIVIDENDS

 The Company declares a dividend from net investment income (not including any net short-term capital gains) earned by the Portfolio on each Business Day of the Company. Dividends are paid to settled shareholders of the Company as of 3:00 p.m. Eastern time on such Business Day. Shareholders whose purchase orders have been received by the Company prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any Business Day are settled and eligible to receive dividends on that Business Day. The dividend declared on any day preceding a non-Business Day of the Portfolio will include the income accrued on such non-Business Day. Dividends will be paid monthly. Net realized capital gains (including net short-term gains) are generally distributed annually. The Portfolio does not expect to realize any long-term capital gains and losses. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value thereof.

 The dividend accrued and paid for each class of shares of the Company will consist of: (a) interest accrued and original issue discount earned less amortization of premiums, if any, for the portfolio to which such class relates, allocated based upon such class's pro rata share of the total shares outstanding which relate to such portfolio, less (b) Company expenses accrued for the applicable dividend period attributable to such portfolio, such as custodian fees and accounting expenses, allocated based upon each such class's pro rata share of the net assets of such portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.

                            PERFORMANCE INFORMATION

 Performance information for the Institutional Class can be obtained by calling the Company at (800) 659-1005. Performance will vary from time to time and past results are not necessarily indicative of future results. Investors should understand that performance is a function of the type and quality of the Portfolio's investments as well as its operating expenses. Performance information for the shares of the Institutional Class may not provide a basis for comparison with investments which pay fixed rates of interest for a stated period of time, with other investments or with investment companies which use a different method of calculating performance.

 Comparative performance information using data from industry publications may be used from time to time in advertising or marketing the Institutional Class.

 The yield of the Institutional Class, calculated as described below, will fluctuate from day to day. Calculations of yield will take into account the total income received by the Portfolio, including taxable income, if any; however, the Portfolio intends to invest its assets so that one hundred percent (100%) of its annual interest income will be tax-exempt. To the extent that different classes of shares bear different expenses, the yields of such classes can be expected to vary. To the extent that institutions charge fees in connection with services provided in conjunction with the Fund, the yield will be lower for those beneficial owners paying such fees.

 From time to time and in its discretion, AIM or its subsidiaries may waive all or a portion of advisory or distribution fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

 The current yield and effective yield (which assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized current yield for the period) for the Institutional Class are calculated according to a formula prescribed by the SEC. See "Performance Information" in the Statement of Additional Information. For the seven-day period ended March 31, 1998, the current yield and effective yield for the Institutional Class were 3.52% and 3.58%, respectively.

                                  TAX MATTERS

 The Portfolio has qualified and intends to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Portfolio qualifies for this tax treatment, it is not subject to federal income taxes on amounts distributed to shareholders.

 Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Portfolio in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Portfolio may be subject to state income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder and may have other collateral federal income tax consequences. The Portfolio intends to avoid investment in Municipal Securities the interest on which will constitute an item of tax preference and therefore could give rise to a federal alternative minimum tax liability. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statement of Additional Information.

 The Portfolio may pay dividends to shareholders which are taxable, but will endeavor to avoid investments which would result in taxable dividends. Unless otherwise required by Treasury regulations, the percentage of dividends which constitutes exempt-interest dividends, and the percentage thereof (if any) which constitutes an item of tax preference will be determined annually and will be applied uniformly to all dividends declared during that year. These percentages may differ from the actual percentages for any particular day.

 To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional shares. Distributions of net long-term capital gains (capital gain dividends), if any, will be taxable as long-term capital gains, whether received in cash or additional shares.

 From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Portfolio to pay exempt-interest dividends might be adversely affected.

 Shareholders will be advised annually as to the federal income tax status of distributions made during the year. Shareholders are advised to consult with their tax advisors concerning the impact of the Code on their investments in the Portfolio, and concerning the application of state, local and foreign taxes to investments in the Portfolio, which may differ significantly from the federal income tax consequences described above.

 Foreign persons who file a United States tax return for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or AFS.

                           MANAGEMENT OF THE COMPANY

BOARD OF DIRECTORS

 The overall management of the business and affairs of the Company is vested in its Board of Directors. The Board of Directors approves all significant agreements between the Company, on behalf of the Portfolio, and persons or companies furnishing services to the Company, including the Company's agreements with the Portfolio's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Company are delegated to the Company's officers and to AIM, subject always to the objective and policies of the Portfolio and to the general supervision of the Board of Directors. AIM also furnishes or procures on behalf of the Company all services necessary to the proper conduct of the Company's business. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. AIM Management is a holding company engaged in the financial services business and is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail fund businesses in the United States, Europe and the Pacific Region. Information concerning the Board of Directors may be found in the Statement of Additional Information.

 For a discussion of AIM Management and its subsidiaries' Year 2000 Compliance Project, see "General Information--Year 2000 Compliance Project."

DISTRIBUTOR

 The Company has entered into a distribution agreement (the "Distribution Agreement") with FMC, a wholly owned subsidiary of AIM, with respect to the Institutional Class. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. FMC does not receive any fees from the Company under the Distribution Agreement. Certain directors and officers of the Company are affiliated with FMC.

 FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to banks or dealers who sell a minimum dollar amount of the shares of the Portfolio during a specific period of time. In some instances, these incentives may be offered only to certain banks or dealers who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed 0.05% of the net asset value of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the Portfolio's shares or the amount that the Portfolio will receive as proceeds from such sales. Banks or dealers may not use sales of the Portfolio's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

ADMINISTRATIVE SERVICES

 The Company has entered into a Master Administrative Services Agreement with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Company and related staff. As compensation of AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.

INVESTMENT ADVISOR

 A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement (the "Advisory Agreement"). AIM, which was organized in 1976, together with its subsidiaries, advises, manages or administers over 90 investment company portfolios encompassing a broad range of investment objectives.

 Pursuant to the terms of the Advisory Agreement, AIM manages the investments of the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio. AIM shall not be liable to the Company or to its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Certain directors and officers of AIM are also directors or executive officers of the Company.

 For the fiscal year ended March 31, 1998, AIM was paid fees from the Company with respect to the Portfolio which represented 0.16% of the Portfolio's average net assets.

FEES AND EXPENSES

 Pursuant to the Advisory Agreement, the Company pays AIM a fee with respect to the Portfolio calculated at the annual rate of 0.25% of the first $500 million of the Portfolio's average daily net assets plus 0.20% of the Portfolio's average daily net assets in excess of $500 million.

 For the fiscal year ended March 31, 1998, AIM was paid fees from the Company with respect to the Portfolio which represented 0.16% of the Portfolio's average net assets. During such fiscal year, those expenses of the Company which were borne by the Institutional Class, including fees paid to AIM, amounted to 0.20% of the Institutional Class' average net assets. For the fiscal year ended March 31, 1998, AIM waived a portion of its fees with respect to the Portfolio. Had AIM not waived its fee, AIM would have received an amount from the Company pursuant to the Advisory Agreement which represented 0.23% of the Portfolio's average daily net assets.

 The Company pays or causes to be paid all expenses of the Company which are not borne by its distributor or AIM. See the Statement of Additional Information for a detailed description of these other charges.

FEE WAIVERS

 In order to increase the yield to investors, AIM or its subsidiaries may from time to time voluntarily waive or reduce its advisory fees while retaining the right to be reimbursed for such fees prior to the end of each fiscal year. Fee waivers or reductions, other than those set forth in the Advisory Agreement, may be rescinded, however, at any time without further notice to investors, provided, however, that the fee waiver described below will be continued in effect until sixty days following notice to the Board of Directors that such fee waiver will be terminated.

 AIM has agreed to reduce its fee from the Portfolio to the extent necessary to cause the expense ratio of the Company attributable to the operations of the Institutional Class not to exceed 0.20% (exclusive of interest, taxes, brokerage commissions, directors' fees, and registration fees payable to the
SEC).

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

 The Company was originally incorporated in Maryland on January 24, 1977, but had no operations prior to March 21, 1983. On August 30, 1985, the Company was reorganized as a Massachusetts business trust. On May 1, 1992, the Company was reorganized as a Maryland corporation. The Company currently has one portfolio, the Cash Reserve Portfolio. The Portfolio currently offers six classes of shares, the Cash Management Class, the Institutional Cash Reserve Shares, the Personal Investment Class, the Private Investment Class, the Reserve Class and the Resource Class. Each class is offered pursuant to a separate prospectus.

 All shares of the Company have equal rights with respect to voting, except that the holders of shares of a particular class will have the exclusive right to vote on matters pertaining to distribution plans or shareholder service plans, if any such plans are adopted, relating solely to such class. The holders of each class have distinctive rights with respect to dividends which are more fully described in the Statement of Additional Information. There will not normally be annual shareholders' meetings. Shareholders may remove directors from office by votes cast at a meeting of shareholders or by written consent, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Company's outstanding shares.

 There are no preemptive or conversion rights applicable to any of the Company's shares. The Company's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional classes or series of the Company's shares without shareholder approval.

 As of October 30, 1998, The Bank of New York, was the owner of record of 36.45% of the outstanding shares of the Portfolio, and, Cullen/Frost Discount Brokers was the owner of record of 27.84% of the outstanding shares of the Portfolio. Therefore, each could be deemed to "control" the Portfolio, as the term is defined in the 1940 Act.

TRANSFER AGENT AND CUSTODIAN

 A I M Fund Services, Inc., P.O. Box 4497, Houston, Texas 77210-4497, acts as transfer agent for the Institutional Class offered pursuant to this Prospectus. The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286 acts as custodian for the Portfolio's securities and cash.

LEGAL MATTERS

 The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania serves as counsel to the Company, and passes upon certain legal matters for the Company.

SHAREHOLDER INQUIRIES

 Inquiries by holders of the Institutional Class concerning the status of an account should be directed to the Portfolio or an AFS investment representative by calling (800) 659-1005.

YEAR 2000 COMPLIANCE PROJECT

 In providing services to the Company, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers provide the Company and its shareholders.

 To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely (i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that AIM Management and its subsidiaries will not otherwise be adversely affected by the year 2000 issue.

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                   APPENDIX


                           TAX-FREE INVESTMENTS CO.

                            CASH RESERVE PORTFOLIO

                            (CASH MANAGEMENT CLASS)
                             (INSTITUTIONAL CLASS)
                          (PERSONAL INVESTMENT CLASS)
                          (PRIVATE INVESTMENT CLASS)
                                (RESERVE CLASS)
                               (RESOURCE CLASS)


                               11 GREENWAY PLAZA
                                   SUITE 100
                          HOUSTON, TEXAS  77046-1173
                              (800) 659-1005

                                ---------------


         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
              IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS
   OF EACH OF THE ABOVE NAMED CLASSES OF CASH RESERVE PORTFOLIO, COPIES OF
          WHICH MAY BE OBTAINED BY WRITING FUND MANAGEMENT COMPANY,
           11 GREENWAY PLAZA, SUITE 100, HOUSTON, TEXAS  77046-1173
                        OR CALLING (800) 659-1005

                                ---------------


          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 18, 1998
RELATING TO THE PROSPECTUS OF EACH OF THE FOLLOWING CLASSES OF THE CASH RESERVE
                                  PORTFOLIO:
           CASH MANAGEMENT CLASS PROSPECTUS DATED DECEMBER 18, 1998,
            INSTITUTIONAL CLASS PROSPECTUS DATED DECEMBER 18, 1998,
         PERSONAL INVESTMENT CLASS PROSPECTUS DATED DECEMBER 18, 1998,
           PRIVATE INVESTMENT CLASS PROSPECTUS DATED JULY 24, 1998,
             RESERVE CLASS PROSPECTUS DATED DECEMBER 18, 1998 AND
            RESOURCE CLASS PROSPECTUS DATED DECEMBER 18, 1998.

                               TABLE OF CONTENTS


                                                                Page
                                                                ----

INTRODUCTION                                                       A-3

GENERAL INFORMATION ABOUT THE COMPANY............................  A-3
   The Company and its Shares....................................  A-3
   Directors and Officers........................................  A-5
   Remuneration of Directors.....................................  A-8
   AIM Funds Retirement Plan for Eligible Directors/Trustees..... A-10
   Deferred Compensation Agreements.............................. A-10
   The Investment Advisor........................................ A-11
   Administrator................................................. A-12
   Expenses...................................................... A-13
   Transfer Agent and Custodian.................................. A-13
   Reports....................................................... A-14
   Sub-Accounting................................................ A-14
   Principal Holders of Securities............................... A-14

SHARE PURCHASES AND REDEMPTIONS.................................. A-16
   Purchases and Redemptions..................................... A-16
   Net Asset Value Determination................................. A-16
   The Distribution Agreement.................................... A-17
   Distribution Plan............................................. A-18
   Banking Regulations........................................... A-19

PERFORMANCE INFORMATION.......................................... A-19

INVESTMENT PROGRAM AND RESTRICTIONS.............................. A-20
   Investment Program............................................ A-20
   Municipal Securities.......................................... A-21
   Diversification Requirements.................................. A-22
   Investment Ratings............................................ A-22
   When-Issued Securities and Delayed Delivery Transactions...... A-27
   Variable or Floating Rate Instruments......................... A-27
   Synthetic Municipal Instruments............................... A-28
   Investment Restrictions....................................... A-28

PORTFOLIO TRANSACTIONS........................................... A-29
   General Brokerage Policy...................................... A-29
   Allocation of Portfolio Transactions.......................... A-30
   Section 28(e) Standards....................................... A-31

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS......................... A-31
   Dividends and Distributions................................... A-31
   Tax Matters................................................... A-32
   Qualification as a Regulated Investment Company............... A-32
   Excise Tax on Regulated Investment Companies.................. A-33
   Distributions................................................. A-33
   Foreign Shareholders.......................................... A-34
   Effect of Future Legislation; Local Tax Considerations........ A-35

FINANCIAL STATEMENTS............................................. FS


                                  INTRODUCTION

     Tax-Free Investments Co. (the "Company") is a mutual fund organized with one portfolio, the Cash Reserve Portfolio, which has six classes of shares. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors with certain information concerning the activities of the fund being considered for investment. This information is included in the Cash Management Class Prospectus dated December 18, 1998, the Institutional Class Prospectus dated December 18, 1998, the Personal Investment Class Prospectus dated December 18, 1998, the Private Investment Class Prospectus dated July 24, 1998, the Reserve Class Prospectus dated December 18, 1998 and the Resource Class Prospectus dated December 18, 1998 (each a "Prospectus"). Copies of each Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Company's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling (800) 659-1005. Investors must receive a Prospectus before they invest.

     This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Company and each class of the Cash Reserve Portfolio. Some of the information required to be in this Statement of Additional Information is also included in each Prospectus and, in order to avoid repetition, reference will be made to sections of the applicable Prospectus. Additionally, each Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from each Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                     GENERAL INFORMATION ABOUT THE COMPANY

THE COMPANY AND ITS SHARES

     The Company is an open-end, diversified, series, management investment company initially organized as a corporation under the laws of the State of Maryland on January 24, 1977. The Company was reorganized as a business trust under the laws of The Commonwealth of Massachusetts on August 30, 1985 and was reorganized as a Maryland corporation on May 1, 1992. Shares of common stock of the Company are redeemable at the net asset value thereof at the option of the shareholder or at the option of the Company in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult each Prospectus under the captions "General Information" and "Redemption of Shares."

     The Company offers shares of one portfolio, the Cash Reserve Portfolio (the "Portfolio"). The Portfolio consists of six classes of shares, each having different shareholder qualifications and bearing expenses differently. The Portfolio consists of the following six classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. This Statement of Additional Information and the associated Prospectuses referred to above relate to each class of the Portfolio.

     As used in each Prospectus, the term "majority of the outstanding shares" of the Company, the Portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Company, the Portfolio or such class present at a meeting of the Company's shareholders, if the holders of more than 50% of the outstanding shares of the Company, the Portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Company, the Portfolio or such class.

     Shareholders of the Company do not have cumulative voting rights, and therefore the holders of a majority of a quorum of the outstanding shares of the Company voting together for election of directors may elect all of the members of the Board of Directors of the Company. In such event, the remaining holders cannot elect any members of the Board of Directors of the Company.

     The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

     The Charter of the Company authorizes the issuance of 10,000,000,000 shares of common stock at $.001 par value. A share of the Portfolio (or class) represents an equal proportionate interest in the Portfolio (or class) with each other share of the Portfolio (or class) and is entitled to a proportionate interest in the dividends and distributions from the Portfolio (or class). Additional information concerning the rights of share ownership is set forth in each Prospectus.

     The assets received by the Company for the issue or sale of shares of each class relating to the Portfolio and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, constitute the underlying assets of the Portfolio. The underlying assets of the Portfolio are segregated and are charged with the expenses with respect to the Portfolio. See "Expenses."

     The Charter further provides that the directors will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Charter protects a director against any liability to which a director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Charter provides for indemnification by the Company of the directors and the officers of the Company except with respect to any matter as to which any such person did not act in good faith and in the reasonable belief that his action was in or not opposed to the best interests of the Company. Such person may not be indemnified against any liability to the Company or the Company's shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Charter also authorizes the purchase of liability insurance on behalf of the Company's directors and officers.

     As described in each Prospectus, the Company will not normally hold annual shareholders' meetings. A special meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Company. At such time as less than a majority of the directors have been elected by the shareholders, the directors then in office will call a shareholders' meeting for the election of directors. In addition, directors may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Company and filed with the Company's transfer agent or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Company has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Except as otherwise disclosed in each Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

DIRECTORS AND OFFICERS

     The directors and executive officers of the Company and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each director and executive officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


                                 POSITIONS HELD
    NAME, ADDRESS AND AGE        WITH REGISTRANT       PRINCIPAL OCCUPATION DURING PAST 5 YEARS
===================================================================================================
*CHARLES T. BAUER (79)           Director and      Chairman of the Board of Directors, A I M
                                 Chairman          Management Group Inc.; A I M Advisors, Inc.,
                                                   A I M Capital Management, Inc., A I M
                                                   Distributors, Inc., A I M Fund Services, Inc.
                                                   and Fund Management Company; and Vice
                                                   Chairman and Director, AMVESCAP PLC.
---------------------------------------------------------------------------------------------------
BRUCE L. CROCKETT (54)           Director          Director, ACE Limited (insurance company).
906 Frome Lane                                     Formerly, Director, President and Chief
McLean, VA  22102                                  Executive Officer, COMSAT Corporation and
                                                   Chairman, Board of Governors of INTELSAT
                                                   (international communications company).
---------------------------------------------------------------------------------------------------
OWEN DALY II (74)                Director          Director, Cortland Trust Inc. (investment
Six Blythewood Road                                company).  Formerly, Director, CF & I Steel
Baltimore, MD  21210                               Corp., Monumental Life Insurance Company
                                                   and Monumental General Insurance Company;
                                                   and Chairman of the Board of Equitable
                                                   Bancorporation.
---------------------------------------------------------------------------------------------------
EDWARD K. DUNN, JR. (63)         Director          Chairman of the Board of Directors, Mercantile
2 Hopkins Plaza, 20th Floor                        Mortgage Corp.  Formerly, Vice Chairman of
Baltimore, MD  21201                               the Board of Directors and President,
                                                   Mercantile - Safe Deposit & Trust Co.; and
                                                   President, Mercantile Bankshares.
---------------------------------------------------------------------------------------------------
JACK FIELDS (46)                 Director          Chief Executive Officer, Texana Global, Inc.
8810 Will Clayton Pkwy.                            (foreign trading company) and Twenty First
Jetero Plaza, Suite E                              Century Group, Inc. (a governmental affairs
Humble, TX  77338                                  company).  Formerly, Member of the U.S.
                                                   House of Representatives.
===================================================================================================

------------------
* A director who is an "interested person" of the Company and A I M Advisors, Inc. as defined in the 1940 Act.


                                 POSITIONS HELD
    NAME, ADDRESS AND AGE        WITH REGISTRANT       PRINCIPAL OCCUPATION DURING PAST 5 YEARS
===================================================================================================
**CARL FRISCHLING (61)           Director          Partner, Kramer, Levin, Naftalis & Frankel (law
919 Third Avenue                                   firm).  Formerly, Partner, Reid & Priest (law
New York, NY  10022                                firm).
---------------------------------------------------------------------------------------------------
*ROBERT H. GRAHAM (51)           Director and      Director, President and Chief Executive
                                 President         Officer, A I M Management Group Inc.;
                                                   Director and President, A I M Advisors, Inc.;
                                                   Director and Senior Vice President, A I M
                                                   Capital Management, Inc., A I M Distributors,
                                                   Inc.,  A I M Fund Services, Inc. and Fund
                                                   Management Company; and Director,
                                                   AMVESCAP PLC.
---------------------------------------------------------------------------------------------------
PREMA MATHAI-DAVIS (48)          Director          Chief Executive Officer, YWCA of the U.S.A.;
350 Fifth Avenue, Suite 301                        Commissioner, New York City Department for
New York, NY  10118                                the Aging; and Member of the Board of
                                                   Directors, Metropolitan Transportation
                                                   Authority of New York State
---------------------------------------------------------------------------------------------------
LEWIS F. PENNOCK (56)            Director          Attorney in private practice in Houston, Texas.
6363 Woodway, Suite 825
Houston, TX  77057
---------------------------------------------------------------------------------------------------
IAN W. ROBINSON (75)             Director          Formerly, Executive Vice President and Chief
183 River Drive                                    Financial Officer, Bell Atlantic Management
Tequesta, FL  33469                                Services, Inc. (provider of centralized
                                                   management services to telephone
                                                   companies); Executive Vice President, Bell
                                                   Atlantic Corporation (parent of seven
                                                   telephone companies); and Vice President and
                                                   Chief Financial Officer, Bell Telephone
                                                   Company of Pennsylvania and Diamond State
                                                   Telephone Company.
---------------------------------------------------------------------------------------------------
LOUIS S. SKLAR (59)              Director          Executive Vice President, Development and
Transco Tower, 50th Floor                          Operations, Hines Interests Limited
2800 Post Oak Blvd.                                Partnership (real estate development).
Houston, TX  77056
===================================================================================================


--------------------
* A director who is an "interested person" of the Company and A I M Advisors, Inc. as defined in the 1940 Act.

** A director who is an "interested person" of the Company as defined in the 1940 Act.


                                 POSITIONS HELD
    NAME, ADDRESS AND AGE        WITH REGISTRANT       PRINCIPAL OCCUPATION DURING PAST 5 YEARS
===================================================================================================
*** JOHN J. ARTHUR (54)          Senior Vice       Director, Senior Vice President and Treasurer
                                 President and     A I M Advisors, Inc.; Vice President and
                                 Treasurer         Treasurer, A I M Management Group Inc.,
                                                   A I M Capital Management, Inc., A I M
                                                   Distributors, Inc., A I M Fund Services, Inc.
                                                   and Fund Management Company.
---------------------------------------------------------------------------------------------------
GARY T. CRUM (51)                Senior Vice       Director and President, A I M Capital
                                 President         Management, Inc.; Director and Senior Vice
                                                   President, A I M Management Group Inc. and
                                                   A I M Advisors, Inc.; and Director, A I M
                                                   Distributors, Inc. and AMVESCAP PLC.
---------------------------------------------------------------------------------------------------
***CAROL F. RELIHAN (44)         Senior Vice       Director, Senior Vice President, General
                                 President         Counsel and  Secretary, A I M Advisors, Inc.;
                                 and Secretary     Vice President, General Counsel and
                                                   Secretary, A I M Management Group Inc.;
                                                   Director, Vice President and General Counsel,
                                                   Fund Management Company; Vice President,
                                                   A I M Capital Management, Inc. and  A I M
                                                   Distributors, Inc.; and Vice President and
                                                   General Counsel, A I M Fund Services, Inc.
---------------------------------------------------------------------------------------------------
DANA R. SUTTON (39)              Vice President    Vice President and Fund Controller, A I M
                                 and Assistant     Advisors, Inc.; and Assistant Vice President
                                 Treasurer         and Assistant Treasurer, Fund Management
                                                   Company.
---------------------------------------------------------------------------------------------------
STUART W. COCO (43)              Vice President    Senior Vice President, A I M Capital
                                                   Management, Inc.; and Vice President, A I M
                                                   Advisors, Inc.
---------------------------------------------------------------------------------------------------
MELVILLE B. COX (55)             Vice President    Vice President and Chief Compliance Officer,
                                                   A I M Advisors, Inc., A I M Capital
                                                   Management, Inc., A I M Distributors, Inc.,
                                                   A I M Fund Services, Inc. and Fund
                                                   Management Company.
---------------------------------------------------------------------------------------------------
KAREN DUNN KELLEY (38)           Vice President    Senior Vice President, A I M Capital
                                                   Management, Inc.; and Vice President, A I M
                                                   Advisors, Inc.
---------------------------------------------------------------------------------------------------
J. ABBOTT SPRAGUE (43)           Vice President    Director and President, Fund Management
                                                   Company; Director, A I M Fund Services, Inc.;
                                                   and Senior Vice President, A I M Advisors, Inc.
                                                   and A I M Management Group Inc.
===================================================================================================

--------------------
***     Mr. Arthur and Ms. Relihan are married to each other.

     The standing committees of the Board of Directors are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.

     The members of the Audit Committee are Messrs. Crockett, Daly, Dunn, Fields, Frischling, Pennock, Robinson (Chairman) and Sklar. The Audit Committee is responsible for meeting with the Company's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Company's fund accounting or its internal accounting controls, and for considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

     The members of the Investments Committee are Messrs. Bauer, Crockett, Daly, Dunn, Fields, Frischling, Pennock, Robinson and Sklar (Chairman). The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

     The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dunn, Fields, Pennock, Robinson and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested directors, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.


     All of the Company's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by A I M Advisors, Inc. ("AIM") or distributed and administered by FMC. All of the Company's executive officers hold similar offices with some or all of such investment companies.

REMUNERATION OF DIRECTORS

     Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any committee thereof. Each director who is not also an officer of the Company is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of other regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each such director receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

     Set forth below is information regarding compensation paid or accrued for each director of the Company:

===================================================================================================
DIRECTOR                           AGGREGATE            RETIREMENT                  TOTAL
                                 COMPENSATION            BENEFITS               COMPENSATION
                               FROM COMPANY(1)           ACCRUED           FROM ALL AIM FUNDS(3)
                                                   BY ALL AIM FUNDS(2)
---------------------------------------------------------------------------------------------------

Charles T. Bauer                             -0-                     -0-                       -0-
---------------------------------------------------------------------------------------------------
Bruce L. Crockett                         $1,639                $ 67,774                   $84,000
---------------------------------------------------------------------------------------------------
Owen Daly II                              $1,639                $103,542                   $84,000
---------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr. (4)                   $  110                     -0-                       -0-
---------------------------------------------------------------------------------------------------
Jack M. Fields                            $1,628                     -0-                   $71,000
---------------------------------------------------------------------------------------------------
Carl Frischling (5)                       $1,639                $ 96,520                   $84,000
---------------------------------------------------------------------------------------------------
Robert H. Graham                             -0-                     -0-                       -0-
---------------------------------------------------------------------------------------------------
John F. Kroeger (6)                       $1,586                $ 94,132                   $82,500
---------------------------------------------------------------------------------------------------
Prema Mathai-Davis (4)                       -0-                     -0-                       -0-
---------------------------------------------------------------------------------------------------
Lewis F. Pennock                          $1,639                $ 55,777                   $84,000
---------------------------------------------------------------------------------------------------
Ian W. Robinson                           $1,639                $ 85,912                   $84,000
---------------------------------------------------------------------------------------------------
Louis S. Sklar                            $1,639                $ 84,370                   $83,500
==================================================================================================

(1) The total amount of compensation deferred by all Directors of the Company during the fiscal year ended March 31, 1998, including interest earned thereon, was $9,056.

(2) During the fiscal year ended March 31, 1998, the total amount of expenses allocated to the Company in respect of such retirement benefits was $6,544. Data reflect compensation for the calendar year ended December 31, 1997.

(3) Each Director serves as a director or trustee of a total of 12 registered investment companies advised by AIM (comprised of over 50 portfolios). Data reflects total compensation for the calendar year ended December 31, 1997.

(4) Mr. Dunn and Ms. Mathai-Davis did not serve as Directors during the calendar year ended December 31, 1997.

(5) The Company paid the law firm of Kramer, Levin, Naftalis & Frankel $4,852 in legal fees for services provided to the Company during the fiscal year ended March 31, 1998. Mr. Frischling, a Director of the Company, is a partner in such firm.

(6) Mr. Kroeger resigned as a Director of the Company on June 11, 1998 and on that date became a consultant to the Company.

AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

     Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible director is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 75% of the retainer paid or accrued by the Applicable AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the director) for the number of such Director's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible director in quarterly installments for a period of no more than five years. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director, for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.


     Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming a specified level of compensation and years of service classifications. The estimated credited years of service as of March 31, 1998, for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Pennock, Robinson, Sklar and Ms. Mathai-Davis are 10, 11, 0, 1, 20, 20, 16, 10, 8 and 0 years, respectively.

                     ESTIMATED BENEFITS
                            UPON
                         RETIREMENT

                   Annual Retainer Paid By
                        All AIM Funds
                                   $80,000
                         =================
  Number of              10        $60,000
  Years of               -----------------
Service with              9        $54,000
  the AIM                -----------------
   Funds                  8        $48,000
                         -----------------
                          7        $42,000
                         -----------------
                          6        $36,000
                         -----------------
                          5        $30,000
                         =================


DEFERRED COMPENSATION AGREEMENTS

     Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors elected to defer receipt of 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five (5) or ten (10) years (depending on the Agreement) beginning on the date the deferring director's retirement benefits commence under the Plan. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Company. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

     During the fiscal year ended March 31, 1998, $11,636 in directors' fees and expenses were allocated to the Portfolio.

THE INVESTMENT ADVISOR

     A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as investment advisor to the Portfolio pursuant to a Master Investment Advisory Agreement (the "Advisory Agreement"). AIM, which was organized in 1976, together with its subsidiaries, advises, manages or administers over 90 investment company portfolios encompassing a broad range of investment objectives.

     AIM is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Portfolio's principal underwriter, FMC. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail fund businesses in the United States, Europe and the Pacific Region. Certain of the directors and officers of AIM are also executive officers of the Company and their affiliations are shown under "Directors and Officers."

     FMC is a registered broker-dealer and wholly owned subsidiary of AIM. FMC acts as distributor of the shares of the Portfolio.

     AIM and the Company have adopted a Code of Ethics which requires investment personnel and certain other employees (a) to pre-clear all personal securities transactions subject to the Code of Ethics, (b) to file reports or duplicate confirmations regarding such transactions, (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund, and (d) to abide by certain other provisions under the Code of Ethics. The Code of Ethics also prohibits investment personnel and all other AIM employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews quarterly and annual reports (including information on any substantial violations of the Code of Ethics). Sanctions for violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

     The Advisory Agreement will continue from year to year, provided that it is specifically approved at least annually by the Company's Board of Directors and by the affirmative vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party (the "Qualified Directors") by votes cast in person at a meeting called for such purpose. The Company or AIM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

     Pursuant to the terms of the Advisory Agreement, AIM: (a) supervises and manages all aspects of the Company's operations; (b) provides the Company with certain executive, administrative and clerical services as deemed advisable by the Board of Directors; (c) provides the Company with, or obtains for the Company, adequate office space and all necessary equipment and services, including telephone services, utilities, stationery supplies and similar items for the Company's principal office; (d) arranges, but does not pay for, the periodic updating of prospectuses and statements of additional information (and supplements thereto), proxy materials, tax returns, reports to the Company's shareholders and reports to and filings with the SEC and state Blue Sky authorities; (e) provides the Company's Board of Directors on a regular basis with financial reports and analyses of the Company's operations and the operation of comparable funds; (f) obtains and evaluates pertinent information about significant developments and economic, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or the Company and whether concerning the individual issuers whose securities are included in the Company's Portfolio; (g) determines which issuers and securities shall be represented in the Portfolio and regularly reports thereon to the Board of Directors; (h) formulates and implements continuing programs for purchases and sales of securities for the Portfolio; and (i) takes, on behalf of the Company, all actions which appear to the Company to be necessary to carry into effect such purchase and sale programs, including the placing of orders for the purchase and sale of portfolio securities. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Company's Board of Directors. AIM shall not be liable to the Company or its shareholders for any act or omission by AIM or for any loss sustained by the Company or its shareholders, except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     As compensation for its advisory services under the Advisory Agreement, AIM receives a fee from the Company with respect to the Portfolio, calculated daily and paid monthly, at the annual rate of 0.25% of the first $500 million of the Portfolio's aggregate average daily net assets, plus 0.20% of the Portfolio's aggregate average daily net assets in excess of $500 million. Pursuant to the Advisory Agreement between the Company and AIM currently in effect and under an investment advisory agreement in effect prior to February 28, 1997 which provided for the same level of compensation to AIM, for the fiscal years ended March 31, 1998, 1997 and 1996, the fees paid by the Company to AIM with respect to the Portfolio were $1,670,427, $1,720,635 and $1,819,232, respectively (after giving effect to fee waivers for the fiscal years ended March 31, 1998, 1997 and 1996 of $683,910, $625,513 and $690,397, respectively).


     In order to increase the yield to investors, AIM may, from time to time, waive or reduce its fee while retaining the right to be reimbursed prior to year end. Fee waivers or reductions, other than those set forth in the Advisory Agreement, may be rescinded, however, at any time without further notice to investors. The fee waivers currently in effect are shown in each Prospectus.

     The Advisory Agreement provides that, upon the request of the Board of Directors, AIM may perform (or arrange for the performance of) certain additional services on behalf of the Portfolio which are not required by the Advisory Agreement. AIM may receive reimbursement or reasonable compensation for such additional services, as may be agreed upon by AIM and the Board of Directors, based upon a finding by the Board of Directors that the provision of such services would be in the best interest of the Portfolio and its shareholders. The Board of Directors has made such a finding and, accordingly, the Company has entered into the Master Administrative Services Agreement under which AIM will provide the additional services described below under the caption "Administrator."

ADMINISTRATOR

     AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement between AIM and the Company (the "Administrative Services Agreement").

     Under the Administrative Services Agreement, AIM performs, or arranges for the performance of, accounting and other administrative services for the Portfolio, which are not required to be performed by AIM under the Advisory Agreement. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Company and of persons working under his supervision for maintaining the financial accounts and books and records of the Company, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Company's Board of Directors.

     Pursuant to the Administrative Services Agreement and under a similar arrangement in effect prior to February 28, 1997, AIM received reimbursements for the fiscal years ended March 31, 1998, 1997 and 1996 in the amounts of $66,515, $70,077 and $75,960, respectively, by the Portfolio.

EXPENSES

     AIM and FMC furnish, without cost to the Company, the services of the President, Secretary and one or more Vice Presidents of the Company and such other personnel as are required for the proper conduct of the Company's affairs and to carry out their obligations under the Advisory Agreement and the Distribution Agreement. AIM maintains, at its expense and without cost to the Company, a trading function in order to carry out its obligations to place orders for the purchase and sale of portfolio securities for the Company. FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the shares of the Class.

     The Company pays, or causes to be paid, all other expenses of the Company, including, without limitation, the fees paid to AIM; the charges and expenses of any registrar, any custodian or depository appointed by the Company for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents; brokers' commissions in connection with portfolio securities transactions of the Company; all taxes, including securities issuance and transfer taxes, and fees payable to federal, state or other governmental agencies; the costs and expenses of engraving or printing share certificates; all costs and expenses in connection with registration and maintenance of registration with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing proxy statements, reports to shareholders, prospectuses and statements of additional information of the Company and supplements thereto (except reports to shareholders and prospectuses distributed to potential shareholders of the Company which are paid for by FMC); expenses of shareholders' and directors' meetings; fees and travel expenses of directors or director members of any advisory board or committee; expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside pricing service; fees and expenses of legal counsel and of independent accountants; membership dues of industry associations; interest payable on borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Company; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Company's operations unless otherwise explicitly assumed by AIM or FMC.


     Expenses of the Company except those stated below are pro-rated among the classes of the Company based upon the relative net assets of each class. Distribution expenses of a class are charged against the income available for distribution as dividends to such class.


TRANSFER AGENT AND CUSTODIAN

     A I M Fund Services, Inc. ("AFS"), a wholly owned subsidiary of AIM, serves as transfer agent and dividend disbursing agent for the shares of all classes of the Portfolio pursuant to a Transfer Agency and Service Agreement. AFS receives an annual fee from the Company for its services in such capacity in the amount of 0.009% of average daily net assets of the Company, payable monthly. Such compensation may be changed from time to time as is agreed to by AFS and the Company. The address of AFS is P.O. Box 4497, Houston, Texas 77210-4497.

     The Bank of New York ("BONY") acts as custodian for the Company's portfolio securities and cash. BONY receives such compensation from the Company for its services in such capacity as is agreed to from time to time by BONY and the Company. The address of BONY is 90 Washington Street, 11th Floor, New York, New York 10286.

REPORTS

     The Company furnishes shareholders with semi-annual reports containing information about the Company and its operations, including a schedule of investments held in the Portfolio and its financial statements. The annual financial statements are audited by the Company's independent auditors. The Board of Directors has selected KPMG Peat Marwick LLP, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

SUB-ACCOUNTING

     The Company and FMC have arranged for AFS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Company or FMC for these sub-accounting services. In addition, shareholders utilizing certain versions of AIM LINK -- Registered Trademark -- Remote, a personal computer application software product, may receive sub-accounting services via such software.

PRINCIPAL HOLDERS OF SECURITIES

     To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Portfolio as of October 30, 1998, and the percentage of the Portfolio's amount of outstanding shares owned by such shareholders as of such date are as follows:

      NAME AND ADDRESS                   PERCENT OWNED
      OF RECORD OWNER                    OF RECORD ONLY/(a)/
      ---------------                    --------------

INSTITUTIONAL CLASS
-------------------

NationsBank of Texas, N.A.                   23.64%
1401 Elm Street, 11th Floor
P.O. Box 831000
Dallas, TX  75283-1000

Frost National Bank                          10.26%
P.O. Box 2358
San Antonio, TX  78299

Chase Bank of Texas fbo OBIE & Co.            9.56%
Attn:  STIF UNIT
18 HCB 340
P.O. Box 2558
Houston, TX  77252-8098

Trust Company Bank                            9.51%
Center 3139
P.O. Box 105504
Atlanta, GA 30348

First Trust/Var & Co.                         7.09%
Funds Control Suite 0404
180 East Fifth Street
St. Paul, MN 55101

Nationsfund                                   5.23%
C/O the Bank of New York
90 Washington St.
New York, NY 10286

PRIVATE INVESTMENT CLASS
------------------------

The Bank of New York                         36.45%/(b)/
4 Fisher Lane
White Plains, NY  10603

Cullen/Frost Discount Brokers                27.84%/(b)/
P.O. Box 2358
San Antonio, TX  78299


/(a)/ The Company has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially.
/(b)/ A shareholder who holds more than 25% of the outstanding shares of a portfolio may be presumed to be in "control" of such portfolio, as defined in the 1940 Act.

First National Bank of Chicago          7.73%
Mail Suite 0126
Attention Sweep Coordinator
Chicago, IL 60670-0126

Oppenheimer & Co., Inc.                 6.99%
Oppenheimer Tower
World Financial Center
New York, NY  10281

New Haven Savings Bank                  6.37%
Trust Department
P.O. Box 302
New Haven, CT 06502


     AIM provided the initial capitalization for the Cash Management Class, the Personal Investment Class, the Reserve Class and the Resource Class of the Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of each such class. The Company expects that the sale of the shares of such classes to the public pursuant to its Prospectuses will promptly reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding of each class.

     To the best of the knowledge of the Company, as of October 30, 1998, the directors and officers of the Company as a group beneficially owned less than 1% of each class of the outstanding shares of the Portfolio.


                        SHARE PURCHASES AND REDEMPTIONS

PURCHASES AND REDEMPTIONS

     A complete description of the manner by which the shares of a particular class may be purchased, redeemed or exchanged appears in each Prospectus under the heading "Purchase of Shares."

     The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Company not reasonably practicable.

     A "Business Day" of the Company is any day on which member banks of the Federal Reserve Bank of New York and the Bank of New York are open for business. The Company, however, reserves the right to change the time for which purchase and redemption requests must be submitted to the Company for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

NET ASSET VALUE DETERMINATION

     The net asset value of the shares of each class of the Portfolio is determined twice daily as of the times shown in each Prospectus on each Business Day of the Company, as defined in each Prospectus. For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio;
(d) dividing
the resulting amount by the number of shares outstanding of the
Portfolio; and (e) rounding such per share net asset value to the nearest whole cent.

     The debt instruments held in the Portfolio are valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Company would receive if it sold the entire portfolio.

     The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, which require the Company to adhere to certain conditions. The Portfolio will invest only in "Eligible Securities," as defined in Rule 2a-7 of the 1940 Act, which the Board of Directors has determined present minimal credit risks. Rule 2a-7 also requires, among other things, that the Portfolio maintain a dollar-weighted portfolio maturity of 90 days or less and purchase only U.S. dollar-denominated instruments having remaining maturities of 397 calendar days or less.

     The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of the portfolio holdings by the Board of Directors, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to purchasers or existing holders of any class of shares of the Portfolio. In the event the Board of Directors determines that such a deviation exists for any class of shares of the Portfolio, it will take such corrective action as the Board of Directors deems necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; the redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

THE DISTRIBUTION AGREEMENT

     The Company has entered into a distribution agreement (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. See "Directors and Officers" and "The Investment Advisor" for information as to the affiliation of certain directors and officers of the Company with FMC, AIM and AIM Management.

     The Distribution Agreement provides that FMC has the exclusive right to distribute shares either directly or through other broker-dealers. The Distribution Agreement also provides that, except as may otherwise be provided in a distribution plan pursuant to Rule 12b-1 adopted by the Company's Board of Directors, FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Company and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares.

     The Distribution Agreement will continue from year to year, provided that it is specifically approved at least annually by the Company's Board of Directors and the affirmative vote of the directors who are not parties to the Distribution Agreement or "interested persons'' of any such party by votes cast in person at a meeting called for such purpose. The Company or FMC may terminate the Distribution Agreement on sixty days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

     FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or banks who sell a minimum dollar amount of the shares of a particular class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus or payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the class sold. Any such bonus or incentive programs will not change the price paid by investors for the purpose of shares or the amount received as proceeds from such sales. Dealers or institutions may not use sales of the shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

     The Company has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class.

     Pursuant to the Plan, the Company may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive compensation from the Portfolio for servicing investors as beneficial owners of shares of the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class of the Portfolio. These services may include among other things: (i) answering customer inquiries regarding shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting;
(iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment in shares of these classes of customer cash account balances; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Company may request on behalf of shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation.

     The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.

     The Plan requires the officers of the Company to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors shall review these reports in connection with their decisions with respect to the Plan.

     With respect to the Private Investment Class, the amount paid to dealers and financial institutions pursuant to the Plan for the fiscal year ended March 31, 1998 was $135,349 (or an amount equal to 0.25% of the average daily net assets of such class). With respect to the Private Investment Class, FMC received no compensation pursuant to the Plan for the fiscal year ended March 31, 1998.

     As required by Rule 12b-1 under the 1940 Act, the Plan has been approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors"). In approving the Plan in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Company and the holders of shares of the applicable classes of the Portfolio.

     The Plan, unless sooner terminated in accordance with its terms, shall continue in effect as to each applicable class from year to year as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.


     FMC is a wholly owned subsidiary of AIM, an indirect wholly owned subsidiary of AMVESCAP PLC. Charles T. Bauer, a Director and Chairman of the Company, and Robert H. Graham, a Director and President of the Company, own shares of AMVESCAP PLC.

     The Plan may be terminated as to a particular class of the Portfolio by vote of a majority of the Qualified Directors, or by vote of a majority of the holders of the outstanding voting securities of such class. Any change in the Plan that would increase materially the distribution expenses paid by an applicable class requires shareholder approval; otherwise, the Plan may be amended by the directors, including a majority of the Qualified Directors, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified
Directors.

BANKING REGULATIONS

     The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the Company and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Company might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

     In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to register as dealers pursuant to state law.

     The Plan complies with the Conduct Rules of the National Association of Securities Dealers, Inc. and provides for payment of a service fee to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of each applicable class of the Portfolio, in amounts of up to 0.25% of the average net assets of such class of the Portfolio attributable to the customers of such dealers or financial institutions. Payments to dealers and other financial institutions in excess of such amount and payments to FMC would be characterized as an asset-based sales charge pursuant to the amended Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each applicable class.

                            PERFORMANCE INFORMATION

     As stated under the caption "Yield Information" in each Prospectus, yield information for the shares of each class of the Portfolio may be obtained by calling the Company at (800) 659-1005.

     Calculations of yield will take into account the total income received by the Portfolio, including taxable income, if any; however, the Company intends to invest its assets so that 100% of its annual interest income will be tax-exempt. To the extent that institutions charge fees in connection with services provided in conjunction with the Company, the yield will be lower for those beneficial owners paying such fees.


     The current yields quoted will be the net average annualized yield for an identified period, usually seven consecutive calendar days. Yields will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include any realized gains and losses or unrealized appreciation or depreciation and income other than investment income) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Company may also furnish a quotation of effective yields that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yields for the period, which will be computed by compounding the unannualized current yields for the period by adding 1 to the unannualized current yields, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

     In addition, the Company may furnish a tax equivalent yield which is the rate an investor would have to earn from a fully taxable investment in order to equal the share's yield after taxes. Tax equivalent yields are calculated by dividing the share's yield by one minus the stated federal or combined federal and state tax rate (if only a portion of the share's yield was tax-exempt, only that portion is adjusted in the calculation).

     For the seven-day period ended September 30, 1998, the current and effective yields for the Private Investment Class were 3.44% and 3.50%, respectively. Assuming a tax rate of 39.6% these yields for the Private Investment Class on a tax-equivalent basis were 5.70% and 5.79%, respectively. For the seven-day period ended September 30, 1998, the current and effective yields for the Institutional Class were 3.69% and 3.76%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.


                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

     Information concerning the Portfolio's investment objective and fundamental and operating policies is set forth in each Prospectus. The principal features of the Portfolio's investment program and the primary risks associated with that investment program are also discussed in each Prospectus. There can be no assurance that the Portfolio will achieve its objective. The values of the securities in which the Portfolio invests fluctuate based upon interest rates, the financial stability of the issuer and market factors. The following is a more detailed description of the portfolio instruments eligible for purchase by the Portfolio, which augments the summary of the Portfolio's investment program which appears under the heading "Investment Program" in each Prospectus.

     As set forth in each Prospectus, the Portfolio will limit its purchases of securities to U.S. dollar-denominated securities which are "First Tier" securities, as such term is defined from time to time in Rule 2a-7 under the 1940 Act. A First Tier Security is generally a security that: (i) has received a short-term rating, or is subject to a guarantee that has received a short-term rating, or, in either case, is issued by an issuer with a short-term rating from the Requisite NRSROs in the highest short-term rating category for debt obligations; (ii) is an unrated security that the Portfolio's investment adviser has determined is of comparable quality to a rated security described in (i);
(iii) is a security issued by a registered investment company that is a money market fund; or (iv) is a Government Security. The term "Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO. At present, the NRSROs are: Standard & Poor's Corp., Moody's Investors Services, Inc., Thomson Bankwatch, One, Duff and Phelps, Inc., Fitch Investors Services, Inc. and, with regard to certain types of securities, IBCA Ltd and its subsidiary, IBCA, Inc. Subcategories or gradations in ratings (such as "+" or "-") do not count as rating categories.

     Subsequent to its purchase by the Portfolio, an issue of Municipal Securities may cease to be a First Tier security. Subject to certain exceptions set forth in Rule 2a-7, such an event will not require the elimination of the security from the Portfolio, but AIM will consider such an event to be relevant in its determination of whether the Portfolio should continue to hold the security. To the extent that the ratings applied by an NRSRO to Municipal Securities may change as a result of changes in these rating systems, the Company will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.

     The Portfolio may, from time to time, invest in taxable short-term investments ("Temporary Investments") consisting of obligations of the U.S. Government, its agencies or instrumentalities, and repurchase agreements (instruments under which the seller agrees to repurchase the security at a specified time and price) relating thereto; commercial paper rated within the highest rating category by a recognized rating agency; and certificates of deposit of domestic banks with assets of $1.5 billion or more as of the date of their most recently published financial statements. The Portfolio may invest in Temporary Investments, for example, due to market conditions or pending the investment of proceeds from the sale of shares of the Portfolio or proceeds from the sale of Portfolio securities or in anticipation of redemptions. Although interest earned from such Temporary Investments will be taxable as ordinary income, the Portfolio intends to minimize taxable income through investment, when possible, on short-term tax-exempt securities, which may include shares of other investment companies whose dividends are tax-exempt. See "Investment Restrictions" for limitations on the Fund's ability to invest in repurchase agreements and in shares of other investment companies. It is a fundamental policy of the Company that the Portfolio's assets will be invested so that at least 80% of the Portfolio's income will be exempt from federal income taxes, and it is the Company's present intention (but it is not a fundamental policy) to invest the Portfolio's assets so that 100% of the Portfolio's annual interest income will be tax-exempt. Accordingly, the Portfolio may hold cash reserves pending the investment of such reserves in Municipal Securities.

MUNICIPAL SECURITIES

     "Municipal Securities" include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the size and purpose of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters - Tax Matters" in this Statement of Additional Information.

     The two major classifications of Municipal Securities are bonds and notes. Bonds may be further categorized as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Portfolio's assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities in the Portfolio will vary from time to time.

     The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, maturity of the obligation, and rating of the issue. The yield realized by holders of a class of a portfolio will be the yield realized by the portfolio on its investments reduced by the general expenses of the Company and those expenses attributable to such class. The market values of the Municipal Securities held by the Portfolio will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security the market value of such Municipal Security will generally decrease. Conversely, if yields on such Municipal Security decrease, the market value of such security will generally increase.

DIVERSIFICATION REQUIREMENTS

     As a money market fund, the Portfolio is subject to the diversification requirements of Rule 2a-7 under the 1940 Act. This Rule sets forth two different diversification requirements: one applicable to the issuer of Municipal Securities (provided that such securities are not subject to a demand feature or a guarantee), and one applicable to Municipal Securities with demand features or guarantees.

     The issuer diversification requirement provides that the Portfolio may not invest in the securities of any issuer if, as a result, more than 5% of its total assets would be invested in securities issued by such issuer. If the securities are subject to a demand feature or guarantee, however, they are not subject to this requirement. Moreover, for purposes of this requirement, the issuer of a security is not always the nominal issuer. Instead, in certain circumstances, the underlying obligor of a security is deemed to be the issuer of the security. Such circumstances arise for example when another political subdivision agrees to be ultimately responsible for payments of principal and interest on a security or when the assets and revenues of a non-governmental user of the facility financed with the Municipal Securities secures repayment of such securities.

     The diversification requirement applicable to Municipal Securities subject to a demand feature or guarantee provides that, with respect to 75% of its total assets, the Portfolio may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same entity. A demand feature permits the Portfolio to sell a Municipal Security at approximately its amortized cost value plus accrued interest at specified intervals upon no more than 30 days' notice. A guarantee includes a letter of credit, bond insurance and an unconditional demand feature (provided the demand feature is not provided by the issuer of the security.)

INVESTMENT RATINGS

     The following is a description of the factors underlying the tax-exempt debt ratings of Moody's, S&P and Fitch Investors Service, Inc. ("Fitch"):

                         MOODY'S MUNICIPAL BOND RATINGS

                                      Aaa


     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

     Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

     Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in the Aa group when assigning ratings to: industrial development bonds; and bonds secured by either a letter of credit or bond insurance. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


                              MOODY'S DUAL RATINGS

     In the case of securities with a demand feature, two ratings are assigned; one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.


                        MOODY'S SHORT-TERM LOAN RATINGS

     Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (or MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

     A short-term rating may also be assigned on an issue having a demand feature (i.e., a variable rate demand obligation or VRDO). Short-term ratings on issues with demand features may be differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates, and payment relying on external liquidity. Additionally, the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

     A VMIG rating may be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

                                  MIG 1/VMIG 1

     This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.


                        MOODY'S COMMERCIAL PAPER RATINGS

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

     Moody's employs the following two designations, each judged to be investment grade, to indicate the relative repayment capacity of rated issuers.


                                    PRIME-1

     Issuers (or related supporting institutions) rated Prime-1 (P-1) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.


                           S&P MUNICIPAL BOND RATINGS

     A S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The ratings are based, in varying degrees, on the following considerations: likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


                                      AAA

     Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

     Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.


                                S&P DUAL RATINGS

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the demand feature (e.g., AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (e.g., SP-1+/A-l+).


                           S&P MUNICIPAL NOTE RATINGS

     A S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note); and source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

     The highest note rating symbol is as follows:

                                      SP-1

     Category denotes very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.


                          S&P COMMERCIAL PAPER RATINGS

     S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     The highest rating category is as follows:

                                      A-1

     This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

                               FITCH BOND RATINGS

     Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

     Bonds that have the same ratings are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

                                      AAA

     Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

     Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1."

     Plus (+) Minus (-) - Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     NR - Indicates that Fitch does not rate the specific issue.


                            FITCH SHORT-TERM RATINGS

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     The highest Fitch short-term rating is as follows:

                                      F-1

     Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS

     The Portfolio may purchase Municipal Securities on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The Portfolio may purchase or sell Municipal Securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the when-issued securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase when-issued or delayed delivery Municipal Securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable. No additional when-issued or delayed delivery commitments will be made if more than 25% of the Portfolio's net assets would thereby become so committed.

     If the Portfolio purchases a when-issued or delayed delivery security, the Company will direct its custodian bank to collateralize the when-issued or delayed delivery commitment by segregating liquid assets of a dollar value sufficient at all times to make payment for the when-issued or delayed delivery securities. Such segregated liquid assets will be marked-to-market, and the amount segregated will be increased if necessary to maintain adequate coverage of the Portfolio's when-issued or delayed delivery commitments.

     Securities purchased on a when-issued or delayed delivery basis and the other securities held in the Portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., experiencing appreciation when interest rates fall). Therefore, if in order to achieve higher interest income the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued or delayed delivery basis, there is a possibility that the Portfolio will experience greater fluctuation in the market value of its assets.

     Furthermore, when the time comes for the Portfolio to meet its obligations under when-issued or delayed delivery commitments, the Portfolio will do so by use of its then available cash, by the sale of segregated liquid assets, by the sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued or delayed delivery securities themselves (which may have a market value greater or less than the Portfolio's payment obligation thereunder). The sale of securities to meet such obligations carries with it a greater potential for the realization of net short-term capital gains, which are not exempt from federal income taxes. The value of when-issued or delayed delivery securities on the settlement date may be more or less than the purchase price.

     In a delayed delivery transaction, the Portfolio relies on the other party to complete the transaction. If the transaction is not completed, the Portfolio may miss a price or yield considered to be advantageous.

VARIABLE OR FLOATING RATE INSTRUMENTS

     The Portfolio may invest in Municipal Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Such readjustment may be based either upon a predetermined standard, such as a bank prime rate or the U.S. Treasury bill rate, or upon prevailing market conditions. Variable or floating interest rates generally reduce changes in the market price of Municipal Securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed rate obligations. Rule 2a-7 under the 1940 Act provides special rules for calculating the maturity date of variable and floating rate securities for purposes of determining whether such securities qualify as "Eligible Securities."

     Many Municipal Securities with variable or floating interest rates purchased by the Portfolio are subject to payment of principal and accrued interest (usually within seven days) on the Portfolio's demand. The terms of such demand instruments require payment of principal and accrued interest from the issuer, a guarantor and/or a liquidity provider. All variable or floating rate instruments will meet the quality standards of the Portfolio. AIM will monitor the pricing, quality and liquidity of the variable or floating rate Municipal Securities held by the Portfolio.

SYNTHETIC MUNICIPAL INSTRUMENTS

     The Portfolio may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. The types of synthetic municipal instruments in which the Portfolio may invest include tender option bonds and variable rate trust certificates. Both types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Portfolio. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "tender option bond" provides a certificate holder with the conditional right to sell its certificate to the Sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional demand feature the right to tender its certificate at par value plus accrued interest.

     Because synthetic municipal instruments involve a trust or custodial account and a third party conditional put feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly. For further information regarding certain risks associated with investing in synthetic municipal instruments see each Prospectus under the caption "Investment Program--Synthetic Municipal Instruments."

INVESTMENT RESTRICTIONS

     The most significant investment restrictions applicable to the Portfolio's investment program are set forth in each Prospectus. Additionally, as a matter of fundamental policy which may not be changed without a vote of all classes of shareholders of the Portfolio, the Portfolio will not:

     (1) borrow money or pledge, mortgage or hypothecate the assets of the Portfolio except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the Portfolio's total assets, except that the Portfolio may purchase when-issued securities consistent with the Portfolio's investment objectives and policies; provided that the Portfolio will repay all borrowings (other than when-issued purchases) before making additional investments;

     (2) lend money or securities except to the extent that the Portfolio's investments may be considered loans;

     (3) purchase or sell puts, calls, straddles, spreads or combinations thereof;

     (4) invest in companies for the purpose of exercising control, except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

     (5) underwrite any issue of securities, except to the extent that the purchase of securities, either directly from the issuer or from an underwriter for an issuer, and the later disposition of such securities in accordance with the Portfolio's investment program, may be deemed an underwriting;

     (6) purchase or sell real estate, but this shall not prevent investments in securities secured by real estate or interests therein;

     (7) sell, securities short or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions; or

     (8) purchase or sell commodities or commodity futures contracts.


                             PORTFOLIO TRANSACTIONS

GENERAL BROKERAGE POLICY

     AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate (as applicable). While AIM seeks reasonably competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

     In the event the Portfolio purchases securities traded over-the-counter, the Portfolio deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

     AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Portfolio and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Portfolio and of the other AIM Funds. In connection with (3) above, the Portfolio's trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

     AIM will seek, whenever possible, to recapture for the benefit of the Portfolio any commissions, fees, brokerage or similar payments paid by the Portfolio on portfolio transactions. Normally, the only fees which AIM can recapture are the soliciting dealer fees on the tender of the Portfolio's securities in a tender or exchange offer.


     The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Company. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

     The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.


     Under the 1940 Act, certain persons affiliated with the Company are prohibited from dealing with the Company as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Company from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Company are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase municipal securities being publicly underwritten by such syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Company may, from time to time, serve as placement agent or financial advisor to an issuer of Municipal Securities and be paid a fee by such issuer. The Portfolio may purchase such Municipal Securities directly from the issuer, provided that the purchase is reviewed by the Company's Board of Directors and a determination is made that the placement fee or other remuneration paid by the issuer to a person affiliated with the Company is fair and reasonable in relation to the fees charged by others performing similar services. During the fiscal years ended March 31, 1998, 1997 and 1996, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.

ALLOCATION OF PORTFOLIO TRANSACTIONS

     AIM and its affiliates manage several other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

SECTION 28(e) STANDARDS

     Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.

     Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally or in written form. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

     The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

     In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

     Dividends with respect to each class of the Portfolio are declared to shareholders of record immediately after 3:00 p.m. Eastern time on the date of declaration. Accordingly, dividends accrue on the first day that a purchase order for shares of a particular class is effective, provided that the purchase order has been accepted prior to 3:00 p.m. Eastern time and payment in the form of federal funds wired has been received by AFS. Dividends do not accrue on the day that a redemption order is effective, unless the redemption is effective after 12:30 p.m. on that day and redemption proceeds have not been wired to the shareholder on the same day. Thus, if a purchase order is accepted prior to 3:00 p.m. Eastern time, the shareholder will receive its pro rata share of dividends beginning with those declared on that day.

     Should the Company incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio were reduced, or were anticipated to be reduced, below $1.00, the Board of Directors might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense or loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in each Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in each Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

     The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least (a) 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and
(b) 90% of its tax-exempt income (net of allocable expenses and amortized bond premium) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.

     In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

     If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

     A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. Undistributed tax-exempt interest on Municipal Securities is not subject to the excise tax. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

DISTRIBUTIONS

     The Portfolio intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Portfolio's taxable year at least 50% of the Portfolio's total assets consists of Municipal Securities, which are exempt from federal income tax. Distributions from the Portfolio will constitute exempt-interest dividends to the extent of the Portfolio's tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Portfolio are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax ("AMT") in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by the Portfolio of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed below.

     AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain "private activity" Municipal Securities issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and noncorporate taxpayers. In addition, exempt-interest dividends derived from all Municipal Securities, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI. Pursuant to the Taxpayer Relief Act of 1997, certain small corporations are wholly exempt from the AMT.

     Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income subject to federal income tax. Further, a shareholder of the Portfolio is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Portfolio. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Portfolio will likely be subject to tax on dividends paid by the Portfolio which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

     The Portfolio anticipates distributing substantially all of its investment company taxable income, if any, for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the dividends-received deduction for corporations.

     The Portfolio may either retain or distribute to shareholders its net capital gain, if any, for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Realized market discount on Municipal Securities purchased after April 30, 1993, will be treated as ordinary income and not as capital gain.

     Distributions by the Portfolio that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders electing to reinvest a distribution in additional shares will be treated as receiving a distribution in an amount equal to the net asset value of the shares acquired, determined as of the reinvestment date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made.
However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

     The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, if any, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or
(3) who has failed to certify to a Portfolio that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

     If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including short-term capital gains) and return of capital distributions will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, capital gain dividends (if any) and exempt-interest dividends.

     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends (if any) and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions (other than exempt-interest dividends) that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of their foreign status.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Recently proposed regulations may change information provided here. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on December 18, 1998. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Rules of state and local taxation of ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

                              FINANCIAL STATEMENTS












                                      FS

SCHEDULE OF INVESTMENTS
September 30, 1998
(Unaudited)

                                              RATING(a)    PAR
                                             S&P  MOODY'S (000)      VALUE
SHORT-TERM MUNICIPAL OBLIGATIONS - 106.72%
ALABAMA - 1.76%
Birmingham (City of); Series 1998 GO
  4.00%, 06/01/11(b)(c)                      A-1  VMIG-1  $4,000 $    4,000,000
-------------------------------------------------------------------------------
Birmingham (City of)
 (YMCA-Birmingham); Public Park and
 Recreation Board RB
  4.00%, 06/01/16(b)(c)                      --   VMIG-1   3,210      3,210,000
-------------------------------------------------------------------------------
Huntsville (City of); Series A Warrants
  5.25%, 02/01/99                            AA     Aa     7,060      7,096,716
-------------------------------------------------------------------------------
Marshall (County of); Special Obligation
 School Refunding Series 1994 Warrants
  4.05%, 02/01/12(b)(c)                     A-1+    --     2,695      2,695,000
-------------------------------------------------------------------------------
                                                                     17,001,716
-------------------------------------------------------------------------------
ALASKA - 1.30%
Alaska Housing Finance Corp.; General
 Mortgage Series 1991 A RB
  3.60%, 06/01/26(b)                        A-1+  VMIG-1  12,572     12,572,000
-------------------------------------------------------------------------------
ARIZONA - 1.86%
Apache (County of) Industrial Development
 Authority (Tucson Electric);
 Series 1983 C IDR
  3.60%, 12/15/18(b)(c)                      A-1  VMIG-1  12,400     12,400,000
-------------------------------------------------------------------------------
Chandler (City of) Industrial Development
 Authority (Southpark Apartments Project);
 Multifamily Housing Series 1989 RB
  3.70%, 12/01/02(b)(c)                     A-1+    --     5,500      5,500,000
-------------------------------------------------------------------------------
                                                                     17,900,000
-------------------------------------------------------------------------------
ARKANSAS - 0.72%
Arkansas Hospital Equipment Finance
 Authority (Baptist Health Project);
 Hospital Equipment RB
  4.10%, 11/01/10(b)(d)                     A-1+    --     7,000      7,000,000
-------------------------------------------------------------------------------
CALIFORNIA - 0.31%
Huntington Beach (City of) (Seabridge
 Villas Project); Floating Rate
 Multifamily Housing Series 1985 A RB
  4.00%, 02/01/10(b)(c)                      --   VMIG-1   3,000      3,000,000
-------------------------------------------------------------------------------
COLORADO - 1.06%
Colorado (State of) General Fund; Series
 1998 A TRAN
  4.00%, 06/25/99                           SP-1+   --     5,000      5,014,800
-------------------------------------------------------------------------------
Colorado Housing Finance Authority
 (Coventry Village Project); Multifamily
 Housing Refunding Series 1996 B RB
  3.70%, 10/15/16(b)(c)                     A-1+    --     5,270      5,270,000
-------------------------------------------------------------------------------
                                                                     10,284,800
-------------------------------------------------------------------------------

                                             RATING (a)    PAR
                                            S&P  MOODY'S  (000)      VALUE
CONNECTICUT - 1.73%
Connecticut (State of) (Transportation
 Infrastructure Purpose S-1); Special Tax
 Obligation RB
  3.55%, 12/01/10(b)(c)                     A-1+ VMIG-1    5,060      5,060,000
-------------------------------------------------------------------------------
Connecticut (State of) Power and Light
 Development Authority; Series 1993 A RB
  3.60%, 09/01/28(b)(c)                     A-1+ VMIG-1  $11,633 $   11,633,000
-------------------------------------------------------------------------------
                                                                     16,693,000
-------------------------------------------------------------------------------
FLORIDA - 5.72%
Gulf Breeze (City of) (Florida Municipal
 Bond Fund); Variable Rate Demand Series
 1995 A RB
  4.10%, 03/31/21(b)(c)                     A-1+   --     12,310     12,310,000
-------------------------------------------------------------------------------
Hillsborough (County of) Industrial
 Development Authority (Tampa Electric Co.
 Project); Refunding Series 1990 PCR
  3.90%, 09/01/25(b)                         --  VMIG-1    4,800      4,800,000
-------------------------------------------------------------------------------
Hillsborough (County of) Industrial
 Development Authority (Tampa Electric Co.
 Gannon Coal Conversion Project);
 Refunding Series 1992 PCR
  4.20%, 05/15/18(b)                        A-1+ VMIG-1    5,150      5,150,000
-------------------------------------------------------------------------------
Jacksonville (City of) Florida Educational
 Facilities Authority (Jacksonville
 University Project); Education Facilities
 Series 1998 RB
  3.95%, 10/01/22(b)(c)                     A-1    --      7,000      7,000,000
-------------------------------------------------------------------------------
Lee (County of) Housing Finance Authority
 (Forestwood Apartments Project); Housing
 Series 1995 A RB
  3.65%, 06/15/25(b)(c)                     A-1+   --      4,426      4,426,000
-------------------------------------------------------------------------------
Miami (City of) Florida Health Facilities
 Authority (Mercy Hospital Project);
 Refunding Health Facilities Series
 1998 RB
  3.55%, 08/01/20(b)(c)                     A-1+ VMIG-1    8,690      8,690,000
-------------------------------------------------------------------------------
Putnam County Development Authority
 (Seminole Electric Cooperative, Inc.
 Project); National Rural Utilities
 Finance Corp. Guaranteed Floating/Fixed
 Rate Pooled Series 1984 H-1 PCR
  3.65%,  03/15/14(b)(c)                    A-1+   P-1     3,865      3,865,000
-------------------------------------------------------------------------------
Putnam County (Seminole Electric
 Cooperative, Inc. Project); National
 Rural Utilities Guaranteed Semiannual
 Adjustable Pooled Series 1984 H-4 PCR
  3.30%,  03/15/99(c)                       A-1+   P-1     9,000      9,000,000
-------------------------------------------------------------------------------
                                                                     55,241,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
GEORGIA - 6.23%
Cobb (County of) Georgia School District;
 Series 1998 GO
  4.00%, 12/31/98                           --    MIG-1  $ 3,500 $    3,503,367
-------------------------------------------------------------------------------
Cobb (County of) Housing Authority
 (Greenhouse Frey Apartment
 Project); Multifamily Housing RB
  3.65%, 09/15/26(b)(c)                    A-1+    --      5,000      5,000,000
-------------------------------------------------------------------------------
Decatur County Bainbridge Industrial
 Development Authority (Kaiser
 Agriculture Chemical Inc. Project);
 Series 1985 IDR
  3.80%, 12/01/02(b)(c)                    A-1+    --      2,100      2,100,000
-------------------------------------------------------------------------------
Dekalb (County of) Housing Authority
 (Clairmont Crest Project);
 Multifamily Housing Refunding Series
 1995 RB
  3.65%, 06/15/25(b)(c)                    A-1+    --      6,400      6,400,000
-------------------------------------------------------------------------------
Dekalb Private Hospital Authority
 (Egleston Childrens Hospital at
 Emory University); Variable Rate
 Demand Series 1994 A RAN
  3.55%, 03/01/24(b)(c)                    A-1+  VMIG-1      100        100,000
-------------------------------------------------------------------------------
Development Authority of Cobb County
 (Institute of Nuclear Power
 Operations Project); Series 1998 RB
  4.05%, 02/01/13(b)(c)                     --     Aa3     9,170      9,170,000
-------------------------------------------------------------------------------
Development Authority of Floyd County
 (Shorter College Project); Series 1998 RB
  4.00%, 06/01/17(b)(c)                    A-1+    --      4,000      4,000,000
-------------------------------------------------------------------------------
Fulton (County of) Housing Authority
 (Spring Creek Crossing Project);
 Multi-family Housing Refunding
 Series RB
  3.65%, 10/01/24(b)(c)                    A-1+    --      5,000      5,000,000
-------------------------------------------------------------------------------
Gwinnett (County of) Housing Authority
 (Greens Apartment
 Project); Variable Rate Demand
 Multifamily Housing Series 1995 RB
  3.65%, 06/15/25(b)(c)                    A-1+    --     10,300     10,300,000
-------------------------------------------------------------------------------
Municipal Electric Authority of Georgia
 (Project 1); Subordinated Money Market
 Municipal Bonds Series 1985 A
  3.60%, 11/10/98(c)                       A-1+  VMIG-1    7,385      7,385,000
-------------------------------------------------------------------------------
Roswell (City of) Housing Development
 Authority (Azalea Project); Multifamily
 Housing Refunding Series 1996 RB
  3.65%, 06/15/25(b)(c)                    A-1+    --      3,700      3,700,000
-------------------------------------------------------------------------------
Savannah (City of) Housing Authority
 (Somerset Place Project); Variable Rate
 Demand Multifamily Housing
 Series 1996 A RB
  3.50%, 06/15/26(b)(c)                    A-1+    --      3,500      3,500,000
-------------------------------------------------------------------------------
                                                                     60,158,367
-------------------------------------------------------------------------------
IDAHO - 0.58%
Idaho (State of); Series 1998 TAN
  4.50%, 06/30/99                          SP-1+  MIG-1    2,000      2,012,943
-------------------------------------------------------------------------------
Power (County of) (FMC Corporation
 Project); PCR
  4.00%, 12/01/10(b)(c)                     --   VMIG-1    3,600      3,600,000
-------------------------------------------------------------------------------
                                                                      5,612,943
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
ILLINOIS - 6.75%
Burbank (City of) (Service Merchandise
 Co. Inc. Project); Floating Rate Monthly
 Demand Industrial Building Series
 1984 RB
  3.65%, 09/15/24(b)(c)                    A-1+    --    $ 2,800 $    2,800,000
-------------------------------------------------------------------------------
East Peoria (City of) (Radnor/East Peoria
 Partnership Project); Multifamily Housing
 Series 1983 RB
  4.25%, 06/01/08(b)(c)                     --     Aa3     5,445      5,445,000
-------------------------------------------------------------------------------
Illinois (State of); Series 1998 GO
  4.25%, 06/01/99(d)                        AAA    Aaa     7,000      7,030,279
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Adventist Health System/Sunbelt
 Obligated Group); Variable Rate Demand
 Series 1997 A RB
  4.05%, 11/15/27(b)(d)                    A-1+  VMIG-1    5,000      5,000,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (American College of Surgeons Project);
 Tax Exempt Series 1996 RB
  4.05%, 08/01/26(b)(c)                    A-1+    --      5,621      5,621,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Jewish Charities Revenue Anticipation
 Note Program); Variable Rate Demand
 Series 1998-1999 A RAN
  4.05%, 06/30/99(b)(c)                    A-1+    --      5,600      5,600,000
-------------------------------------------------------------------------------
Illinois Educational Facilities Authority
 (Northwestern University);
 Adjustable Rate Series 1988 RB
  3.70%, 03/01/28(b)                       A-1+  VMIG-1    6,450      6,450,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority;
 Revolving Fund Pooled Series D RB
  3.65%, 08/01/15(b)(c)                    A-1+  VMIG-1    1,069      1,069,000
-------------------------------------------------------------------------------
Oak Forest (City of) (Homewood Pool);
 Series 1989 RB
  3.65%, 07/01/24(b)(c)                     --   VMIG-1    3,000      3,000,000
-------------------------------------------------------------------------------
Village of Lisle (Four Lakes Project
 Phase Five); Multifamily Housing Revenue
 Refunding Series 1996 RB
  3.65%, 09/15/26(b)(c)                    A-1+      --   23,180     23,180,000
-------------------------------------------------------------------------------
                                                                     65,195,279
-------------------------------------------------------------------------------
INDIANA - 4.34%
Auburn (City of) (Sealed Power Corp.
 Project); Variable Rate Demand Economic
 Development Series 1985 RB
  3.45%, 07/01/10(b)(c)                     --   VMIG-1    1,200      1,200,000
-------------------------------------------------------------------------------
Indiana (State of) (Advance Funding
 Program); Series 1998 A-2 RB
  4.00%, 01/20/99                          SP-1+  MIG-1   10,000     10,008,835
-------------------------------------------------------------------------------
Indiana Development Finance Authority
 (Southern Indiana Gas and Electric
 Project); Series 1998 A PCR
  3.65%, 03/01/99                           --   VMIG-1   16,000     16,000,000
-------------------------------------------------------------------------------
Indianapolis (City of) (Jewish Community
 Campus Project); Variable Rate Economic
 Development RB
  3.65%, 04/01/05(b)(c)                     --   VMIG-1    2,195      2,195,000
-------------------------------------------------------------------------------

                                            RATING (a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
INDIANA - (CONTINUED)
Indianapolis (City of); Local Improvement
 Series 1998 RB
  4.25%, 01/11/99                          SP-1+   --    $ 2,400 $    2,403,938
-------------------------------------------------------------------------------
Petersburg (City of) (Indianapolis Power
 and Light Co. Project); Adjustable Rate
 Tender Securities Series 1995 B PCR
  3.65%, 01/01/23(b)(d)                    A-1+  VMIG-1    6,000      6,000,000
-------------------------------------------------------------------------------
Sullivan (City of) National Rural
 Utilities Cooperative Finance Corp.
 (Hoosier Energy Rural Electric
 Cooperative, Inc.); Series
 1985 L-6 RB
  3.40%, 12/08/98(c)                        AA-    A-1     4,100      4,100,000
-------------------------------------------------------------------------------
                                                                     41,907,773
-------------------------------------------------------------------------------
IOWA - 2.37%
Iowa Finance Authority (Iowa Health
 Systems Corp.); Adjustable Rate Hospital
 Facilities Series 1998 B RB
  3.50%, 07/01/20(b)(d)                    A-1+  VMIG-1    5,000      5,000,000
-------------------------------------------------------------------------------
  3.50%, 01/01/28(b)(d)                    A-1+  VMIG-1    4,300      4,300,000
-------------------------------------------------------------------------------
Iowa Higher Education Loan Authority;
 Private College Facility RB
  3.75%, 12/01/15(b)(d)                    A-1+  VMIG-1    5,000      5,000,000
-------------------------------------------------------------------------------
Iowa School Corporations (Iowa School
 Cash Anticipation Program); Warrant
 Certificates Series 1998-1999 A TRAN
  4.50%, 06/25/99(c)                       SP-1+  MIG-1    8,500      8,550,986
-------------------------------------------------------------------------------
                                                                     22,850,986
-------------------------------------------------------------------------------
KANSAS - 1.10%
Burlington (City of) National Rural
 Utilities-Cooperative Power Corp.
 (Kansas Electric Power Cooperative
 Inc.); Series 1985 C-1 RB
  3.40%, 12/08/98(c)                        AA-    Aa3     5,610      5,610,000
-------------------------------------------------------------------------------
Mission (City of) (Silverwood Apartment
 Project); Multifamily RB
  3.65%, 09/15/26(b)(c)                    A-1+    --      5,000     5,000,0000
-------------------------------------------------------------------------------
                                                                     10,610,000
-------------------------------------------------------------------------------
KENTUCKY - 2.89%
Kentucky Asset/Liability Commission;
 General Fund TRAN
  4.00%, Series 1998 B 06/25/99            SP-1+  MIG-1    2,000      2,009,578
-------------------------------------------------------------------------------
  4.50%, Series 1998 A 06/25/99            SP-1+  MIG-1    5,000      5,032,836
-------------------------------------------------------------------------------
Kentucky Economic Development Finance
 Authority (Catholic Healthcare Project);
 Hospital Facilities Series 1998 A RB
  3.50%, 12/01/27(b)(c)                     AA-    Aa2    10,000     10,000,000
-------------------------------------------------------------------------------
Mayfield (City of) (Kentucky League of
 Cities Funding Trust Pooled Lease
 Financing Program); Variable Rate Multi-
 City Lease Series 1996 RB
  3.70%, 07/01/26(b)(c)                     A-1  VMIG-1    4,100      4,100,000
-------------------------------------------------------------------------------

                                            RATING (a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
KENTUCKY - (CONTINUED)
Mason (County of) (East Kentucky Power
 Cooperative Inc. Project); National
 Rural Utilities Cooperative Finance
 Corp. Guaranteed Floating/Fixed Rate
 Series 1984 B-1 PCR
  3.65%, 10/15/14(b)(c)                    A-1+    --    $ 6,745 $    6,745,000
-------------------------------------------------------------------------------
                                                                     27,887,414
-------------------------------------------------------------------------------
LOUISIANA - 4.94%
Jefferson (Parish of) Sales Tax District;
 Special Sales Tax and Refunding Series
 1998 RB
  4.00%, 12/01/98(c)                        AAA    Aaa     2,500      2,500,976
-------------------------------------------------------------------------------
Louisiana Public Facilities Authority
 (Sisters of Charity of the Incarnate
 Word); Unit Priced Demand Adjustable
 Series 1997 E RB
  3.55%, 07/01/23(b)                       A-1+c VMIG-1    9,700      9,700,000
-------------------------------------------------------------------------------
Louisiana Public Facilities Authority
 (Willis-Knighton Medical Center
 Project); RB
  3.60%, Hospital Series 1995
   09/01/25(b)(d)                          A-1+  VMIG-1   17,500     17,500,000
-------------------------------------------------------------------------------
  3.60%, Hospital Series 1997
   09/01/27(b)(d)                          A-1+  VMIG-1    3,600      3,600,000
-------------------------------------------------------------------------------
New Orleans (City of); Aviation Board
 Series B RB
  3.65%, 08/01/16(b)(d)                    A-1+  VMIG-1    4,935      4,935,000
-------------------------------------------------------------------------------
New Orleans International Airport
 Aviation Board; Refunding Series
 1995 A RB
  3.65%, 08/01/15(b)(d)                    A-1+  VMIG-1    9,500      9,500,000
-------------------------------------------------------------------------------
                                                                     47,735,976
-------------------------------------------------------------------------------
MAINE - 0.12%
Maine Health and Higher Educational
 Facilities Authority; Series 1998 B RB
  3.70%, 07/01/99(c)                        AAA    --      1,120      1,120,000
-------------------------------------------------------------------------------
MARYLAND - 0.54%
Morgan Stanley Float Program, Maryland
 State Health & Higher Educational
 Facilities Authority (Maryland Health
 Upper Chesapeake Hospital Project);
 Floating Rate Trust Certificates Series
 1998 A 39 RB
  4.17%, 01/01/28(b)(c)                     --   VMIG-1    5,215      5,215,000
-------------------------------------------------------------------------------
MASSACHUSETTS - 2.59%
Commonwealth of Massachusetts; Variable
 Rate Demand Refunding GO
  3.55%, 09/01/16(b)                       A-1+  VMIG-1   20,000     20,000,000
-------------------------------------------------------------------------------
  3.90%, 09/01/16(b)                       A-1+  VMIG-1    5,000      5,000,000
-------------------------------------------------------------------------------
                                                                     25,000,000
-------------------------------------------------------------------------------

                                            RATING(a)     PAR
                                           S&P  MOODY'S  (000)      VALUE
MICHIGAN - 2.34%
Jackson County Economic Development
 Corp. (Sealed Power Corp.); Economic
 Development Variable Refunding RB
  3.45%, 10/01/19(b)(c)                    --   VMIG-1  $ 1,000 $    1,000,000
------------------------------------------------------------------------------
Michigan (State of); Municipal Bond
 Authority RB
  4.25%, Series 1998 D-1, 08/27/99        SP-1+   --      3,500      3,520,442
------------------------------------------------------------------------------
  4.25%, Series 1998 D-2, 08/27/99(c)     SP-1+   --      3,000      3,017,521
------------------------------------------------------------------------------
Michigan State Hospital Finance
 Authority (Hospital Equipment Loan
 Program); Adjustable Series 1996 A RB
  3.55%, 12/01/23(b)(c)                    --   VMIG-1    6,100      6,100,000
------------------------------------------------------------------------------
Michigan Strategic Fund (260 Brown St.
 Associates Project); Convertible
 Variable Rate Demand Limited Obligation
 Series 1985 RB
  3.50%, 10/01/15(b)(c)                    --   VMIG-1    3,500      3,500,000
------------------------------------------------------------------------------
Michigan Strategic Fund (The Detroit
 Edison Company PCB Project); Adjustable
 Rate Demand Limited Obligation Series
 1995 CC RB
  4.20%, 09/01/30(b)(c)                   A-1+    P-1     5,400      5,400,000
------------------------------------------------------------------------------
                                                                    22,537,963
------------------------------------------------------------------------------
MINNESOTA - 2.42%
Becker (City of) (Northern States Power
 Co. Project); Adjustable Series
 1992-A PCR
  3.75%, 10/27/98                          A+     A1     10,400     10,400,000
------------------------------------------------------------------------------
Bloomington (City of) Port Authority
 (Mall of America Project); Special Tax
 Revenue Series 1996 B RB
  4.05%, 02/01/13(b)(c)                   A-1+  VMIG-1    1,200      1,200,000
------------------------------------------------------------------------------
Mankato (City of) (Northern States Power
 Co. Project); Floating Collateralized
 Series 1985 PCR
  3.75%, 03/01/11(b)(d)                    AA-    Aa3     2,900      2,900,000
------------------------------------------------------------------------------
Minneapolis (City of) Community
 Development Agency (Walker Methodist
 Health Systems); Adjustable Refunding
 Series 1995 RB
  3.80%, 04/01/10(b)(c)                    A-1    --      5,700      5,700,000
------------------------------------------------------------------------------
Minnesota (State of); Housing Finance
 Agency Single Family Mortgage
 Series G RB
  4.15%, 12/01/98(e)                      A-1+  VMIG-1    2,000      2,001,131
------------------------------------------------------------------------------
Red Wing (City of) Industrial
 Development Authority (Northern States
 Power Co.); Floating Rate
 Collateralized Series 1985 PCR
  3.75%, 03/01/11(b)(d)                    AA-    A1      1,200      1,200,000
------------------------------------------------------------------------------
                                                                    23,401,131
------------------------------------------------------------------------------
MISSOURI - 4.88%
Kansas City (Sleepy Hollow Apartment
 Project); Multifamily Housing Series
 1996 RB
  3.65%, 09/15/26(b)(c)                   A-1+    --      7,500      7,500,000
------------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
MISSOURI - (CONTINUED)
Missouri Health & Educational
 Facilities Authority (Cox Health
 Systems); Insured Variable Rate Demand
 Health Facilities Refunding Series
 1997 RB
  4.00%, 06/01/15(b)(d)                  A-1+  VMIG-1  $ 6,400 $    6,400,000
-----------------------------------------------------------------------------
Missouri Health & Educational
 Facilities Authority (Stowers
 Institute for Medical Research);
 Series 1998 RB
  4.00%, 04/01/38(b)(c)                  A-1+    --     22,000     22,000,000
-----------------------------------------------------------------------------
Missouri Health & Educational
 Facilities Authority (The Washington
 University); Educational Facilities
 Series D RB
  4.00%, 09/01/30(b)                     A-1+  VMIG-1    3,400      3,400,000
-----------------------------------------------------------------------------
Missouri State Development Finance
 Board (Science City Union Station);
 Infrastructure Facilities Series A RB
  3.80%, 12/01/98(c)                      AA-    Aa3     2,850      2,850,435
-----------------------------------------------------------------------------
Morgan Stanley Float Program,
 (University of Missouri Health
 System); Floating Rate Trust
 Certificates Series 40 1998 RB
  4.17%, 11/01/28(b)(d)(f)                --   VMIG-1    4,995      4,995,000
-----------------------------------------------------------------------------
                                                                   47,145,435
-----------------------------------------------------------------------------
NEW HAMPSHIRE - 1.46%
New Hampshire Business Finance
 Authority (Wheelabrator Concord
 Company, L.P. Project); Adjustable
 Rate Resource Recovery Refunding
 Series 1997 A RB
  3.50%, 01/01/18(b)(c)                  A-1+    --      8,700      8,700,000
-----------------------------------------------------------------------------
New Hampshire Housing Finance Authority
 (EQR-Bond Partnership-Manchester
 Project); Multifamily Housing
 Refunding Series 1996 RB
  3.65%, 09/15/26(b)(c)                   --   VMIG-1    5,000      5,000,000
-----------------------------------------------------------------------------
New Hampshire Industrial Development
 Authority (Bangor Hydro-Electric Co.
 Project); Variable Rate Demand Series
 1983 PCR
  3.55%, 01/01/09(b)(c)                  A-1+    --        400        400,000
-----------------------------------------------------------------------------
                                                                   14,100,000
-----------------------------------------------------------------------------
NEW MEXICO - 0.52%
New Mexico (State of); Series 1998-1999
 TRAN
  4.25%, 06/30/99                        SP-1+  MIG-1    5,000      5,023,379
-----------------------------------------------------------------------------
NEW YORK - 18.14%
Eagle Tax Exempt Trust; Class A COP(f)
  4.07%, Series 97C4703 01/01/01(b)(g)   A-1+c   --     10,800     10,800,000
-----------------------------------------------------------------------------
  4.12%, Series 1993 F 08/01/06(b)       A-1+c   --     20,850     20,850,000
-----------------------------------------------------------------------------
  4.12%, Series 1993 E 08/01/06(b)       A-1+c   --     15,000     15,000,000
-----------------------------------------------------------------------------
  4.12%, Series 943802 05/01/07(b)       A-1+c   --     17,800     17,800,000
-----------------------------------------------------------------------------
  4.12%, Series 943901 06/15/07(b)(d)    A-1+c   --     15,175     15,175,000
-----------------------------------------------------------------------------
  4.07%, Series 97C4703 07/01/10(b)(g)   A-1+c   --        495        495,000
-----------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
NEW YORK - (CONTINUED)
Eagle Tax Exempt Trust; Class A
 COP(f) - (continued)
  4.07%, Series 97C4702 01/01/20(b)      A-1+c   --    $ 9,900 $    9,900,000
-----------------------------------------------------------------------------
  4.12%, Series 950901 06/01/21(b)(g)    A-1+c   --     13,315     13,315,000
-----------------------------------------------------------------------------
  4.12%, Series 943207 07/01/29(b)(d)    A-1+c   --     14,850     14,850,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington
 Public Power Supply System Project
 No. 2); Series 964703 Class A COP
  4.12%, 07/01/11(b)(d)(f)               A-1+c   --      5,870      5,870,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington
 State); Series 984701 Class A GO
  4.12%, 05/01/18(b)(f)                  A-1+c   --     14,400     14,400,000
-----------------------------------------------------------------------------
Long Island Power Authority Electrical
 System; Subordinated Series 2 RB
  3.50%, 05/01/33(b)(c)                  A-1+  VMIG-1    5,400      5,400,000
-----------------------------------------------------------------------------
Merrill Lynch Group Float Program, New
 York State Medical Facilities Finance
 Agency (St. Lukes-Roosevelt Hospital
 Center); Floating Option Tax-Exempt
 Receipts Series PA-113 1993 A
 Mortgage RB
  4.10%, 02/15/29(b)(c)(f)               A-1+c   --      9,700      9,700,000
-----------------------------------------------------------------------------
Merrill Lynch Group Float Program, New
 York State Mortgage Agency; Floating
 Option Tax-Exempt Receipts
 Series PT 158 RB
  4.14%, 04/01/12(b)(c)(f)                --   VMIG-1    2,845      2,845,000
-----------------------------------------------------------------------------
New York (City of); Series 1994
 Adjustable Rate Subseries A-4 GO
  4.00%, 08/01/21(b)(c)                  A-1+  VMIG-1    8,500      8,500,000
-----------------------------------------------------------------------------
New York (City of); Series 1994
 Subseries H-3 GO
  3.75%, 10/29/98(c)                     A-1+  VMIG-1    7,500      7,500,000
-----------------------------------------------------------------------------
                                                                  172,400,000
-----------------------------------------------------------------------------
NORTH CAROLINA - 2.92%
North Carolina (State of) Medical Care
 Commission (Lexington Memorial
 Hospital Project); Variable Rate
 Hospital Series 1997 RB
  4.10%, 04/01/10(b)(c)                   --   VMIG-1    4,600      4,600,000
-----------------------------------------------------------------------------
North Carolina (State of) Medical Care
 Commission (Pooled Financing Project);
 Variable Rate Hospital Series
 1996 A RB
  4.10%, 10/01/16(b)(c)                   --   VMIG-1   10,500     10,500,000
-----------------------------------------------------------------------------
North Carolina Medical Care Commission
 Retirement Community (Adult
 Communities Total Services Inc.);
 Variable Rate Demand Series 1996 RB
  4.00%, 11/15/09(b)(c)                  A-1+    --      5,655      5,655,000
-----------------------------------------------------------------------------
North Carolina Municipal Power Agency
 (Catawba Project); Tax Exempt
 Commercial Notes Series 1A
  3.60%, 12/09/98(c)                     A-1+    P-1     7,298      7,298,000
-----------------------------------------------------------------------------
                                                                   28,053,000
-----------------------------------------------------------------------------

                                              RATING(a)    PAR
                                             S&P  MOODY'S (000)      VALUE
OHIO - 1.71%
Akron-Summit (County of); Library
 Improvement Bonds Series 1998 A GO
  4.00%, 12/01/98(c)                         --     Aaa   $2,000 $    2,001,443
-------------------------------------------------------------------------------
Franklin (County of) (Bricker & Eckler
 Building Co. Project); Variable Rate
 Demand Series 1984 IDR
  4.25%, 11/01/14(b)(c)                      --     P-1    8,400      8,400,000
-------------------------------------------------------------------------------
Lorain (County of) (Catholic Healthcare
 Partners); Adjustable Rate Hospital
 Facilities Series 1998 A RB
  3.50%, 12/01/27(b)(d)                     A-1+  VMIG-1   3,000      3,000,000
-------------------------------------------------------------------------------
Marion (County of) (Pooled Lease
 Program); Hospital RB
  4.05%, 10/01/22(b)(c)                     A-1+    --     1,355      1,355,000
-------------------------------------------------------------------------------
Ohio Housing Finance Agency (Kenwood
 Congregate Retirement Community Project);
 Variable Rate Demand Multifamily Housing
 Series 1985 RB
  3.50%, 12/01/15(b)(c)                      --   VMIG-1     956        956,000
-------------------------------------------------------------------------------
                                                                     15,712,443
-------------------------------------------------------------------------------
OREGON - 0.86%
Klamath Falls (City of) (Salt Caves
 Hydroelectric); Adjustable/Fixed RB
  3.80%, Series 1986 D, 05/03/99(e)(g)      SP-1+   --     5,670      5,672,216
-------------------------------------------------------------------------------
Multnoma (County of) (Portland Public
 School District); Series 1998 TRAN
  4.25%, 06/30/99                           SP-1+  MIG-1   2,600      2,611,211
-------------------------------------------------------------------------------
                                                                      8,283,427
-------------------------------------------------------------------------------
PENNSYLVANIA - 2.36%
Delaware County Industrial Development
 Authority (Henderson-Radnor Joint Venture
 Project); Limited Obligation Series
 1985 IDR
  4.15%, 04/01/15(b)(c)                      --     Aa3      810        810,000
-------------------------------------------------------------------------------
Montour (County of) Geisinger Authority
 Health System (Obligation Group);
 Series A RB
  5.30%, 07/01/99                            AA     Aa2    1,000      1,011,921
-------------------------------------------------------------------------------
Montour (County of) Geisinger Authority
 Health System (Penn State Geisinger
 Health System); Series 1998 B RB
  4.15%, 08/15/28(b)                        A-1+  VMIG-1   7,100      7,100,000
-------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities
 Authority (Carnegie Mellon University);
 Variable Rate Refunding Series 1995 C RB
  4.15%, 11/01/29(b)                        A-1+    --     3,000      3,000,000
-------------------------------------------------------------------------------
Philadelphia (City of) School District;
 Series 1998-1999 A TRAN
  4.25%, 06/30/99(c)                        SP-1+  MIG-1   1,500      1,506,687
-------------------------------------------------------------------------------
Quakertown Hospital Authority (HPF Group);
 Series 1985 A RB
  3.75%, 07/01/05(b)(c)                        -- VMIG-1   9,300      9,300,000
-------------------------------------------------------------------------------
                                                                     22,728,608
-------------------------------------------------------------------------------

                                              RATING(a)    PAR
                                             S&P  MOODY'S (000)      VALUE
TENNESSEE - 2.36%
Health and Educational Facilities Board of
 the Metropolitan Government of Nashville
 and Davidson County (Vanderbilt
 University); Adjustable Rate Series 1985
 A RB
  3.75%, 01/15/99                           A-1+  VMIG-1  $4,000 $    4,000,000
-------------------------------------------------------------------------------
Knox (County of) Industrial Development
 Board (Weisgarber Partners); Floating
 Rate Series 1984 IDR
  3.65%, 12/01/14(b)(c)                     A-1+    --       700        700,000
-------------------------------------------------------------------------------
Industrial Development Board of the
 Metropolitan Government of Nashville and
 Davidson County (Amberwood, Ltd.
 Project); Multifamily Housing RB
  4.27%, Series 1993 A 07/01/13(b)(c)        --   VMIG-1   2,135      2,135,000
-------------------------------------------------------------------------------
  4.27%, Series 1993 B 07/01/13(b)(c)        A-1  VMIG-1   1,825      1,825,000
-------------------------------------------------------------------------------
Shelby (County of) Health Educational and
 Housing Facility Board (Wyndridge
 Housing); Variable Rate Demand
 Multifamily Housing Refunding RB
  3.65%, 10/01/24(b)(c)                     A-1+    --    14,135     14,135,000
-------------------------------------------------------------------------------
                                                                     22,795,000
-------------------------------------------------------------------------------
TEXAS - 14.08%
Angelina & Neches River Authority
 Industrial Development Corp.
 (Temple Inland Marine); Solid Waste
 Adjustable Rate Series 1984 B RB
  4.10%, 05/01/14(b)(c)                      --      P-1   3,400      3,400,000
-------------------------------------------------------------------------------
Bexar (County of) Texas Housing Finance
 Authority (Altamonte Apt. Project);
 Series 1996 RB
  3.65%, 09/15/26(b)(c)                     A-1+    --     5,800      5,800,000
-------------------------------------------------------------------------------
Bexar (County of) Texas Housing Finance
 Authority (Fountainhead Apartments);
 Multifamily RB
  3.65%, 09/15/26(b)(c)                     A-1+    --     5,000      5,000,000
-------------------------------------------------------------------------------
Fort Worth (City of) Water & Sewer System;
 Series A Commercial Paper Notes
  3.40%, 01/19/99                           A-1+    P-1    4,000      4,000,000
-------------------------------------------------------------------------------
Harris (County of); Series 1998 TAN
  4.25%, 02/26/99                           SP-1+  MIG-1   5,000      5,013,893
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp.; ACES Greater Houston
 Pooled Health Series 1985 A RB
  3.60%, 11/01/25(b)(c)                      A-1    --     2,600      2,600,000
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Baylor College of
 Medicine Project); Medical Facilities
 Series 1997 RB
  3.65%, 06/01/27(b)                        A-1+    --     9,000      9,000,000
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Buckner Retirement
 Services, Inc. Project); Series 1996 RB
  4.10%, 08/15/26(b)(c)                      --   VMIG-1   5,000      5,000,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
TEXAS - (CONTINUED)
Harris County Health Facilities
 Development Corp. (Gulf Coast Regional
 Blood Center Project); Series 1992 Blood
 Center RB
  4.05%, 04/01/17(b)(c)                     A-1    --    $ 3,350 $    3,350,000
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Texas Children's
 Hospital); Series 1989 B-2 RB
  3.65%, 10/01/19(b)                        --   VMIG-1   17,500     17,500,000
-------------------------------------------------------------------------------
Houston (City of); Series 1998 TRAN
  4.25%, 06/30/99                          SP-1+  MIG-1    5,000      5,025,183
-------------------------------------------------------------------------------
Houston (City of); Tax and Revenue
 Certificates Obligation Series F RB
  3.90%, 03/01/99                           AA-    Aa3     2,140      2,141,236
-------------------------------------------------------------------------------
Houston (City of) Water and Sewer; Series
 A Commercial Paper Notes
  3.40%, 02/10/99                           A-1    P-1     9,000      9,000,000
-------------------------------------------------------------------------------
Lower Colorado River Authority; Revenue
 Refunding Junior Lien Bonds Third
 Supplemental Series 1996 RB
  3.50%, 01/01/13(b)(d)                    A-1+  VMIG-1    8,200      8,200,000
-------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas
 System; Series A Commercial Paper Notes
  3.55%, 02/11/99                          A-1+    P-1    10,000     10,000,000
-------------------------------------------------------------------------------
Texas (State of); Series 1998 TRAN
  4.50%, 08/31/99                          SP-1+  MIG-1    9,000      9,085,968
-------------------------------------------------------------------------------
Texas Department of Housing and Community
 Affairs; SFM Tax Exempt Refunding Series
 B Commercial Paper Notes
  3.50%, 10/09/98(c)                       A-1+    --      9,205      9,205,000
-------------------------------------------------------------------------------
  3.60%, 10/09/98(c)                       A-1+    --     12,635     12,635,000
-------------------------------------------------------------------------------
Texas Municipal Gas Corp.; Senior Lien
 Gas Reserve Series 1998 RB
  3.55%, 01/15/23(b)(c)                    A-1+  VMIG-1    3,935      3,935,000
-------------------------------------------------------------------------------
Texas Water Development Board; State
 Revolving Fund Senior Lien Series RB
  5.00%, 07/15/99                           AAA    Aa1     1,800      1,818,607
-------------------------------------------------------------------------------
Trinity River Industrial Development
 Authority (Radiation Sterilizers, Inc.
 Project); Variable Rate Demand IDR
  3.60%, Series 1985 A 11/01/05(b)(c)       A-1    --        500        500,000
-------------------------------------------------------------------------------
  3.60%, Series 1985 B 11/01/05(b)(c)       A-1    --      1,650      1,650,000
-------------------------------------------------------------------------------
                                                                    133,859,887
-------------------------------------------------------------------------------
VERMONT - 1.05%
Vermont (State of); Series 1990 B GO
  6.50%, 02/01/99                           AA-    Aa2     2,000      2,018,375
-------------------------------------------------------------------------------

                                     RATING(a)     PAR
                                    S&P  MOODY'S  (000)      VALUE
VERMONT - (CONTINUED)
Vermont Educational and Health
 Building Finance Authority (VHA
 New England); Variable Rate
 Hospital RB
  3.65%, Series B 12/01/25(b)(d)    A-1    --    $ 1,000 $    1,000,000
--------------------------------------------------------------------------
  3.65%, Series E 12/01/25(b)(d)    A-1    --      2,500      2,500,000
--------------------------------------------------------------------------
  3.65%, Series F 12/01/25(b)(d)   A-1+    --      2,100      2,100,000
--------------------------------------------------------------------------
  3.65%, Series G 12/01/25(b)(d)   A-1+    --      2,560      2,560,000
--------------------------------------------------------------------------
                                                             10,178,375
--------------------------------------------------------------------------
VIRGINIA - 2.14%
Industrial Development Authority
 of the City of Lynchburg (VHA
 Mid-Atlantic States, Inc.)
 Capital Asset Financing Program;
 Variable Rate Hospital Series
 1985 F RB
  3.65%, 12/01/25(b)(d)             A-1    --      6,700      6,700,000
--------------------------------------------------------------------------
Norfolk (City of) Industrial
 Development Authority (Pooled
 Financing Program - Sentara
 Health Systems); Commercial Paper
 Notes Series 1997 RB
  3.60%, 11/13/98                   A-1+ VMIG-1    6,000      6,000,000
--------------------------------------------------------------------------
Waynesboro (City of) Industrial
 Development Authority
 (Residential Care Facilities); RB
  4.10%, 12/01/28(b)(c)              A-1   --      8,000      8,000,000
--------------------------------------------------------------------------
                                                             20,700,000
--------------------------------------------------------------------------
WASHINGTON - 0.32%
Industrial Development Corp. of
 Port Townsend (Port Townsend
 Paper Corp. Project); Series 1988
 A Variable Rate Refunding RB
  4.00%, 03/01/09(b)(c)               -- VMIG-1    3,100      3,100,000
--------------------------------------------------------------------------
WEST VIRGINIA - 1.50%
West Virginia Hospital Finance
 Authority (VHA Mid-Atlantic
 States, Inc. Capital Asset
 Financing Program); RB
  3.65%, Series 1985 B
   12/01/25(b)(d)                   A-1+   --      3,000      3,000,000
--------------------------------------------------------------------------
  3.65%, Series 1985 C
   12/01/25(b)(d)                   A-1+   --      3,500      3,500,000
--------------------------------------------------------------------------
  3.65%, Series 1985 H
   12/01/25(b)(d)                    A-1   --      8,000      8,000,000
--------------------------------------------------------------------------
                                                             14,500,000
--------------------------------------------------------------------------
WISCONSIN - 1.35%
Wisconsin (State of); TAN
  4.50%, 06/15/99                  SP-1+  MIG-1   13,000     13,084,324
--------------------------------------------------------------------------
    TOTAL INVESTMENTS - 106.72%                           1,030,589,226(h)
--------------------------------------------------------------------------
    OTHER ASSETS AND LIABILITIES -
     (6.72%)                                                (64,868,631)
--------------------------------------------------------------------------
    NET ASSETS - 100.00%                                 $  965,720,595
--------------------------------------------------------------------------

ABBREVIATIONS:
COP  Certificates of Participation          RAN   Revenue Anticipation Notes
GO   General Obligation Bonds               RB    Revenue Bonds
IDR  Industrial Development Revenue Bonds   TAN   Tax Anticipation Notes
PCR  Pollution Control Revenue Bonds        TRAN  Tax and Revenue Anticipation Notes

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").
(b) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined periodically. Rates shown are the rates in effect on 09/30/98.
(c) Secured by a letter of credit.
(d) Secured by bond insurance.
(e) Subject to an irrevocable call or mandatory put by the issuer. Par value and maturity date reflect such call or put.
(f) The Fund may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. The types of synthetic municipal instruments in which the Fund may invest include variable rate instruments. These instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional right to put its certificate at par value plus accrued interest. Because synthetic municipal instruments involve a trust and a third party conditional put feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.
(g) Secured by an escrow fund of U.S. Treasury obligations.
(h) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1998
(Unaudited)

ASSETS:
Investments, at value (amortized cost)                    $1,030,589,226
------------------------------------------------------------------------
Cash                                                              54,177
------------------------------------------------------------------------
Receivables for:
 Investments sold                                              5,870,062
------------------------------------------------------------------------
 Interest                                                      5,348,262
------------------------------------------------------------------------
Investment for deferred compensation plan                         36,668
------------------------------------------------------------------------
Other assets                                                      64,253
------------------------------------------------------------------------
    Total assets                                           1,041,962,648
------------------------------------------------------------------------
LIABILITIES:
Payables for:
 Investments purchased                                        73,196,625
------------------------------------------------------------------------
 Dividends                                                     2,766,736
------------------------------------------------------------------------
 Deferred compensation                                            36,668
------------------------------------------------------------------------
Accrued administrative services fees                               5,452
------------------------------------------------------------------------
Accrued advisory fees                                            139,161
------------------------------------------------------------------------
Accrued directors' fees                                            3,005
------------------------------------------------------------------------
Accrued transfer agent fees                                       16,271
------------------------------------------------------------------------
Accrued distribution fees                                         16,065
------------------------------------------------------------------------
Accrued operating expenses                                        62,070
------------------------------------------------------------------------
    Total liabilities                                         76,242,053
------------------------------------------------------------------------
Net assets applicable to shares outstanding               $  965,720,595
========================================================================
NET ASSETS:
 Institutional Shares                                     $  892,758,095
========================================================================
 Private Investment Class                                 $   72,962,500
========================================================================
CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
Institutional Shares:
 Authorized                                                3,000,000,000
------------------------------------------------------------------------
 Outstanding                                                 892,756,573
========================================================================
Private Investment Class:
 Authorized                                                1,000,000,000
------------------------------------------------------------------------
 Outstanding                                                  72,962,374
========================================================================
Net asset value, offering and redemption price per share           $1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended September 30, 1998
(Unaudited)

INVESTMENT INCOME:
Interest income                                       $18,890,217
------------------------------------------------------------------
EXPENSES:
Advisory fees                                           1,171,722
------------------------------------------------------------------
Administrative services fees                               32,109
------------------------------------------------------------------
Transfer agent fees                                        83,230
------------------------------------------------------------------
Custody fees                                               14,325
------------------------------------------------------------------
Directors' fees                                             6,999
------------------------------------------------------------------
Distribution fees (Note 2)                                190,346
------------------------------------------------------------------
Other expenses                                             81,934
------------------------------------------------------------------
  Total expenses                                        1,580,665
------------------------------------------------------------------
Less: Fees waived and expenses assumed                   (414,233)
------------------------------------------------------------------
  Net expenses                                          1,166,432
------------------------------------------------------------------
Net investment income                                  17,723,785
------------------------------------------------------------------
Net realized gain on sales of investments                   4,129
------------------------------------------------------------------
Net increase in net assets resulting from operations  $17,727,914
==================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended September 30, 1998 and the year ended March 31, 1998 (Unaudited)

                                                SEPTEMBER 30,    MARCH 31,
                                                    1998           1998
                                                -------------  -------------
OPERATIONS:
 Net investment income                          $  17,723,785  $  36,533,922
-----------------------------------------------------------------------------
 Net realized gain on sales of investments              4,129          9,664
-----------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                    17,727,914     36,543,586
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
 Institutional Shares                             (16,521,562)   (34,792,247)
-----------------------------------------------------------------------------
 Private Investment Class                          (1,202,223)    (1,741,675)
-----------------------------------------------------------------------------
Capital stock transactions - net:
 Institutional Shares                              (4,149,559)   (69,673,016)
-----------------------------------------------------------------------------
 Private Investment Class                          (7,500,237)    42,918,457
-----------------------------------------------------------------------------
    Net increase (decrease) in net assets         (11,645,667)   (26,744,895)
-----------------------------------------------------------------------------
NET ASSETS:
 Beginning of period                              977,366,262  1,004,111,157
-----------------------------------------------------------------------------
 End of period                                  $ 965,720,595  $ 977,366,262
=============================================================================
NET ASSETS CONSIST OF:
 Capital (par value and additional paid-in):
  Institutional Shares                          $ 892,756,573  $ 896,906,132
-----------------------------------------------------------------------------
  Private Investment Class                         72,962,374     80,462,611
-----------------------------------------------------------------------------
 Undistributed realized gain (loss) on sales of
  investments                                           1,648         (2,481)
-----------------------------------------------------------------------------
                                                $ 965,720,595  $ 977,366,262
=============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 1998
(Unaudited)
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund consists of two different classes of shares, the Institutional Cash Reserve Shares ("Institutional Shares") and the Private Investment Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The investment objective of the Fund is to generate as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity.
 The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Securities Valuations - The Fund uses the amortized cost method of valuing investment portfolio securities which has been determined by the Board of Directors of the Company to represent the fair value of the Fund's investments.
B. Securities Transactions and Investment Income - Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Interest income is allocated to each class daily, based upon each class' pro rata share of the total shares of the Fund outstanding. Discounts, other than original issue, on short-term obligations are amortized to unrealized appreciation for financial reporting purposes.
C. Dividends and Distributions to Shareholders - It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Net realized capital gains (including net short-term capital gains and market discounts), if any, are distributed annually.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $85,975 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. In addition, the Fund intends to invest in sufficient municipal securities to allow it to qualify to pay "exempt interest dividends," as defined in the Internal Revenue Code, to shareholders.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million.
 AIM has voluntarily agreed to reduce its fee from the Fund to the extent necessary so that the amount of ordinary expenses of the Institutional Shares (excluding interest, taxes, brokerage commissions, directors' fees, extraordinary expenses and federal registration fees) paid or incurred by the Institutional Shares does not exceed 0.20% of the Institutional Shares' average daily net assets. As a result, AIM's advisory fee on the Private Investment Class is reduced in the same proportion as the Institutional Shares. For the six months ended September 30, 1998, AIM reduced its advisory fee from the Fund by $319,060.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended September 30, 1998, the Fund reimbursed AIM $32,109 for such services.

 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of capital stock of the Institutional Shares and the Private Investment Class. The Company has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class. The Plan provides that the Private Investment Class may pay up to a 0.50% maximum annual rate of the Private Investment Class' average daily net assets. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of 0.25% of the average daily net assets of the Private Investment Class to selected broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Fund with respect to the Private Investment Class. During the six months ended September 30, 1998, the Private Investment Class paid $95,173 as compensation to FMC under the Plan. FMC waived fees of $95,173 during the same period.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the six months ended September 30, 1998, the Fund paid AFS $83,230 for such services.
 During the six months ended September 30, 1998, the Fund paid legal fees of $2,872 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
Changes in capital stock outstanding during the six months ended September 30, 1998 and the year ended March 31, 1998 were as follows:

                             SEPTEMBER 30, 1998                MARCH 31, 1998
                        ------------------------------  ------------------------------
                            SHARES          AMOUNT          SHARES          AMOUNT
                        --------------  --------------  --------------  --------------
Sold:
  Institutional Shares   3,290,499,360  $3,290,499,360   5,302,472,459  $5,302,472,459
---------------------------------------------------------------------------------------
  Private Investment
   Class                   261,616,207     261,616,207     484,657,926     484,657,926
---------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Shares       1,179,051       1,179,051       2,107,154       2,107,154
---------------------------------------------------------------------------------------
  Private Investment
   Class                     1,088,184       1,088,184       1,514,378       1,514,378
---------------------------------------------------------------------------------------
Redeemed:
  Institutional Shares  (3,295,827,970) (3,295,827,970) (5,374,252,629) (5,374,252,629)
---------------------------------------------------------------------------------------
  Private Investment
   Class                  (270,204,628)   (270,204,628)   (443,253,847)   (443,253,847)
---------------------------------------------------------------------------------------
Net increase
 (decrease)                (11,649,796) $  (11,649,796)    (26,754,559) $  (26,754,559)
=======================================================================================

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of Institutional Shares capital stock outstanding during the six months ended September 30, 1998 and each of the years in the five-year period ended March 31, 1998.

                                                             MARCH 31,
                         SEPTEMBER 30,   ------------------------------------------------------
                             1998          1998      1997       1996        1995        1994
                         -------------   --------  --------  ----------  ----------  ----------
Net asset value,
beginning of period           $1.00         $1.00     $1.00       $1.00       $1.00       $1.00
-----------------------    --------      --------  --------  ----------  ----------  ----------
Income from investment
operations:
 Net investment income         0.02          0.03      0.03        0.04        0.03        0.02
-----------------------    --------      --------  --------  ----------  ----------  ----------
Less distributions:
 Dividends from net
 investment income            (0.02)        (0.03)    (0.03)      (0.04)      (0.03)      (0.02)
-----------------------    --------      --------  --------  ----------  ----------  ----------
Net asset value, end of
period                        $1.00         $1.00     $1.00       $1.00       $1.00       $1.00
=======================    ========      ========  ========  ==========  ==========  ==========
Total return                   3.47%(a)      3.55%     3.33%       3.67%       3.06%       2.33%
=======================    ========      ========  ========  ==========  ==========  ==========
Ratios/supplemental
data:
Net assets, end of
period (000s omitted)      $892,758      $896,904  $966,567  $1,009,039  $1,009,891  $1,040,595
=======================    ========      ========  ========  ==========  ==========  ==========
Ratio of expenses to
average net assets(b)          0.20%(c)      0.20%     0.20%       0.20%       0.20%       0.20%
=======================    ========      ========  ========  ==========  ==========  ==========
Ratio of net investment
income to average net
assets(d)                      3.41%(c)      3.49%     3.27%       3.59%       3.01%       2.30%
=======================    ========      ========  ========  ==========  ==========  ==========

(a) Annualized.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.27% (annualized), 0.27%, 0.26%, 0.26%, 0.26% and 0.28% for the periods
    1998-1994, respectively.
(c) Ratios are annualized and based on average net assets of $967,590,577.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 3.34% (annualized), 3.42%, 3.21%, 3.53%, 2.95% and 2.22% for the periods 1998-1994, respectively.

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of Private Investment Class capital stock outstanding during the six months ended September 30, 1998 and each of the years in the five-year period ended March 31, 1998.

                                                         MARCH 31,
                         SEPTEMBER 30,  -------------------------------------------
                             1998        1998     1997     1996     1995     1994
                         -------------  -------  -------  -------  -------  -------
Net asset value,
beginning of period         $  1.00       $1.00    $1.00    $1.00    $1.00    $1.00
-----------------------     -------     -------  -------  -------  -------  -------
Income from investment
operations:
 Net investment income         0.02        0.03     0.03     0.03     0.03     0.02
-----------------------     -------     -------  -------  -------  -------  -------
Less distributions:
 Dividends from net
 investment income            (0.02)      (0.03)   (0.03)   (0.03)   (0.03)   (0.02)
-----------------------     -------     -------  -------  -------  -------  -------
Net asset value, end of
period                      $  1.00       $1.00    $1.00    $1.00    $1.00    $1.00
=======================     =======     =======  =======  =======  =======  =======
Total return                   3.21%(a)    3.29%    3.07%    3.41%    2.80%    2.07%
=======================     =======     =======  =======  =======  =======  =======
Ratios/supplemental
data:
Net assets, end of
period (000s omitted)       $72,963     $80,462  $37,544  $35,139  $29,286  $16,601
=======================     =======     =======  =======  =======  =======  =======
Ratio of expenses to
average net assets(b)          0.45%(c)    0.45%    0.45%    0.45%    0.45%    0.45%
=======================     =======     =======  =======  =======  =======  =======
Ratio of net investment
income to average net
assets(d)                      3.16%(c)    3.24%    3.02%    3.35%    2.89%    2.05%
=======================     =======     =======  =======  =======  =======  =======

(a) Annualized.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.76% (annualized), 0.77%, 0.83%, 0.76%, 1.17% and 1.15% for the periods
    1998-1994, respectively.
(c) Ratios are annualized and based on average net assets of $75,930,655.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 2.85% (annualized), 2.92%, 2.65%, 3.04%, 2.17% and 1.35% for the periods 1998-1994, respectively.

-----------------------------------       -------------------------------------
-----------------------------------       -------------------------------------

TAX-FREE INVESTMENTS CO.                                  PROSPECTUS
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173                           December 18, 1998
(800) 659-1005

INVESTMENT ADVISOR                                       TAX-FREE
A I M ADVISORS, INC.                                 INVESTMENTS CO.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173                             ---------------
(713) 626-1919
                                                   INSTITUTIONAL CASH
DISTRIBUTOR                                          RESERVE SHARES
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 100                          ---------------
Houston, Texas 77046
(800) 659-1005
AUDITORS                                                                  PAGE
KPMG PEAT MARWICK LLP                                                     ----
700 Louisiana
Houston, Texas 77002                     Organization of the Company.......  2
                                         Table of Fees and Expenses........  2
CUSTODIAN                                Financial Highlights..............  3
THE BANK OF NEW YORK                     Suitability for Investors.........  4
90 Washington Street, 11th Floor         Investment Program................  4
New York, New York 10286                 Purchase of Shares................  7
                                         Redemption of Shares..............  7
TRANSFER AGENT                           Determination of Net Asset Value..  8
A I M FUND SERVICES, INC.                Dividends.........................  8
P.O. Box 4497                            Performance Information...........  8
Houston, Texas 77210-4497                Tax Matters.......................  9
                                         Management of the Company......... 10
                                         General Information............... 11
NO PERSON HAS BEEN AUTHORIZED TO         Appendix..........................A-1
GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN
THIS PROSPECTUS IN CONNECTION WITH
THE OFFERING MADE BY THIS
PROSPECTUS, AND IF GIVEN OR MADE,
SUCH INFORMATION OR REPRESENTA-
TIONS MUST NOT BE RELIED UPON AS
HAVING BEEN AUTHORIZED BY THE
COMPANY OR THE DISTRIBUTOR. THIS
PROSPECTUS DOES NOT CONSTITUTE AN
OFFER IN ANY JURISDICTION TO ANY
PERSON TO WHOM SUCH OFFERING MAY
NOT LAWFULLY BE MADE.

-----------------------------------       -------------------------------------
-----------------------------------       -------------------------------------

TAX-FREE
INVESTMENTS CO.

                                    PROSPECTUS
--------------------------------------------------------------------------------

CASH RESERVE                    The Personal Investment Class of the Cash
PORTFOLIO                      Reserve Portfolio of Tax-Free Investments Co.
PERSONAL                       (the "Company") is designed to be a convenient
INVESTMENT                     vehicle in which customers of banks, certain
CLASS                          broker-dealers and other institutions can invest
                               in a diversified, open-end money market fund
DECEMBER 18, 1998              which is exempt from federal income taxes.

                                Pursuant to this Prospectus, the Company offers
                               one class of shares which represents interests in the Cash Reserve Portfolio. Shares of five additional classes of the Cash Reserve Portfolio are offered pursuant to separate prospectuses.
                               The Cash Reserve Portfolio is a "money market fund," the investment objective of which is the generation of as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The Cash Reserve Portfolio attempts to maintain a constant net asset value of $1.00 per share. No assurance can be given that such a net asset value can be maintained.

                                This Prospectus relates solely to the Personal
                               Investment Class of the Cash Reserve Portfolio.


                                THESE SECURITIES HAVE NOT BEEN APPROVED OR
                               DISAPPROVED BY THE SECURITIES AND EXCHANGE
                               COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
                               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                               OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                               CONTRARY IS A CRIMINAL OFFENSE.

                                THIS PROSPECTUS SETS FORTH BASIC INFORMATION
                               THAT A PROSPECTIVE INVESTOR SHOULD KNOW ABOUT THE
                               COMPANY AND THE SHARES PRIOR TO INVESTING AND
                               SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
                               A STATEMENT OF ADDITIONAL INFORMATION DATED
                               DECEMBER 18, 1998 HAS BEEN FILED WITH THE
                               SECURITIES AND EXCHANGE COMMISSION (THE "SEC")
                               AND IS HEREBY INCORPORATED BY REFERENCE. FOR A
                               COPY OF THE STATEMENT OF ADDITIONAL INFORMATION,
                               WRITE TO FUND MANAGEMENT COMPANY AT 11 GREENWAY
                               PLAZA, SUITE 100, HOUSTON, TEXAS 77046-1173 OR
                               CALL (800) 877-4744. THE SEC MAINTAINS A WEB SITE
                               AT HTTP://WWW.SEC.GOV THAT CONTAINS THE STATEMENT
                               OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED
                               BY REFERENCE, AND OTHER INFORMATION REGARDING THE
                               COMPANY.

                                SHARES OF THE CASH RESERVE PORTFOLIO ARE NOT
                               DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
                               ENDORSED BY, ANY BANK, AND THE CASH RESERVE
                               PORTFOLIO'S SHARES ARE NOT FEDERALLY INSURED OR
                               GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL
                               DEPOSIT INSURANCE CORPORATION, THE FEDERAL
                               RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE
                               NO ASSURANCE THAT THE CASH RESERVE PORTFOLIO WILL
                               BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF
                               $1.00 PER SHARE. SHARES OF THE CASH RESERVE
[LOGO APPEARS HERE]            PORTFOLIO INVOLVE INVESTMENT RISKS, INCLUDING THE
Fund Management Company        POSSIBLE LOSS OF PRINCIPAL.

11 Greenway Plaza
Suite 100
Houston, TX 77046-1173

(800) 877-4744

                                    SUMMARY

THE COMPANY AND ITS INVESTMENT OBJECTIVE

  The Company is an open-end, diversified, series management investment company with one portfolio, the Cash Reserve Portfolio (the "Portfolio"). The Portfolio currently offers six classes of shares. They are the Cash Management Class, the Institutional Class, the Personal Investment Class, the Private Investment Class, the Reserve Class and the Resource Class. This Prospectus relates only to the Personal Investment Class (the "Class"). Shares of the other classes are offered pursuant to separate prospectuses.

  Shares of such Class represent an interest in the Portfolio. The investment objective of the Portfolio is the generation of as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The Portfolio attempts to maintain a constant net asset value of $1.00 per share. No assurance can be given that such a net asset value can be maintained.

  Because the Company declares dividends on a daily basis, shares of each class of the Portfolio are expected to have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally the expenses, such as the advisory fee, of the Portfolio as a whole. All six classes of the Portfolio share a common investment objective and portfolio of investments. However, different classes have different shareholder qualifications, and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.

INVESTORS IN THE COMPANY

  The Class is designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other institutions can invest in a diversified, open-end money market fund, the income from which is exempt from federal income taxes.

PURCHASE OF SHARES

  Shares of the Portfolio are sold at net asset value. The minimum initial investment in shares of the Class is $1,000. There is no minimum amount for subsequent investments. Payment for shares purchased must be in funds immediately available to the Company. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares for which redemption orders are received prior to 12:30 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

  The net income of the Portfolio is declared as a dividend daily to shareholders of record as of 3:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 4:00 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE

  The Company uses the amortized cost method of valuing the securities held by the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00; however, no assurance can be given that such a net asset value can be maintained. See "Net Asset Value."

INVESTMENT ADVISOR

  A I M Advisors, Inc. ("AIM") serves as the Company's investment advisor and receives a fee based on the Portfolio's average daily net assets. During the fiscal year ended March 31, 1998, the Company paid AIM advisory fees which represented 0.16% of the average net assets of the Portfolio. For the fiscal year ended March 31, 1998, AIM waived a portion of its fees from the Company with respect to the Portfolio. Had AIM not waived its fee, AIM would have received an amount from the Company pursuant to the Investment Advisory Agreement with respect to the Portfolio which represented 0.23% of the Portfolio's average daily net assets. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. See "Management of the Company--Investment Advisor." Under a Transfer Agency and Service Agreement,
A I M Fund Services, Inc. ("Transfer Agent"), AIM's wholly owned subsidiary and a registered transfer agent receives a fee for its provision of transfer agency, dividend distribution and disbursement and shareholder services to the Company. See "General Information--Transfer Agent and Custodian."

DISTRIBUTOR AND DISTRIBUTION PLAN

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to a Distribution Plan (the "Plan") adopted by the Company pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") with respect to the Class, the Company may pay up to 0.75% of the Portfolio's average net asset value attributable to the shares of the Class to FMC and/or to certain broker-dealers or other financial institutions. Of this amount, up to 0.25% may be for continuing personal services to shareholders provided by broker-dealers or institutions and the balance would be deemed an asset-based sales charge. See "Purchase of Shares" and "Distribution Plan."

SPECIAL CONSIDERATIONS

  The Portfolio may invest in repurchase agreements on a temporary basis or for defensive purposes. Accordingly, an investment in the shares of the Class may entail somewhat different risks from an investment in an investment company that does not engage in such investment practices. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Program."

  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest With Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

                           TABLE OF FEES AND EXPENSES

                                                                  PERSONAL
                                                                 INVESTMENT
                                                              CLASS OF THE CASH
                                                              RESERVE PORTFOLIO
                                                              -----------------
SHAREHOLDER TRANSACTION EXPENSES
 Maximum sales load imposed on purchases (as a percentage of
  offering price)............................................       None
 Maximum sales load on reinvested dividends (as a percentage
  of offering price).........................................       None
 Deferred sales load (as a percentage of original purchase
  price or redemption proceeds, as applicable)...............       None
 Redemption fees (as a percentage of amount redeemed, if
  applicable)................................................       None
 Exchange fees...............................................       None

ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
 Management fees*............................................       0.16%
 12b-1 Fees*.................................................       0.50%**
 Other expenses..............................................       0.04%
                                                                    ----
 Total fund operating expenses*..............................       0.70%
                                                                    ====

------

* After fee waivers. Had there been no fee waivers, Management fees, 12b-1 fees and Total fund operating expenses would be 0.23%, 0.75% and 1.02% , respectively. A beneficial holder of shares of the Class should also consider the effect of any account fees charged by the financial institution managing his or her account.

** It is possible that as a result of Rule 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under rules of the National Association of Securities Dealers, Inc. Given the Rule 12b-1 fee of the Class, however, it is estimated that it would take a substantial number of years for a shareholder to exceed such maximum front-end sales charges.

EXAMPLE

  An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                                   PERSONAL
                                                                  INVESTMENT
                                                               CLASS OF THE CASH
                                                               RESERVE PORTFOLIO
                                                               -----------------
   1 year.....................................................        $ 7
   3 years....................................................        $22

  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Company" below.) The "Total fund operating expenses" figure is based upon costs and the estimated size of the Class and fees to be charged for the current fiscal period. The "Other expenses" and "12b-1 fees" figures are based upon estimated costs and the estimated size of the Class and the Portfolio and estimated fees to be charged for the current fiscal period. Thus, actual expenses may be greater or less than such estimates. The Table of Fees and Expenses reflects a voluntary waiver of management fees and 12b-1 fees for the Class. Future waivers of fees (if any) may vary from the figures reflected in the Table of Fees and Expenses. To the extent any service providers assume expenses of the Class, such assumption of expenses will have the effect of lowering the Class's overall expense ratio and increasing its yield to investors.

  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown.

  The example shown in the above table is based on the amounts listed under "Annual Fund Operating Expenses." THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                           SUITABILITY FOR INVESTORS

  The Class is intended for use primarily by customers of banks, certain broker-dealers and other institutions who seek a convenient and economical vehicle in which to invest in an open-end, diversified money market fund, the income from which is exempt from federal income taxes. The minimum initial investment in shares of the Class is $1,000.

                               INVESTMENT PROGRAM

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is to generate as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. This objective will not be changed without the approval of a majority of the Portfolio's outstanding shares (within the meaning of the 1940 Act).

  There can be no assurance that the Portfolio will achieve its investment objective.

MUNICIPAL SECURITIES

  "Municipal Securities" include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses and the lending of such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. As used in this Prospectus and its related Statement of Additional Information, interest which is "tax-exempt" or "exempt from federal income taxes" means interest on Municipal Securities which is excluded from gross income for federal income tax purposes, and which does not give rise to a federal alternative minimum tax liability. See "Taxes" herein and "Tax Matters" in the Statement of Additional Information.

INVESTMENT POLICIES

  Except where noted, the investment policies stated below are not fundamental and may be changed by the Board of Directors of the Company without shareholder approval. Shareholders will be notified before any material change in the following investment policies becomes effective. Policies which are noted as fundamental may be changed only with the approval of a majority of the Portfolio's outstanding shares.

QUALITY STANDARDS

  The policies set forth below with respect to quality standards are fundamental and may be changed only with shareholder approval. The quality standards apply at the time of purchase of a security. Since the Portfolio invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolio and effect its share price. Information concerning the ratings criteria of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and certain other nationally recognized statistical ratings organizations ("NRSROs") appears in the Statement of Additional Information.

  The Portfolio will limit its purchases of Municipal Securities to those which are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. government securities.

MATURITIES

  The policies set forth below with respect to maturities are non-fundamental and may be changed without shareholder approval.

  Consistent with its objective of stability of principal, the Portfolio attempts to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds the per share net asset value of its shares in compliance with Rule 2a-7, as amended from time to time. Accordingly, the Portfolio invests only in Municipal Securities having remaining maturities of 397 days or less and maintains a dollar weighted average portfolio maturity of 90 days or less.

  The maturity of a security held by the Portfolio is determined in compliance with applicable rules and regulations. Certain securities bearing interest at rates that are adjusted prior to the stated maturity of the instrument or are subject to demand features or that are subject to repurchase agreements are deemed to have maturities shorter than their stated maturities.

VARIABLE OR FLOATING RATE INSTRUMENTS

  The Portfolio may invest in Municipal Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Such readjustment may be based either upon a predetermined standard, such as a bank prime rate or the U.S. Treasury bill rate, or upon prevailing market conditions. Variable or floating interest rates generally reduce changes in the market price of Municipal Securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed rate obligations.

  Many Municipal Securities with variable or floating interest rates purchased by the Portfolio are subject to payment of principal and accrued interest (usually within seven days) on the Portfolio's demand. The terms of such demand instruments require payment of principal and accrued interest from the issuer, a guarantor and/or a liquidity provider. Frequently such obligations include letters of credit or other credit support arrangements provided by financial institutions. All variable or floating rate instruments will meet the quality standards of the Portfolio. The Company's investment advisor will monitor the pricing, quality and liquidity of the variable or floating rate Municipal Securities held by the Portfolio.

SYNTHETIC MUNICIPAL INSTRUMENTS

  AIM believes that certain synthetic municipal instruments provide opportunities for mutual funds to invest in high credit quality securities providing attractive returns, even in market conditions where the supply of short-term tax-exempt instruments may be limited. Synthetic municipal instruments (sometimes referred to as "derivative municipal instruments") are securities the value of and return on which are derived from underlying securities. Synthetic municipal instruments comprise a large percentage of tax-exempt securities eligible for purchase by tax-exempt money market funds. The types of synthetic municipal instruments in which the Portfolio may invest involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Portfolio. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. Synthetic municipal instruments typically are created by a bank, broker-dealer or other financial institution ("Sponsor"). Typically, a portion of the interest paid on the Underlying Bonds which exceeds the interest paid to the certificate holders is paid to the Sponsor or other investors. For further information regarding specific types of synthetic municipal instruments in which the Portfolio may invest see the Statement of Additional Information.

  All such instruments must meet the minimum quality standards required for the Portfolio's investments and must present minimal credit risks. In selecting synthetic municipal instruments for the Portfolio, AIM considers the creditworthiness of the issuer of the Underlying Bonds, the Sponsor and the party providing certificate holders with a conditional right to sell their certificates at stated times and prices (a demand feature). Typically, a certificate holder cannot exercise the demand feature upon the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.

  The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the Internal Revenue Service has not issued a ruling addressing this issue. In the event the Internal Revenue Service issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Portfolio on certain synthetic municipal instruments would be deemed to be taxable. The Portfolio relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. The most significant of these restrictions provide that the Portfolio will not:

    (1) purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time; provided, however, that the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act and the rules and regulations promulgated thereunder (as such statute, rules and regulations are amended from time to time) or to the extent permitted by exemptive order or other similar relief; or

    (2) concentrate 25% or more of its total assets in the securities of issuers in a particular industry; provided, however, that securities issued or guaranteed by banks or subject to financial guaranty insurance are not subject to this limitation; and provided further, that securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and tax-exempt securities issued by state and local governments and their political subdivisions, are not included within this restriction.

  The foregoing restrictions are matters of fundamental policy and may not be changed without shareholder approval. A description of further investment restrictions applicable to the Portfolio that may not be changed without shareholder approval is contained in "Investment Program and Restrictions" section of the Statement of Additional Information.

  In pursuit of its objectives, the Portfolio will also adhere to the following non-fundamental investment policies, which may be altered by the Portfolio's Board of Directors without approval of holders of the Portfolio's voting securities:

    (1) the Portfolio will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days;

    (2) the Portfolio does not intend to purchase securities of an issuer if, after giving effect to such purchase, 25% or more of the value of the Portfolio's total assets would be invested in securities of one or more issuers conducting their principal activities in the same state. The Portfolio may invest 25% or more of its total assets in industrial development bonds; and

    (3) the Portfolio does not intend to purchase securities of an issuer if, after giving effect to such purchase, 25% or more of the value of the Portfolio's total assets would be invested in securities the interest on which is paid from revenues of projects with similar characteristics. This policy applies to industrial development bonds as well as other tax-exempt securities. This policy shall not apply, however, in the event such securities are subject to a guarantee. With respect to securities that are subject to a guarantee, the Portfolio does not intend to purchase any such security if, after giving effect to such purchase, 25% or more of its total assets would be invested in securities issued or guaranteed by entities in a particular industry. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to this policy.

OTHER CONSIDERATIONS

  The ability of the Portfolio to achieve its investment objectives depends upon the continuing ability of the issuers or guarantors of Municipal Securities held by the Portfolio to meet their obligations for the payment of interest and principal when due. Because the Portfolio invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. The securities in which the Portfolio invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value. The net asset value of the shares of the Class will normally remain constant at $1.00 per share (although there can be no assurance that such net asset value will not change).

                               PURCHASE OF SHARES

  The Company sells shares of the Class on a continuous basis at the net asset value of the shares next determined after the Company receives an order. The Company determines the net asset value of the Portfolio twice each Business Day at 12:30 and 3:00 p.m. Eastern time. A "Business Day" is any day on which member banks of the Federal Reserve Bank of New York and the Bank of New York are open for business. It is expected that these banks will be closed during the next twelve months on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr. Day, President's Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. The Company may change the time it determines the net asset value of the Portfolio and therefore the time for which purchase orders for shares of the Class must be submitted to and received by AFS for execution on the same day, on any Business Day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

  Shareholders should submit purchase orders to the Company's transfer agent, A I M Fund Services, Inc. ("AFS"). A purchase order is considered received (i) at the time the Bank of New York, the Portfolio's custodian bank, receives federal funds for the order, provided the Transfer Agent has received notice of the order, or (ii) at the time the Transfer Agent receives the order, provided the Company is assured of prompt payment. Prior to the initial purchase of shares of the Class, a shareholder must complete and send an Account Application to AFS at P.O. Box 4497, Houston, Texas 77210-4497. An investor must open a Company account through an Institution in accordance with procedures established by such Institution. An investor may make changes to the information provided in the Account Application by submitting such changes in writing to AFS or by completing and submitting to AFS a new account application.

  The minimum initial investment for the purchase of shares of the Class is $1,000. There is no minimum for any subsequent investments. A shareholder may make subsequent investments via AIM LINK(R) Remote, a personal computer application software product.

  The Company sells shares of the Class without any sales charge. Banks or other institutions, however, may charge record keeping, account maintenance or other fees to their customers. Beneficial owners of the Class should consult with such institutions to obtain a schedule of such fees.

  Shares of the Class are sold primarily to customers of banks, certain broker-dealers and other institutions (individually, "Institution," or collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in shares of the Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Class; providing periodic statements showing a client's account balance in shares of the Class; distribution of Company proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Company may reasonably request. Institutions will be required to certify to the Company that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  An Institution may have a "sweep" program under which a portion of a customer's account with such Institution may be automatically invested in the Class. An investor who proposes to open a Company account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. A statement with regard to the customer's investment in the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the client promptly upon request. In addition, each customer is sent proxies, periodic reports and other information from the Institution with regard to the customer's shares of the Class. The customer's shares of the Class are fully assignable and subject to encumbrance by the customer.

  An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Company and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Class directly, except through reinvestment of dividends and distributions.

  All agreements which relate to a customer's account with an Institution are with the Institution.

  An order for the purchase of shares of the Class is placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Transfer Agent. The Portfolio is normally required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Class purchased by Institutions on behalf of their clients must be in federal funds. If an investor's order to purchase shares of the Class is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to AFS.

  The Company reserves the right to reject any purchase order and to withdraw all or any part of the offering made by this Prospectus. The Company will promptly return to an investor any funds it receives with respect to an order that the Company has not accepted or has not received.

  Any request for correction to a transaction of Portfolio shares must be submitted in writing to the Transfer Agent. The Transfer Agent reserves the right to reject any such request. When a correction results in a dividend adjustment, the Institution must agree in writing to reimburse the Portfolio for any loss resulting from the correction. Failure to deliver purchase proceeds on the requested settlement date may result in a claim against the institution for an amount equal to the overdraft charge incurred by the Portfolio.

                              REDEMPTION OF SHARES

  Shareholders may redeem any or all of their shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Company. Redemption requests with respect to the Class may also be made via AIM LINK(R) Remote. Normally, the net asset value per share of the Portfolio will remain constant at $1.00 per share. See "Net Asset Value" below. Redemption requests with respect to shares of the Class are normally made through a customer's Institution.

  Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If AFS receives a redemption request on a Business Day prior to the 12:30 p.m. Eastern time net asset value determination, the redemption will be effected at the net asset value of the Portfolio determined as of 12:30 p.m. Eastern time and the Company will normally wire redemption proceeds on that day. A redemption request received by AFS between 12:30 p.m. Eastern time and 3:00 p.m. Eastern time will be effected at the net asset value of the Portfolio determined as of 3:00 p.m. Eastern time and proceeds will normally be wired on the next Business Day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. If AFS receives a redemption request on a Business Day after 3:00 p.m. Eastern time, the redemption will be effected at the net asset value of the Portfolio determined as of 12:30 p.m. Eastern time on the next Business Day of such Portfolio, and the Company will normally wire redemption proceeds on such next Business Day. The Company may change the time it determines net asset value of the Class under the circumstances described above in "Purchase of Shares." Any such change may affect the processing of redemption requests.

  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Company. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Portfolio or AFS.

  Shareholders may request a redemption by telephone. Neither the Transfer Agent nor FMC will be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the account application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmation promptly after the transaction.

  Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The Company may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Company's best interest to do so.

  The shares of the Class are not redeemable at the option of the Company unless the Board of Directors of the Company determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Company.

  Any request for correction to a redemption transaction of Portfolio shares must be submitted in writing to the Transfer Agent as described above in "Purchase of Shares."

                                   DIVIDENDS

  The Company declares a dividend from net investment income (not including any net short-term capital gains) earned by the Portfolio on each Business Day of the Company. Dividends are paid to settled shareholders of the Company as of 3:00 p.m. Eastern time on such Business Day. Shareholders whose purchase orders have been received by the Company prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any Business Day are settled and eligible to receive dividends on that Business Day. The dividend declared on any day preceding on a non-Business Day of the Portfolio will include the income accrued on such non-Business Day. Dividends will be paid monthly. Net realized capital gains (including net short-term gains) are generally distributed annually. The Portfolio does not expect to realize any long-term capital gains and losses. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value thereof. Such election, or any revocation thereof, must be made in writing and sent by the Institution to AFS at P.O. Box 4497, Houston, Texas 77210-4497. Such election or revocation will be effective with dividends paid after it is received by AFS.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first Business Day of the following month. If a shareholder redeems all the shares in his account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

  The dividend accrued and paid for each class of the Portfolio will consist of: (a) interest accrued and original issue discount earned less amortization of premiums if any, for the Portfolio, the allocation of which is based upon each such class's pro rata share of the total shares outstanding, less (b) Company expenses accrued for the applicable dividend period, such as custodian fees and accounting expenses, based upon each such class's pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to each class that are accrued for the applicable dividend period, such as distribution expenses, if any.

  The Company uses its best efforts to maintain the net asset value per share of the Portfolio at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Company incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Company's Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances the Board of Directors might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which shares of the Class were held and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

  The Portfolio has qualified and intends to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Portfolio qualifies for this tax treatment, it will not be subject to federal income taxes on amounts distributed to shareholders.

  Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Portfolio in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Portfolio may be subject to state income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of the shareholder and may have other collateral federal income tax consequences. The Portfolio intends to avoid investment in those Municipal Securities where the interest thereon will constitute an item of tax preference, and therefore which could give rise to a federal alternative minimum tax liability. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statement of Additional Information.

  The Portfolio may pay dividends to shareholders which are taxable, but will endeavor to avoid investments which would result in taxable dividends. Unless otherwise required by Treasury regulations, the percentage of dividends which constitutes exempt-interest dividends, and the percentage thereof (if any) which constitutes an item of tax preference, will be determined annually and will be applied uniformly to all dividends declared during that year. These percentages may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional shares. Distributions of net long-term capital gains will be taxable as long-term capital gains (capital gain dividends), whether received in cash or additional shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Portfolio to pay exempt-interest dividends would be adversely affected.

  Shareholders will be advised annually as to the federal income tax status of distributions made during the year. Shareholders are advised to consult with their tax advisors concerning the impact of the Code on their investments in the Portfolio, and concerning the application of state, local and foreign taxes to investments in the Portfolio, which may differ significantly from the federal income tax consequences described above.

  Foreign persons who file a United States tax return for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or AFS.

                     DETERMINATION OF NET ASSET VALUE

  The Company determines the net asset value of its shares as of 12:30 p.m. and 3:00 p.m. Eastern time on each Business Day. Net asset value is calculated by subtracting the Portfolio's liabilities from its total assets and by dividing the result by the total number of shares outstanding in the Portfolio, and rounding such per share net asset value to the nearest whole cent. The determination of the Portfolio's net asset value is made in accordance with generally accepted accounting principles. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not yet received.

  Securities held by the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio computed as described in "Purchases and Redemptions--Yield Information" in the Statement of Additional Information may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

  Yield information for the shares of the Class can be obtained by calling the Company at (800) 877-4744. Yields will vary from time to time and past results are not necessarily indicative of future results. Accordingly, the yield information for the shares of the Class may not provide a basis for comparison with investments which pay fixed rates of interest for a stated period of time, with other investments or with investment companies which use a different method of calculating performance. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Classes and the Portfolio. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. THESE FACTORS SHOULD BE CAREFULLY CONSIDERED BY THE INVESTOR BEFORE MAKING AN INVESTMENT IN THE PORTFOLIO.

  Comparative performance information using data from the industry publications may be used from time to time in advertising or marketing the shares of the Class.

  The yield of the Class calculated as described below, will fluctuate from day to day. Calculations of yield will take into account the total income received by the Portfolio, including taxable income, if any; however, the Portfolio intends to invest its assets so that one hundred percent (100%) of its annual interest income will be tax-exempt. To the extent that different classes of shares bear different expenses, the yield of such classes can be expected to vary. To the extent that Institutions charge fees in connection with services provided in conjunction with the Portfolio, the yield will be lower for those beneficial owners paying such fees.

  From time to time and in its discretion, AIM or its subsidiaries may waive all or a portion of advisory or distribution fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

  The current yield, effective yield (which assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized current yield for the period) and tax equivalent yield for the Class are calculated according to a formula prescribed by the SEC. See "Performance Information" in the Statement of Additional Information.

                            REPORTS TO SHAREHOLDERS

  The Company furnishes shareholders with semi-annual reports containing information about the Company and its operations, including a list of the investments held in the Portfolio's financial statements. The annual financial statements are audited by the Company's independent auditors. The Board of Directors has selected KPMG Peat Marwick LLP, 700 Louisiana, Houston, Texas 77002, as the Company's independent auditors to audit the Company's financial statements and review the Portfolio's tax returns.

                           MANAGEMENT OF THE COMPANY

BOARD OF DIRECTORS

  The overall management of the business and affairs of the Company is vested with its Board of Directors. The Board of Directors approves all significant agreements between the Company, on behalf of the Portfolio, and persons or companies furnishing services to the Company, including agreements with the Company's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Company are delegated to the Company's officers and to AIM, subject always to the objective and policies of the Company and to the general supervision of the Company's Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. AIM Management is a holding company engaged in the financial services business and is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail fund businesses in the United States, Europe and the Pacific Region. Information concerning the Board of Directors may be found in the Statement of Additional Information.

  For a discussion of AIM Management and its subsidiaries' Year 2000 Compliance Project, see "General Information--Year 2000 Compliance Project."

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement (the "Agreement"). AIM was organized in 1976 and, together with its subsidiaries, advises, manages or administers over 90 investment company portfolios encompassing a broad range of investment objectives. Pursuant to the terms of the Agreement, AIM manages the investment of the Portfolio's assets. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio. AIM shall not be liable to the Company or to its shareholders except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Certain directors and officers of AIM are also directors or executive officers of the Company.

  Pursuant to the Agreement, AIM is paid a fee from the Company with respect to the Portfolio calculated at the annual rate of 0.25% of the first $500 million of the Portfolio's average daily net assets plus 0.20% of such Portfolio's average daily net assets in excess of $500 million.

  For the fiscal year ended March 31, 1998, AIM was paid fees from the Company with respect to the Portfolio which represented 0.16% of the Portfolio's average net assets. For the fiscal year ended March 31, 1998, AIM waived a portion of its fees from the Company with respect to the Portfolio. Had AIM not waived its fee, AIM would have received an amount from the Company pursuant to the Agreement with respect to the Portfolio which represented 0.23% of the Portfolio's average daily net assets.

  The Company pays or causes to be paid all expenses of the Company which are not borne by its distributor or AIM. See the Statement of Additional Information for a detailed description of these other charges.

ADMINISTRATIVE SERVICES

  The Company has entered into a Master Administrative Services Agreement with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Company and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.

DISTRIBUTOR

  The Company has entered into a distribution agreement (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. Certain directors and officers of the Company are affiliated with FMC and AIM Management. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Company either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.

  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to financial institutions who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain Institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed

0.05% of the net asset value of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares in the Class or the amount received as proceeds from such sales. Sales of shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Company has adopted the Plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Class. The Plan provides that the Company may incur expenses in connection with the distribution of the shares of the Class of up to 0.75% on an annualized basis of the average daily net assets of the shares of the Class. Such amounts may be expended when and if authorized by the Board of Directors and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature, costs of administering the Plan and payment of service fees to certain Institutions.

  The Plan provides for payment of a service fee to Institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class, in amounts of up to 0.25% of the average net assets of the Class attributable to the Institutions. Payments to dealers and other financial institutions in excess of such amount and payments retained by FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Company to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Company will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  FMC is a wholly owned subsidiary of AIM, an indirect wholly owned subsidiary of AMVESCAP PLC. Both Charles T. Bauer, a Director and Chairman of the Company and Robert H. Graham, a Director and President of the Company, own shares of AMVESCAP PLC.

  The Plan requires the officers of the Company to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors will review these reports in connection with their decisions with respect to the Plan.

  As required by Rule 12b-1 under the 1940 Act, the Plan has been approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors"). In approving the Plan in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Company and the holders of the shares of the Class.

  The Plan, unless sooner terminated in accordance with its terms, shall continue in effect from year to year as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.

  The Plan may be terminated by a vote of a majority of the Qualified Directors, or by a vote of a majority of the holders of the outstanding voting securities of the Class. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval. Otherwise, the Plan may be amended by the Board of Directors, including a majority of the Qualified Directors, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

PORTFOLIO TRANSACTIONS

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. In the event the Portfolio purchases securities traded over-the-counter, the Portfolio deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the execution and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with clients other than the Portfolio. Similarly, research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

FEE WAIVERS

  In order to increase the yield to investors, AIM or its subsidiaries may from time to time waive or reduce its advisory fees while retaining the right to be reimbursed for such fees prior to the end of each fiscal year. Fee waivers or reductions, other than those set forth in the Agreement, may be rescinded at any time without further notice to investors. AIM has agreed, however, to provide the Board of Directors with 60 days' notice prior to terminating the current voluntary fee waiver described below.

  For the year ended March 31, 1998, AIM reduced its fees from the Portfolio by $683,910.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

  The Company was originally incorporated in Maryland on January 24, 1977, but had no operations prior to March 21, 1983. Effective August 30, 1985, the Company was reorganized as a Massachusetts business trust and, effective May 1, 1992, it was reorganized as a Maryland corporation. The Company currently offers shares of one portfolio, the Portfolio, which has six classes. All shares of the Company have equal rights with respect to voting, except that the holders of shares of a particular class will have the exclusive right to vote on matters pertaining solely to that class. For example, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. In the event of liquidation or termination of the Company, holders of shares of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the Portfolio, less (b) the liabilities of the Company attributable to the respective class of the Portfolio allocated among the six classes thereof based on the respective liquidation value of the class. Fractional shares of the Class have the same rights as full shares to the extent of their proportionate interest.

  There will not normally be annual shareholders' meetings. Shareholders may remove directors from office by votes cast at a meeting of shareholders or by written consent, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Company's outstanding shares.

  There are no preemptive or conversion rights applicable to any of the Company's shares. The Company's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional classes or series of the Company without shareholder approval.

  As of October 30, 1998, The Bank of New York, was the owner of record of 36.45% of the outstanding shares of the Portfolio, and Cullen/Frost Discount Brokers was the owner of record of 27.84% of the outstanding shares of the Portfolio. Therefore, each could be deemed to "control" the Portfolio, as the term is defined in the 1940 Act.

TRANSFER AGENT AND CUSTODIAN

  A I M Fund Services, Inc., P.O. Box 4497, Houston, Texas 77210-4497, acts as transfer agent for the shares of the Class offered pursuant to this Prospectus. The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the Portfolio's securities and cash.

LEGAL MATTERS

  The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania, serves as counsel to the Company, and passes upon certain legal matters for the Company.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to an investor's Institution, or to the Company at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or may be made by calling (800) 877-4744.

YEAR 2000 COMPLIANCE PROJECT

  In providing services to the Company, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers provide the Company and its shareholders.

  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely (i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that AIM Management and its subsidiaries will not otherwise be adversely affected by the year 2000 issue.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Company and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

-------------------------------------  -----------------------------------------
-------------------------------------  -----------------------------------------
                                                    PROSPECTUS
TAX-FREE INVESTMENTS CO. (TFIC)
11 Greenway Plaza, Suite 100                      December 18, 1998
Houston, Texas 77046-1173
(800) 877-7745                                        TAX-FREE
                                                   INVESTMENTS CO.
                                                       (TFIC)

                                                    ------------
INVESTMENT ADVISOR
A I M ADVISORS, INC.                           CASH RESERVE PORTFOLIO
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173                           ------------
(713) 626-1919
                                              PERSONAL INVESTMENT CLASS

                                                  TABLE OF CONTENTS


DISTRIBUTOR
FUND MANAGEMENT COMPANY                                                  PAGE
11 Greenway Plaza, Suite 100                                             ----
Houston, Texas 77046-1173
(800) 877-4744                         Summary...........................  2
                                       Table of Fees and Expenses........  4
                                       Suitability For Investors.........  5
                                       Investment Program................  5
                                       Purchase of Shares................  8
                                       Redemption of Shares..............  9
                                       Dividends.........................  9
AUDITORS                               Taxes............................. 10
KPMG PEAT MARWICK LLP                  Determination of Net Asset Value.. 11
700 Louisiana                          Yield Information................. 11
Houston, Texas 77002                   Reports to Shareholders........... 11
                                       Management of the Company......... 12
                                       General Information............... 14

CUSTODIAN
THE BANK OF NEW YORK
90 Washington Street, 11th Floor
New York, New York 10286

TRANSFER AGENT
A I M FUND SERVICES, INC.
P.O. Box 4497
Houston, Texas 77210-4497

 NO PERSON HAS BEEN AUTHORIZED TO GIVE
ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS
PROSPECTUS IN CONNECTION WITH THE
OFFERING MADE BY THIS PROSPECTUS, AND
IF GIVEN OR MADE, SUCH INFORMATION OR
REPRESENTATIONS MUST NOT BE RELIED
UPON AS HAVING BEEN AUTHORIZED BY THE
COMPANY OR THE DISTRIBUTOR. THIS
PROSPECTUS DOES NOT CONSTITUTE AN
OFFER IN ANY JURISDICTION TO ANY
PERSON TO WHOM SUCH OFFERING MAY NOT
LAWFULLY BE MADE.

-------------------------------------  -----------------------------------------
-------------------------------------  -----------------------------------------

TAX-FREE
INVESTMENTS CO.

                                  PROSPECTUS
------------------------------------------------------------------
CASH RESERVE                    The Reserve Class of the Cash Reserve Portfolio
PORTFOLIO                      of Tax-Free Investments Co. (the "Company") is
                               designed to be a convenient vehicle in which
RESERVE CLASS                  customers of banks, certain broker-dealers and
                               other institutions can invest in a diversified,
DECEMBER 18, 1998              open-end money market fund which is exempt from
                               federal income taxes.

                                Pursuant to this Prospectus, the Company offers
                               one class of shares which represents interests in the Cash Reserve Portfolio. Shares of five additional classes of the Cash Reserve Portfolio are offered pursuant to separate prospectuses.
                               The Cash Reserve Portfolio is a "money market fund," the investment objective of which is the generation of as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The Cash Reserve Portfolio attempts to maintain a constant net asset value of $1.00 per share. No assurance can be given that such a net asset value can be maintained.

                                This Prospectus relates solely to the Reserve
                               Class of the Cash Reserve Portfolio.

                                THESE SECURITIES HAVE NOT BEEN APPROVED OR
                               DISAPPROVED BY THE SECURITIES AND EXCHANGE
                               COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
                               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                               OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                               CONTRARY IS A CRIMINAL OFFENSE.

                                THIS PROSPECTUS SETS FORTH BASIC INFORMATION
                               THAT A PROSPECTIVE INVESTOR SHOULD KNOW ABOUT THE
                               COMPANY AND THE SHARES PRIOR TO INVESTING AND
                               SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
                               A STATEMENT OF ADDITIONAL INFORMATION DATED
                               DECEMBER 18, 1998 HAS BEEN FILED WITH THE
                               SECURITIES AND EXCHANGE COMMISSION (THE "SEC")
                               AND IS HEREBY INCORPORATED BY REFERENCE. FOR A
                               COPY OF THE STATEMENT OF ADDITIONAL INFORMATION,
                               WRITE TO FUND MANAGEMENT COMPANY AT 11 GREENWAY
                               PLAZA, SUITE 100, HOUSTON, TEXAS 77046-1173 OR
                               CALL (800) 467-8792. THE SEC MAINTAINS A WEB SITE
                               AT HTTP://WWW.SEC.GOV THAT CONTAINS THE STATEMENT
                               OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED
                               BY REFERENCE, AND OTHER INFORMATION REGARDING THE
                               COMPANY.

                                SHARES OF THE CASH RESERVE PORTFOLIO ARE NOT
                               DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
                               ENDORSED BY, ANY BANK, AND THE CASH RESERVE
                               PORTFOLIO'S SHARES ARE NOT FEDERALLY INSURED OR
                               GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL
                               DEPOSIT INSURANCE CORPORATION, THE FEDERAL
                               RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE
                               NO ASSURANCE THAT THE CASH RESERVE PORTFOLIO WILL
                               BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF
                               $1.00 PER SHARE. SHARES OF THE CASH RESERVE
[LOGO APPEARS HERE]            PORTFOLIO INVOLVE INVESTMENT RISKS, INCLUDING THE
Fund Management Company        POSSIBLE LOSS OF PRINCIPAL.

11 Greenway Plaza
Suite 100
Houston, TX 77046-1173
(800) 467-8792

                                    SUMMARY

THE COMPANY AND ITS INVESTMENT OBJECTIVE

  The Company is an open-end, diversified, series management investment company with one portfolio, the Cash Reserve Portfolio (the "Portfolio"). The Portfolio currently offers six classes of shares. They are the Cash Management Class, the Institutional Class, the Personal Investment Class, the Private Investment Class, the Reserve Class and the Resource Class. This Prospectus relates only to the Reserve Class (the "Class"). Shares of the other classes are offered pursuant to separate prospectuses.

  Shares of such Class represent an interest in the Portfolio. The investment objective of the Portfolio is the generation of as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The Portfolio attempts to maintain a constant net asset value of $1.00 per share. No assurance can be given that such a net asset value can be maintained.

  Because the Company declares dividends on a daily basis, shares of each class of the Portfolio are expected to have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally the expenses, such as the advisory fee, of the Portfolio as a whole. All six classes of the Portfolio share a common investment objective and portfolio of investments. However, different classes have different shareholder qualifications, and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.

INVESTORS IN THE COMPANY

  The Class is designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other institutions can invest in a diversified, open-end money market fund, the income from which is exempt from federal income taxes.

PURCHASE OF SHARES

  Shares of the Portfolio are sold at net asset value. The minimum initial investment in shares of the Class is $1,000. There is no minimum amount for subsequent investments. Payment for shares purchased must be in funds immediately available to the Company. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares for which redemption orders are received prior to 12:30 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

  The net income of the Portfolio is declared as a dividend daily to shareholders of record as of 3:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 4:00 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE

  The Company uses the amortized cost method of valuing the securities held by the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00; however, no assurance can be given that such a net asset value can be maintained. See "Net Asset Value."

INVESTMENT ADVISOR

  A I M Advisors, Inc. ("AIM") serves as the Company's investment advisor and receives a fee based on the Portfolio's average daily net assets. During the fiscal year ended March 31, 1998, the Company paid AIM advisory fees which represented 0.16% of the average net assets of the Portfolio. For the fiscal year ended March 31, 1998, AIM waived a portion of its fees from the Company with respect to the Portfolio. Had AIM not waived its fee, AIM would have received an amount from the Company pursuant to the Investment Advisory Agreement with respect to the Portfolio which represented 0.23% of the

Portfolio's average daily net assets. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. See "Management of the Company--Investment Advisor." Under a Transfer Agency and Service Agreement,
A I M Fund Services, Inc. ("Transfer Agent"), AIM's wholly owned subsidiary and a registered transfer agent receives a fee for its provision of transfer agency, dividend distribution and disbursement and shareholder services to the Company. See "General Information--Transfer Agent and Custodian."

DISTRIBUTOR AND DISTRIBUTION PLAN

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to a Distribution Plan (the "Plan") adopted by the Company pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") with respect to the Class, the Company may pay up to 1.00% of the Portfolio's average net asset value attributable to the shares of the Class to FMC and/or to certain broker-dealers or other financial institutions. Of this amount, up to 0.25% may be for continuing personal services to shareholders provided by broker-dealers or institutions and the balance would be deemed an asset-based sales charge. See "Purchase of Shares" and "Distribution Plan."

SPECIAL CONSIDERATIONS

  The Portfolio may invest in repurchase agreements on a temporary basis or for defensive purposes. Accordingly, an investment in the shares of the Class may entail somewhat different risks from an investment in an investment company that does not engage in such investment practices. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Program."

  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest With Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

                           TABLE OF FEES AND EXPENSES

                                                                   RESERVE
                                                              CLASS OF THE CASH
                                                              RESERVE PORTFOLIO
                                                              -----------------
SHAREHOLDER TRANSACTION EXPENSES
 Maximum sales load imposed on purchases (as a percentage of
  offering price)............................................       None
 Maximum sales load on reinvested dividends (as a percentage
  of offering price).........................................       None
 Deferred sales load (as a percentage of original purchase
  price or redemption proceeds, as applicable)...............       None
 Redemption fees (as a percentage of amount redeemed, if
  applicable)................................................       None
 Exchange fees...............................................       None

ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
 Management fees*............................................       0.16%
 12b-1 Fees*.................................................       0.80%**
 Other expenses..............................................       0.04%
                                                                    ----
 Total fund operating expenses*..............................       1.00%
                                                                    ====

------

* After fee waivers. Had there been no fee waivers, Management fees, 12b-1 fees and Total fund operating expenses would be 0.23%, 1.00% and 1.27%, respectively. A beneficial holder of shares of the Class should also consider the effect of any account fees charged by the financial institution managing his or her account.

** It is possible that as a result of Rule 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under rules of the National Association of Securities Dealers, Inc. Given the Rule 12b-1 fee of the Class, however, it is estimated that it would take a substantial number of years for a shareholder to exceed such maximum front-end sales charges.

EXAMPLE

  An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                                    RESERVE
                                                               CLASS OF THE CASH
                                                               RESERVE PORTFOLIO
                                                               -----------------
   1 year.....................................................        $10
   3 years....................................................        $32

  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Company" below.) The "Total fund operating expenses" figure is based upon costs and the estimated size of the Class and fees to be charged for the current fiscal period. The "Other expenses" and "12b-1" fees figures are based upon estimated costs and the estimated size of the Class and the Portfolio and estimated fees to be charged for the current fiscal period. Thus, actual expenses may be greater or less than such estimates. The Table of Fees and Expenses reflects a voluntary waiver of management fees and 12b-1 fees for the Class. Future waivers of fees (if any) may vary from the figures reflected in the Table of Fees and Expenses. To the extent any service providers assume expenses of the Class, such assumption of expenses will have the effect of lowering the Class's overall expenses ration and increasing its yield to investors.

  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown.

  The example shown in the above table is based on the amounts listed under "Annual Fund Operating Expenses." THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                           SUITABILITY FOR INVESTORS

  The Class is intended for use primarily by customers of banks, certain broker-dealers and other institutions who seek a convenient and economical vehicle in which to invest in an open-end, diversified money market fund, the income from which is exempt from federal income taxes. The minimum initial investment in shares of the Class is $1,000.

                               INVESTMENT PROGRAM

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is to generate as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. This objective will not be changed without the approval of a majority of the Portfolio's outstanding shares (within the meaning of the 1940 Act).

  There can be no assurance that the Portfolio will achieve its investment objective.

MUNICIPAL SECURITIES

  "Municipal Securities" include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses and the lending of such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. As used in this Prospectus and its related Statement of Additional Information, interest which is "tax-exempt" or "exempt from federal income taxes" means interest on Municipal Securities which is excluded from gross income for federal income tax purposes, and which does not give rise to a federal alternative minimum tax liability. See "Taxes" herein and "Tax Matters" in the Statement of Additional Information.

INVESTMENT POLICIES

  Except where noted, the investment policies stated below are not fundamental and may be changed by the Board of Directors of the Company without shareholder approval. Shareholders will be notified before any material change in the following investment policies becomes effective. Policies which are noted as fundamental may be changed only with the approval of a majority of the Portfolio's outstanding shares.

QUALITY STANDARDS

  The policies set forth below with respect to quality standards are fundamental and may be changed only with shareholder approval. The quality standards apply at the time of purchase of a security. Since the Portfolio invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolio and effect its share price. Information concerning the ratings criteria of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and certain other nationally recognized statistical ratings organizations ("NRSROs") appears in the Statement of Additional Information.

  The Portfolio will limit its purchases of Municipal Securities to those which are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. government securities.

MATURITIES

  The policies set forth below with respect to maturities are non-fundamental and may be changed without shareholder approval.

  Consistent with its objective of stability of principal, the Portfolio attempts to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds the per share net asset value of its shares in compliance with Rule 2a-7, as amended from time to time. Accordingly, the Portfolio invests only in Municipal Securities having remaining maturities of 397 days or less and maintains a dollar weighted average portfolio maturity of 90 days or less.

  The maturity of a security held by the Portfolio is determined in compliance with applicable rules and regulations. Certain securities bearing interest at rates that are adjusted prior to the stated maturity of the instrument or are subject to demand features or that are subject to repurchase agreements are deemed to have maturities shorter than their stated maturities.

VARIABLE OR FLOATING RATE INSTRUMENTS

  The Portfolio may invest in Municipal Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Such readjustment may be based either upon a predetermined standard, such as a bank prime rate or the U.S. Treasury bill rate, or upon prevailing market conditions. Variable or floating interest rates generally reduce changes in the market price of Municipal Securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed rate obligations.

  Many Municipal Securities with variable or floating interest rates purchased by the Portfolio are subject to payment of principal and accrued interest (usually within seven days) on the Portfolio's demand. The terms of such demand instruments require payment of principal and accrued interest from the issuer, a guarantor and/or a liquidity provider. Frequently such obligations include letters of credit or other credit support arrangements provided by financial institutions. All variable or floating rate instruments will meet the quality standards of the Portfolio. The Company's investment advisor will monitor the pricing, quality and liquidity of the variable or floating rate Municipal Securities held by the Portfolio.

SYNTHETIC MUNICIPAL INSTRUMENTS

  AIM believes that certain synthetic municipal instruments provide opportunities for mutual funds to invest in high credit quality securities providing attractive returns, even in market conditions where the supply of short-term tax-exempt instruments may be limited. Synthetic municipal instruments (sometimes referred to as "derivative municipal instruments") are securities the value of and return on which are derived from underlying securities. Synthetic municipal instruments comprise a large percentage of tax-exempt securities eligible for purchase by tax-exempt money market funds. The types of synthetic municipal instruments in which the Portfolio may invest involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Portfolio. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. Synthetic municipal instruments typically are created by a bank, broker-dealer or other financial institution ("Sponsor"). Typically, a portion of the interest paid on the Underlying Bonds which exceeds the interest paid to the certificate holders is paid to the Sponsor or other investors. For further information regarding specific types of synthetic municipal instruments in which the Portfolio may invest see the Statement of Additional Information.

  All such instruments must meet the minimum quality standards required for the Portfolio's investments and must present minimal credit risks. In selecting synthetic municipal instruments for the Portfolio, AIM considers the creditworthiness of the issuer of the Underlying Bonds, the Sponsor and the party providing certificate holders with a conditional right to sell their certificates at stated times and prices (a demand feature). Typically, a certificate holder cannot exercise the demand feature upon the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.

  The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the Internal Revenue Service has not issued a ruling addressing this issue. In the event the Internal Revenue Service issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Portfolio on certain synthetic municipal instruments would be deemed to be taxable. The Portfolio relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. The most significant of these restrictions provide that the Portfolio will not:

    (1) purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time; provided, however, that the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act and the rules and regulations promulgated thereunder (as such statute, rules and regulations are amended from time to time) or to the extent permitted by exemptive order or other similar relief; or

    (2) concentrate 25% or more of its total assets in the securities of issuers in a particular industry; provided, however, that securities issued or guaranteed by banks or subject to financial guaranty insurance are not subject to this limitation; and provided further, that securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and tax-exempt securities issued by state and local governments and their political subdivisions, are not included within this restriction.

  The foregoing restrictions are matters of fundamental policy and may not be changed without shareholder approval. A description of further investment restrictions applicable to the Portfolio that may not be changed without shareholder approval is contained in "Investment Program and Restrictions" section of the Statement of Additional Information.

  In pursuit of its objectives, the Portfolio will also adhere to the following non-fundamental investment policies, which may be altered by the Portfolio's Board of Directors without approval of holders of the Portfolio's voting securities:

    (1) the Portfolio will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days;

    (2) the Portfolio does not intend to purchase securities of an issuer if, after giving effect to such purchase, 25% or more of the value of the Portfolio's total assets would be invested in securities of one or more issuers conducting their principal activities in the same state. The Portfolio may invest 25% or more of its total assets in industrial development bonds; and

    (3) the Portfolio does not intend to purchase securities of an issuer if, after giving effect to such purchase, 25% or more of the value of the Portfolio's total assets would be invested in securities the interest on which is paid from revenues of projects with similar characteristics. This policy applies to industrial development bonds as well as other tax-exempt securities. This policy shall not apply, however, in the event such securities are subject to a guarantee. With respect to securities that are subject to a guarantee, the Portfolio does not intend to purchase any such security if, after giving effect to such purchase, 25% or more of its total assets would be invested in securities issued or guaranteed by entities in a particular industry. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to this policy.

OTHER CONSIDERATIONS

  The ability of the Portfolio to achieve its investment objectives depends upon the continuing ability of the issuers or guarantors of Municipal Securities held by the Portfolio to meet their obligations for the payment of interest and principal when due. Because the Portfolio invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. The securities in which the Portfolio invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value. The net asset value of the shares of the Class will normally remain constant at $1.00 per share (although there can be no assurance that such net asset value will not change).

                               PURCHASE OF SHARES

  The Company sells shares of the Class on a continuous basis at the net asset value of the shares next determined after the Company receives an order. The Company determines the net asset value of the Portfolio twice each Business Day at 12:30 and 3:00 p.m. Eastern time. A "Business Day" is any day on which member banks of the Federal Reserve Bank of New York and the Bank of New York are open for business. It is expected that these banks will be closed during the next twelve months on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr. Day, President's Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. The Company may change the time it determines the net asset value of the Portfolio and therefore the time for which purchase orders for shares of the Class must be submitted to and received by AFS for execution on the same day, on any Business Day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

  Shareholders should submit purchase orders to the Company's transfer agent, A I M Fund Services, Inc. ("AFS"). A purchase order is considered received (i) at the time the Bank of New York, the Portfolio's custodian bank, receives federal funds for the order, provided the Transfer Agent has received notice of the order, or (ii) at the time the Transfer Agent receives the order, provided the Company is assured of prompt payment. Prior to the initial purchase of shares of the Class, a shareholder must complete and send an Account Application to AFS at P.O. Box 4497, Houston, Texas 77210-4497. An investor must open a Company account through an Institution in accordance with procedures established by such Institution. An investor may make changes to the information provided in the Account Application by submitting such changes in writing to AFS or by completing and submitting to AFS a new account application.

  The minimum initial investment for the purchase of shares of the Class is $1,000. There is no minimum for any subsequent investments. A shareholder may make subsequent investments via AIM LINK(R) Remote, a personal computer application software product.

  The Company sells shares of the Class without any sales charge. Banks or other institutions, however, may charge record keeping, account maintenance or other fees to their customers. Beneficial owners of the Class should consult with such institutions to obtain a schedule of such fees.

  Shares of the Class are sold primarily to customers of banks, certain broker-dealers and other institutions (individually, "Institution," or collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in shares of the Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Class; providing periodic statements showing a client's account balance in shares of the Class; distribution of Company proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Company may reasonably request. Institutions will be required to certify to the Company that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  An Institution may have a "sweep" program under which a portion of a customer's account with such Institution may be automatically invested in the Class. An investor who proposes to open a Company account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. A statement with regard to the customer's investment in the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the client promptly upon request. In addition, each customer is sent proxies, periodic reports and other information from the Institution with regard to the customer's shares of the Class. The customer's shares of the Class are fully assignable and subject to encumbrance by the customer.

  An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Company and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Class directly, except through reinvestment of dividends and distributions.

  All agreements which relate to a customer's account with an Institution are with the Institution.

  An order for the purchase of shares of the Class is placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Transfer Agent. The Portfolio is normally required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Class purchased by Institutions on behalf of their clients must be in federal funds. If an investor's order to purchase shares of the Class is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to AFS.

  The Company reserves the right to reject any purchase order and to withdraw all or any part of the offering made by this Prospectus. The Company will promptly return to an investor any funds it receives with respect to an order that the Company has not accepted or has not received.

  Any request for correction to a transaction of Portfolio shares must be submitted in writing to the Transfer Agent. The Transfer Agent reserves the right to reject any such request. When a correction results in a dividend adjustment, the Institution must agree in writing to reimburse the Portfolio for any loss resulting from the correction. Failure to deliver purchase proceeds on the requested settlement date may result in a claim against the institution for an amount equal to the overdraft charge incurred by the Portfolio.

                              REDEMPTION OF SHARES

  Shareholders may redeem any or all of their shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Company. Redemption requests with respect to the Class may also be made via AIM LINK(R) Remote. Normally, the net asset value per share of the Portfolio will remain constant at $1.00 per share. See "Net Asset Value" below. Redemption requests with respect to shares of the Class are normally made through a customer's Institution.

  Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If AFS receives a redemption request on a Business Day prior to the 12:30 p.m. Eastern time net asset value determination, the redemption will be effected at the net asset value of the Portfolio determined as of 12:30 p.m. Eastern time and the Company will normally wire redemption proceeds on that day. A redemption request received by AFS between 12:30 p.m. Eastern time and 3:00 p.m. Eastern time will be effected at the net asset value of the Portfolio determined as of 3:00 p.m. Eastern time and proceeds will normally be wired on the next Business Day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. If AFS receives a redemption request on a Business Day after 3:00 p.m. Eastern time, the redemption will be effected at the net asset value of the Portfolio determined as of 12:30 p.m. Eastern time on the next Business Day of such Portfolio, and the Company will normally wire redemption proceeds on such next Business Day. The Company may change the time it determines net asset value of the Class under the circumstances described above in "Purchase of Shares." Any such change may affect the processing of redemption requests.

  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Company. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Portfolio or AFS.

  Shareholders may request a redemption by telephone. Neither the Transfer Agent nor FMC will be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the account application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmation promptly after the transaction.

  Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The Company may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Company's best interest to do so.

  The shares of the Class are not redeemable at the option of the Company unless the Board of Directors of the Company determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Company.

  Any request for correction to a redemption transaction of Portfolio shares must be submitted in writing to the Transfer Agent as described above in "Purchase of Shares."

                                   DIVIDENDS

  The Company declares a dividend from net investment income (not including any net short-term capital gains) earned by the Portfolio on each Business Day of the Company. Dividends are paid to settled shareholders of the Company as of 3:00 p.m. Eastern time on such Business Day. Shareholders whose purchase orders have been received by the Company prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any Business Day are settled and eligible to receive dividends on that Business Day. The dividend declared on any day preceding on a non-Business Day of the Portfolio will include the income accrued on such non-Business Day. Dividends will be paid monthly. Net realized capital gains (including net short-term gains) are generally distributed annually. The Portfolio does not expect to realize any long-term capital gains and losses. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value thereof. Such election, or any revocation thereof, must be made in writing and sent by the Institution to AFS at P.O. Box 4497, Houston, Texas 77210-4497. Such election or revocation will be effective with dividends paid after it is received by AFS.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first Business Day of the following month. If a shareholder redeems all the shares in his account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

  The dividend accrued and paid for each class of the Portfolio will consist of: (a) interest accrued and original issue discount earned less amortization of premiums if any, for the Portfolio, the allocation of which is based upon each such class's pro rata share of the total shares outstanding, less (b) Company expenses accrued for the applicable dividend period, such as custodian fees and accounting expenses, based upon each such class's pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to each class that are accrued for the applicable dividend period, such as distribution expenses, if any.

  The Company uses its best efforts to maintain the net asset value per share of the Portfolio at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Company incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Company's Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances the Board of Directors might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which shares of the Class were held and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

  The Portfolio has qualified and intends to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Portfolio qualifies for this tax treatment, it will not be subject to federal income taxes on amounts distributed to shareholders.

  Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Portfolio in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Portfolio may be subject to state income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of the shareholder and may have other collateral federal income tax consequences. The Portfolio intends to avoid investment in those Municipal Securities where the interest thereon will constitute an item of tax preference, and therefore which could give rise to a federal alternative minimum tax liability. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statement of Additional Information.

  The Portfolio may pay dividends to shareholders which are taxable, but will endeavor to avoid investments which would result in taxable dividends. Unless otherwise required by Treasury regulations, the percentage of dividends which constitutes exempt-interest dividends, and the percentage thereof (if any) which constitutes an item of tax preference, will be determined annually and will be applied uniformly to all dividends declared during that year. These percentages may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional shares. Distributions of net long-term capital gains will be taxable as long-term capital gains (capital gain dividends), whether received in cash or additional shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Portfolio to pay exempt-interest dividends would be adversely affected.

  Shareholders will be advised annually as to the federal income tax status of distributions made during the year. Shareholders are advised to consult with their tax advisors concerning the impact of the Code on their investments in the Portfolio, and concerning the application of state, local and foreign taxes to investments in the Portfolio, which may differ significantly from the federal income tax consequences described above.

  Foreign persons who file a United States tax return for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or AFS.

                     DETERMINATION OF NET ASSET VALUE

  The Company determines the net asset value of its shares as of 12:30 p.m. and 3:00 p.m. Eastern time on each Business Day. Net asset value is calculated by subtracting the Portfolio's liabilities from its total assets and by dividing the result by the total number of shares outstanding in the Portfolio, and rounding such per share net asset value to the nearest whole cent. The determination of the Portfolio's net asset value is made in accordance with generally accepted accounting principles. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not yet received.

  Securities held by the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio computed as described in "Purchases and Redemptions--Yield Information" in the Statement of Additional Information may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

  Yield information for the shares of the Class can be obtained by calling the Company at (800) 467-8792. Yields will vary from time to time and past results are not necessarily indicative of future results. Accordingly, the yield information for the shares of the Class may not provide a basis for comparison with investments which pay fixed rates of interest for a stated period of time, with other investments or with investment companies which use a different method of calculating performance. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class and the Portfolio. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. THESE FACTORS SHOULD BE CAREFULLY CONSIDERED BY THE INVESTOR BEFORE MAKING AN INVESTMENT IN THE PORTFOLIO.

  Comparative performance information using data from the industry publications may be used from time to time in advertising or marketing the shares of the Class.

  The yield of the Class calculated as described below, will fluctuate from day to day. Calculations of yield will take into account the total income received by the Portfolio, including taxable income, if any; however, the Portfolio intends to invest its assets so that one hundred percent (100%) of its annual interest income will be tax-exempt. To the extent that different classes of shares bear different expenses, the yield of such classes can be expected to vary. To the extent that Institutions charge fees in connection with services provided in conjunction with the Portfolio, the yield will be lower for those beneficial owners paying such fees.

  From time to time and in its discretion, AIM or its subsidiaries may waive all or a portion of advisory or distribution fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

  The current yield, effective yield (which assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized current yield for the period) and tax equivalent yield for the Class are calculated according to a formula prescribed by the SEC. See "Performance Information" in the Statement of Additional Information.

                            REPORTS TO SHAREHOLDERS

  The Company furnishes shareholders with semi-annual reports containing information about the Company and its operations, including a list of the investments held in the Portfolio's financial statements. The annual financial statements are audited by the Company's independent auditors. The Board of Directors has selected KPMG Peat Marwick LLP, 700 Louisiana, Houston, Texas 77002, as the Company's independent auditors to audit the Company's financial statements and review the Portfolio's tax returns.

                           MANAGEMENT OF THE COMPANY

BOARD OF DIRECTORS

  The overall management of the business and affairs of the Company is vested with its Board of Directors. The Board of Directors approves all significant agreements between the Company, on behalf of the Portfolio, and persons or companies furnishing services to the Company, including agreements with the Company's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Company are delegated to the Company's officers and to AIM, subject always to the objective and policies of the Company and to the general supervision of the Company's Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. AIM Management is a holding company engaged in the financial services business and is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail fund businesses in the United States, Europe and the Pacific Region. Information concerning the Board of Directors may be found in the Statement of Additional Information.

  For a discussion of AIM Management and its subsidiaries' Year 2000 Compliance Project, see "General Information--Year 2000 Compliance Project."

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement (the "Agreement"). AIM was organized in 1976 and, together with its subsidiaries, advises, manages or administers over 90 investment company portfolios encompassing a broad range of investment objectives. Pursuant to the terms of the Agreement, AIM manages the investment of the Portfolio's assets. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio. AIM shall not be liable to the Company or to its shareholders except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Certain directors and officers of AIM are also directors or executive officers of the Company.

  Pursuant to the Agreement, AIM is paid a fee from the Company with respect to the Portfolio calculated at the annual rate of 0.25% of the first $500 million of the Portfolio's average daily net assets plus 0.20% of such Portfolio's average daily net assets in excess of $500 million.

  For the fiscal year ended March 31, 1998, AIM was paid fees from the Company with respect to the Portfolio which represented 0.16% of the Portfolio's average net assets. For the fiscal year ended March 31, 1998, AIM waived a portion of its fees from the Company with respect to the Portfolio. Had AIM not waived its fee, AIM would have received an amount from the Company pursuant to the Agreement with respect to the Portfolio which represented 0.23% of the Portfolio's average daily net assets.

  The Company pays or causes to be paid all expenses of the Company which are not borne by its distributor or AIM. See the Statement of Additional Information for a detailed description of these other charges.

ADMINISTRATIVE SERVICES

  The Company has entered into a Master Administrative Services Agreement with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Company and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.

DISTRIBUTOR

  The Company has entered into a distribution agreement (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. Certain directors and officers of the Company are affiliated with FMC and AIM Management. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Company either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.

  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to financial institutions who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain Institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed 0.05% of the net asset value of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares in the Class or the amount received as proceeds from such sales. Sales of shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Company has adopted the Plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Class. The Plan provides that the Company may incur expenses in connection with the distribution of the shares of the Class of up to 1.00% on an annualized basis of the average daily net assets of the shares of the Class. Such amounts may be expended when and if authorized by the Board of Directors and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature, costs of administering the Plan and payment of service fees to certain Institutions.

  The Plan provides for payment of a service fee to Institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class, in amounts of up to 0.25% of the average net assets of the Class attributable to the Institutions. Payments to dealers and other financial institutions in excess of such amount and payments retained by FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Company to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Company will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  FMC is a wholly owned subsidiary of AIM, an indirect wholly owned subsidiary of AMVESCAP PLC. Both Charles T. Bauer, a Director and Chairman of the Company and Robert H. Graham, a Director and President of the Company, own shares of AMVESCAP PLC.

  The Plan requires the officers of the Company to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors will review these reports in connection with their decisions with respect to the Plan.

  As required by Rule 12b-1 under the 1940 Act, the Plan has been approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors"). In approving the Plan in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Company and the holders of the shares of the Class.

  The Plan, unless sooner terminated in accordance with its terms, shall continue in effect from year to year as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.

  The Plan may be terminated by a vote of a majority of the Qualified Directors, or by a vote of a majority of the holders of the outstanding voting securities of the Class. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval. Otherwise, the Plan may be amended by the Board of Directors, including a majority of the Qualified Directors, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

PORTFOLIO TRANSACTIONS

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. In the event the Portfolio purchases securities traded over-the-counter, the Portfolio deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the execution and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with clients other than the Portfolio. Similarly, research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

FEE WAIVERS

  In order to increase the yield to investors, AIM or its subsidiaries may from time to time waive or reduce its advisory fees while retaining the right to be reimbursed for such fees prior to the end of each fiscal year. Fee waivers or reductions, other than those set forth in the Agreement, may be rescinded at any time without further notice to investors. AIM has agreed, however, to provide the Board of Directors with 60 days' notice prior to terminating the current voluntary fee waiver described below.

  For the year ended March 31, 1998, AIM reduced its fees from the Portfolio by $683,910.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

  The Company was originally incorporated in Maryland on January 24, 1977, but had no operations prior to March 21, 1983. Effective August 30, 1985, the Company was reorganized as a Massachusetts business trust and, effective May 1, 1992, it was reorganized as a Maryland corporation. The Company currently offers shares of one portfolio, the Portfolio, which has six classes. All shares of the Company have equal rights with respect to voting, except that the holders of shares of a particular class will have the exclusive right to vote on matters pertaining solely to that class. For example, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. In the event of liquidation or termination of the Company, holders of shares of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the Portfolio, less (b) the liabilities of the Company attributable to the respective class of the Portfolio allocated among the six classes thereof based on the respective liquidation value of the class. Fractional shares of the Class have the same rights as full shares to the extent of their proportionate interest.

  There will not normally be annual shareholders' meetings. Shareholders may remove directors from office by votes cast at a meeting of shareholders or by written consent, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Company's outstanding shares.

  There are no preemptive or conversion rights applicable to any of the Company's shares. The Company's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional classes or series of the Company without shareholder approval.

  As of October 30, 1998, The Bank of New York was the owner of record of 36.45% of the outstanding shares of the Portfolio, and Cullen/Frost Discount Brokers was the owner of record of 27.84% of the outstanding shares of the Portfolio. Therefore, each could be deemed to "control" the Portfolio, as the term is defined in the 1940 Act.

TRANSFER AGENT AND CUSTODIAN

  A I M Fund Services, Inc., P.O. Box 4497, Suite 100, Houston, Texas 77210-4497, acts as transfer agent for the shares of the Class offered pursuant to this Prospectus. The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the Portfolio's securities and cash.

LEGAL MATTERS

  The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania, serves as counsel to the Company, and passes upon certain legal matters for the Company.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to an investor's Institution, or to the Company at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or may be made by calling (800) 467-8792.

YEAR 2000 COMPLIANCE PROJECT

  In providing services to the Company, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers provide the Company and its shareholders.

  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely (i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that AIM Management and its subsidiaries will not otherwise be adversely affected by the year 2000 issue.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Company and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

----------------------------------       ---------------------------------------
----------------------------------       ---------------------------------------

TAX-FREE INVESTMENTS CO. (TFIC)                           PROSPECTUS
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173                              December 18, 1998
(800) 877-7745
                                                           TAX-FREE
INVESTMENT ADVISOR
A I M ADVISORS, INC.                                    INVESTMENTS CO.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173                                  (TFIC)
(713) 626-1919
                                                        ------------
DISTRIBUTOR
FUND MANAGEMENT COMPANY                            CASH RESERVE PORTFOLIO
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173                               ------------
(800) 467-8792
                                                       RESERVE CLASS
AUDITORS
KPMG PEAT MARWICK LLP
700 Louisiana                                        TABLE OF CONTENTS
Houston, Texas 77002

CUSTODIAN
THE BANK OF NEW YORK
90 Washington Street                                                      PAGE
11th Floor                                                                ----
New York, New York 10286
                                          Summary..........................  2
                                          Table of Fees and Expenses.......  4
TRANSFER AGENT                            Suitability For Investors........  5
A I M FUND SERVICES, INC.                 Investment Program...............  5
P.O. Box 4497                             Purchase of Shares...............  7
Houston, Texas 77210-4497                 Redemption of Shares.............  8
                                          Dividends........................  9
                                          Taxes............................ 10
NO PERSON HAS BEEN AUTHORIZED TO GIVE     Determination of Net Asset Value. 11
ANY INFORMATION OR TO MAKE ANY REPRE-     Yield Information................ 11
SENTATIONS NOT CONTAINED IN THIS          Reports to Shareholders.......... 11
PROSPECTUS IN CONNECTION WITH THE         Management of the Company........ 12
OFFERING MADE BY THIS PROSPECTUS, AND     General Information.............. 14
IF GIVEN OR MADE, SUCH INFORMATION OR
REPRESENTA-TIONS MUST NOT BE RELIED
UPON AS HAVING BEEN AUTHORIZED BY THE
COMPANY OR THE DISTRIBUTOR. THIS
PROSPECTUS DOES NOT CONSTITUTE AN
OFFER IN ANY JURISDICTION TO ANY
PERSON TO WHOM SUCH OFFERING MAY NOT
LAWFULLY BE MADE.

----------------------------------       ---------------------------------------
----------------------------------       ---------------------------------------

TAX-FREE
INVESTMENTS CO.

                              PROSPECTUS
------------------------------------------------------------------
CASH RESERVE                The Resource Class of the Cash Reserve Portfolio
PORTFOLIO                  of Tax-Free Investments Co. (the "Company") is
                           designed to be a convenient vehicle in which
RESOURCE                   customers of banks, certain broker-dealers and
CLASS                      other institutions can invest in a diversified,
                           open-end money market fund which is exempt from
DECEMBER 18, 1998          federal income taxes.

                            Pursuant to this Prospectus, the Company offers
                           one class of shares which represents interests in the Cash Reserve Portfolio. Shares of five additional classes of the Cash Reserve Portfolio are offered pursuant to separate prospectuses. The Cash Reserve
                           Portfolio is a "money market fund," the investment objective of which is the generation of as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The Cash Reserve Portfolio attempts to maintain a constant net asset value of $1.00 per share. No assurance can be given that such a net asset value can be maintained.

                            THESE SECURITIES HAVE NOT BEEN APPROVED OR
                           DISAPPROVED BY THE SECURITIES AND EXCHANGE
                           COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
                           COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                           THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                           IS A CRIMINAL OFFENSE.

                            THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT
                           A PROSPECTIVE INVESTOR SHOULD KNOW ABOUT THE COMPANY
                           AND THE SHARES PRIOR TO INVESTING AND SHOULD BE READ
                           AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF
                           ADDITIONAL INFORMATION DATED DECEMBER 18, 1998 HAS
                           BEEN FILED WITH THE SECURITIES AND EXCHANGE
                           COMMISSION (THE "SEC") AND IS HEREBY INCORPORATED
                           BY REFERENCE. FOR A COPY OF THE STATEMENT OF
                           ADDITIONAL INFORMATION, WRITE TO FUND MANAGEMENT
                           COMPANY AT 11 GREENWAY PLAZA, SUITE 100,
                           HOUSTON, TEXAS 77046-1173 OR CALL (800) 825-6858.
                           THE SEC MAINTAINS A WEB SITE AT HTTP://WWW.SEC.GOV
                           THAT CONTAINS THE STATEMENT OF ADDITIONAL
                           INFORMATION, MATERIAL INCORPORATED BY REFERENCE,
                           AND OTHER INFORMATION REGARDING THE COMPANY.

                            SHARES OF THE CASH RESERVE PORTFOLIO ARE NOT
                           DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
                           ENDORSED BY, ANY BANK, AND THE CASH RESERVE
                           PORTFOLIO'S SHARES ARE NOT FEDERALLY INSURED OR
                           GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL
                           DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE
                           BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE
                           THAT THE CASH RESERVE PORTFOLIO WILL BE ABLE TO
                           MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER
                           SHARE. SHARES OF THE CASH RESERVE PORTFOLIO INVOLVE
[LOGO APPEARS HERE]        INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
Fund Management Company    PRINCIPAL.

11 Greenway Plaza
Suite 100
Houston, TX 77046-1173
(800) 825-6858

                                    SUMMARY

THE COMPANY AND ITS INVESTMENT OBJECTIVE

  The Company is an open-end, diversified, series management investment company with one portfolio, the Cash Reserve Portfolio (the "Portfolio"). The Portfolio currently offers six classes of shares. They are the Cash Management Class, the Institutional Class, the Personal Investment Class, the Private Investment Class, the Reserve Class and the Resource Class. This Prospectus relates only to the Resource Class (the "Class"). Shares of the other classes are offered pursuant to separate prospectuses.

  Shares of such Class represent an interest in the Portfolio. The investment objective of the Portfolio is the generation of as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. The Portfolio attempts to maintain a constant net asset value of $1.00 per share. No assurance can be given that such a net asset value can be maintained.

  Because the Company declares dividends on a daily basis, shares of each class of the Portfolio are expected to have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally the expenses, such as the advisory fee, of the Portfolio as a whole. All six classes of the Portfolio share a common investment objective and portfolio of investments. However, different classes have different shareholder qualifications, and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.

INVESTORS IN THE COMPANY

  The Class is designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other institutions can invest in a diversified, open-end money market fund, the income from which is exempt from federal income taxes.

PURCHASE OF SHARES

  Shares of the Portfolio are sold at net asset value. The minimum initial investment in shares of the Class is $10,000. There is no minimum amount for subsequent investments. Payment for shares purchased must be in funds immediately available to the Company. See "Purchase of Shares."

REDEMPTION OF SHARES

  Redemptions may be made without charge at net asset value. Payment for redeemed shares for which redemption orders are received prior to 12:30 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

  The net income of the Portfolio is declared as a dividend daily to shareholders of record as of 3:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 4:00 p.m. Eastern Time on that day. See "Dividends."

CONSTANT NET ASSET VALUE

  The Company uses the amortized cost method of valuing the securities held by the Portfolio and rounds the per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00; however, no assurance can be given that such a net asset value can be maintained. See "Net Asset Value."

INVESTMENT ADVISOR

  A I M Advisors, Inc. ("AIM") serves as the Company's investment advisor and receives a fee based on the Portfolio's average daily net assets. During the fiscal year ended March 31, 1998, the Company paid AIM advisory fees which represented 0.16% of the average net assets of the Portfolio. For the fiscal year ended March 31, 1998, AIM waived a portion of its fees from the Company with respect to the Portfolio. Had AIM not waived its fee, AIM would have received an amount from the Company pursuant to the Investment Advisory Agreement with respect to the Portfolio which represented 0.23% of the Portfolio's average daily net assets. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. See "Management of the Company--Investment Advisor." Under a Transfer Agency and Service Agreement, AIM Fund Services, Inc. ("Transfer Agent"), AIM's wholly owned subsidiary and a registered transfer agent receives a fee for its provision of transfer agency, dividend distribution and disbursement and shareholder services to the Company. See "General Information--Transfer Agent and Custodian."

DISTRIBUTOR AND DISTRIBUTION PLAN

  Fund Management Company ("FMC") acts as the exclusive distributor of the shares of the Class. Pursuant to a Distribution Plan (the "Plan") adopted by the Company pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") with respect to the Class, the Company may pay up to 0.20% of the Portfolio's average net asset value attributable to the shares of the Class to FMC and/or to certain broker-dealers or other financial institutions. See "Purchase of Shares" and "Distribution Plan."

SPECIAL CONSIDERATIONS

  The Portfolio may invest in repurchase agreements on a temporary basis or for defensive purposes. Accordingly, an investment in the shares of the Class may entail somewhat different risks from an investment in an investment company that does not engage in such investment practices. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Program."

  The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest With Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

                           TABLE OF FEES AND EXPENSES

                                                                  RESOURCE
                                                              CLASS OF THE CASH
                                                              RESERVE PORTFOLIO
                                                              -----------------
SHAREHOLDER TRANSACTION EXPENSES
 Maximum sales load imposed on purchases (as a percentage of
  offering price)............................................       None
 Maximum sales load on reinvested dividends (as a percentage
  of offering price).........................................       None
 Deferred sales load (as a percentage of original purchase
  price or redemption proceeds, as applicable)...............       None
 Redemption fees (as a percentage of amount redeemed, if
  applicable)................................................       None
 Exchange fees...............................................       None

ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
 Management fees*............................................       0.16%
 12b-1 Fees*.................................................       0.16%
 Other expenses..............................................       0.04%
                                                                    ----
 Total fund operating expenses*..............................       0.36%
                                                                    ====


* After fee waivers. Had there been no fee waivers, Management fees, 12b-1 fees and Total fund operating expenses would be 0.23%, 0.20% and 0.47%, respectively. A beneficial holder of shares of the Class should also consider the effect of any account fees charged by the financial institution managing his or her account.

EXAMPLE

  An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                                   RESOURCE
                                                               CLASS OF THE CASH
                                                               RESERVE PORTFOLIO
                                                               -----------------
   1 year.....................................................        $ 4
   3 years....................................................        $12

  The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Company" below.) The "Total fund operating expenses" figure is based upon costs and the estimated size of the Class and fees to be charged for the currrent fiscal period. The "Other expenses" and "12b-1 fees" figures are based upon estimated costs and the estimated size of the Class and the Portfolio and estimated fees to be charged for the current fiscal period. Thus, actual expenses may be greater or less than such estimates. The Table of Fees and Expenses reflects a voluntary waiver of management fees and 12b-1 fees for the Class. Future waivers of fees (if any) may vary from the figures reflected in the Table of Fees and Expenses. To the extent any service providers assume expenses of the Class, such assumption of expenses will have the effect of lowering the Class's overall expense ratio and increasing its yield to investors.

  The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown.

  The example shown in the above table is based on the amounts listed under "Annual Fund Operating Expenses." THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                           SUITABILITY FOR INVESTORS

  The Class is intended for use primarily by customers of banks, certain broker-dealers and other institutions who seek a convenient and economical vehicle in which to invest in an open-end, diversified money market fund, the income from which is exempt from federal income taxes. The minimum initial investment in shares of the Class is $10,000.

                               INVESTMENT PROGRAM

INVESTMENT OBJECTIVE

  The investment objective of the Portfolio is to generate as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high quality, short-term municipal obligations. This objective will not be changed without the approval of a majority of the Portfolio's outstanding shares (within the meaning of the 1940 Act).

  There can be no assurance that the Portfolio will achieve its investment objective.

MUNICIPAL SECURITIES

  "Municipal Securities" include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses and the lending of such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. As used in this Prospectus and its related Statement of Additional Information, interest which is "tax-exempt" or "exempt from federal income taxes" means interest on Municipal Securities which is excluded from gross income for federal income tax purposes, and which does not give rise to a federal alternative minimum tax liability. See "Taxes" herein and "Tax Matters" in the Statement of Additional Information.

INVESTMENT POLICIES

  Except where noted, the investment policies stated below are not fundamental and may be changed by the Board of Directors of the Company without shareholder approval. Shareholders will be notified before any material change in the following investment policies becomes effective. Policies which are noted as fundamental may be changed only with the approval of a majority of the Portfolio's outstanding shares.

QUALITY STANDARDS

  The policies set forth below with respect to quality standards are fundamental and may be changed only with shareholder approval. The quality standards apply at the time of purchase of a security. Since the Portfolio invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolio and effect its share price. Information concerning the ratings criteria of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and certain other nationally recognized statistical ratings organizations ("NRSROs") appears in the Statement of Additional Information.

  The Portfolio will limit its purchases of Municipal Securities to those which are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Portfolio's investment advisor (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. government securities.

MATURITIES

  The policies set forth below with respect to maturities are non-fundamental and may be changed without shareholder approval.

  Consistent with its objective of stability of principal, the Portfolio attempts to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds the per share net asset value of its shares in compliance with Rule 2a-7, as amended from time to time. Accordingly, the Portfolio invests only in Municipal Securities having remaining maturities of 397 days or less and maintains a dollar weighted average portfolio maturity of 90 days or less.

  The maturity of a security held by the Portfolio is determined in compliance with applicable rules and regulations. Certain securities bearing interest at rates that are adjusted prior to the stated maturity of the instrument or are subject to demand features or that are subject to repurchase agreements are deemed to have maturities shorter than their stated maturities.

VARIABLE OR FLOATING RATE INSTRUMENTS

  The Portfolio may invest in Municipal Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Such readjustment may be based either upon a predetermined standard, such as a bank prime rate or the U.S. Treasury bill rate, or upon prevailing market conditions. Variable or floating interest rates generally reduce changes in the market price of Municipal Securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed rate obligations.

  Many Municipal Securities with variable or floating interest rates purchased by the Portfolio are subject to payment of principal and accrued interest (usually within seven days) on the Portfolio's demand. The terms of such demand instruments require payment of principal and accrued interest from the issuer, a guarantor and/or a liquidity provider. Frequently such obligations include letters of credit or other credit support arrangements provided by financial institutions. All variable or floating rate instruments will meet the quality standards of the Portfolio. The Company's investment advisor will monitor the pricing, quality and liquidity of the variable or floating rate Municipal Securities held by the Portfolio.

SYNTHETIC MUNICIPAL INSTRUMENTS

  AIM believes that certain synthetic municipal instruments provide opportunities for mutual funds to invest in high credit quality securities providing attractive returns, even in market conditions where the supply of short-term tax-exempt instruments may be limited. Synthetic municipal instruments (sometimes referred to as "derivative municipal instruments") are securities the value of and return on which are derived from underlying securities. Synthetic municipal instruments comprise a large percentage of tax-exempt securities eligible for purchase by tax-exempt money market funds. The types of synthetic municipal instruments in which the Portfolio may invest involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Portfolio. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. Synthetic municipal instruments typically are created by a bank, broker-dealer or other financial institution ("Sponsor"). Typically, a portion of the interest paid on the Underlying Bonds which exceeds the interest paid to the certificate holders is paid to the Sponsor or other investors. For further information regarding specific types of synthetic municipal instruments in which the Portfolio may invest see the Statement of Additional Information.

  All such instruments must meet the minimum quality standards required for the Portfolio's investments and must present minimal credit risks. In selecting synthetic municipal instruments for the Portfolio, AIM considers the creditworthiness of the issuer of the Underlying Bonds, the Sponsor and the party providing certificate holders with a conditional right to sell their certificates at stated times and prices (a demand feature). Typically, a certificate holder cannot exercise the demand feature upon the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.

  The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the Internal Revenue Service has not issued a ruling addressing this issue. In the event the Internal Revenue Service issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Portfolio on certain synthetic municipal instruments would be deemed to be taxable. The Portfolio relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.

INVESTMENT RESTRICTIONS

  The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. The most significant of these restrictions provide that the Portfolio will not:

    (1) purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time; provided, however, that the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act and the rules and regulations promulgated thereunder (as such statute, rules and regulations are amended from time to time) or to the extent permitted by exemptive order or other similar relief; or

    (2) concentrate 25% or more of its total assets in the securities of issuers in a particular industry; provided, however, that securities issued or guaranteed by banks or subject to financial guaranty insurance are not subject to this limitation; and provided further, that securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and tax-exempt securities issued by state and local governments and their political subdivisions, are not included within this restriction.

  The foregoing restrictions are matters of fundamental policy and may not be changed without shareholder approval. A description of further investment restrictions applicable to the Portfolio that may not be changed without shareholder approval is contained in "Investment Program and Restrictions" section of the Statement of Additional Information.

  In pursuit of its objectives, the Portfolio will also adhere to the following non-fundamental investment policies, which may be altered by the Portfolio's Board of Directors without approval of holders of the Portfolio's voting securities:

    (1) the Portfolio will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days;

    (2) the Portfolio does not intend to purchase securities of an issuer if, after giving effect to such purchase, 25% or more of the value of the Portfolio's total assets would be invested in securities of one or more issuers conducting their principal activities in the same state. The Portfolio may invest 25% or more of its total assets in industrial development bonds; and

    (3) the Portfolio does not intend to purchase securities of an issuer if, after giving effect to such purchase, 25% or more of the value of the Portfolio's total assets would be invested in securities the interest on which is paid from revenues of projects with similar characteristics. This policy applies to industrial development bonds as well as other tax-exempt securities. This policy shall not apply, however, in the event such securities are subject to a guarantee. With respect to securities that are subject to a guarantee, the Portfolio does not intend to purchase any such security if, after giving effect to such purchase, 25% or more of its total assets would be invested in securities issued or guaranteed by entities in a particular industry. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to this policy.

OTHER CONSIDERATIONS

  The ability of the Portfolio to achieve its investment objectives depends upon the continuing ability of the issuers or guarantors of Municipal Securities held by the Portfolio to meet their obligations for the payment of interest and principal when due. Because the Portfolio invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. The securities in which the Portfolio invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value. The net asset value of the shares of the Class will normally remain constant at $1.00 per share (although there can be no assurance that such net asset value will not change).

                               PURCHASE OF SHARES

  The Company sells shares of the Class on a continuous basis at the net asset value of the shares next determined after the Company receives an order. The Company determines the net asset value of the Portfolio twice each Business Day at 12:30 and 3:00 p.m. Eastern time. A "Business Day" is any day on which member banks of the Federal Reserve Bank of New York and the Bank of New York are open for business. It is expected that these banks will be closed during the next twelve months on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr. Day, President's Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. The Company may change the time it determines the net asset value of the Portfolio and therefore the time for which purchase orders for shares of the Class must be submitted to and received by AFS for execution on the same day, on any Business Day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

  Shareholders should submit purchase orders to the Company's transfer agent, A I M Fund Services, Inc. ("AFS"). A purchase order is considered received (i) at the time the Bank of New York, the Portfolio's custodian bank, receives federal funds for the order, provided the Transfer Agent has received notice of the order, or (ii) at the time the Transfer Agent receives the order, provided the Company is assured of prompt payment. Prior to the initial purchase of shares of the Class, a shareholder must complete and send an Account Application to AFS at P.O. Box 4497, Houston, Texas 77210-4497. An investor must open a Company account through an Institution in accordance with procedures established by such Institution. An investor may make changes to the information provided in the Account Application by submitting such changes in writing to AFS or by completing and submitting to AFS a new account application.

  The minimum initial investment for the purchase of shares of the Class is $10,000. There is no minimum for any subsequent investments. A shareholder may make subsequent investments via AIM LINK(R) Remote, a personal computer application software product.

  The Company sells shares of the Class without any sales charge. Banks or other institutions, however, may charge record keeping, account maintenance or other fees to their customers. Beneficial owners of the Class should consult with such institutions to obtain a schedule of such fees.

  Shares of the Class are sold primarily to customers of banks, certain broker-dealers and other institutions (individually, "Institution," or collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in shares of the Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Class; providing periodic statements showing a client's account balance in shares of the Class; distribution of Company proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Company may reasonably request. Institutions will be required to certify to the Company that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  An Institution may have a "sweep" program under which a portion of a customer's account with such Institution may be automatically invested in the Class. An investor who proposes to open a Company account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. A statement with regard to the customer's investment in the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the client promptly upon request. In addition, each customer is sent proxies, periodic reports and other information from the Institution with regard to the customer's shares of the Class. The customer's shares of the Class are fully assignable and subject to encumbrance by the customer.

  An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Company and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Class directly, except through reinvestment of dividends and distributions.

  All agreements which relate to a customer's account with an Institution are with the Institution.

  An order for the purchase of shares of the Class is placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Transfer Agent. The Portfolio is normally required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares of the Class purchased by Institutions on behalf of their clients must be in federal funds. If an investor's order to purchase shares of the Class is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to AFS.

  The Company reserves the right to reject any purchase order and to withdraw all or any part of the offering made by this Prospectus. The Company will promptly return to an investor any funds it receives with respect to an order that the Company has not accepted or has not received.

  Any request for correction to a transaction of Portfolio shares must be submitted in writing to the Transfer Agent. The Transfer Agent reserves the right to reject any such request. When a correction results in a dividend adjustment, the Institution must agree in writing to reimburse the Portfolio for any loss resulting from the correction. Failure to deliver purchase proceeds on the requested settlement date may result in a claim against the institution for an amount equal to the overdraft charge incurred by the Portfolio.

                             REDEMPTION OF SHARES

  Shareholders may redeem any or all of their shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Company. Redemption requests with respect to the Class may also be made via AIM LINK(R) Remote. Normally, the net asset value per share of the Portfolio will remain constant at $1.00 per share. See "Net Asset Value" below. Redemption requests with respect to shares of the Class are normally made through a customer's Institution.

  Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If AFS receives a redemption request on a Business Day prior to the 12:30 p.m. Eastern time net asset value determination, the redemption will be effected at the net asset value of the Portfolio determined as of 12:30 p.m. Eastern time and the Company will normally wire redemption proceeds on that day. A redemption request received by AFS between 12:30 p.m. Eastern time and 3:00 p.m. Eastern time will be effected at the net asset value of the Portfolio determined as of 3:00 p.m. Eastern time and proceeds will normally be wired on the next Business Day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. If AFS receives a redemption request on a Business Day after 3:00 p.m. Eastern time, the redemption will be effected at the net asset value of the Portfolio determined as of 12:30 p.m. Eastern time on the next Business Day of such Portfolio, and the Company will normally wire redemption proceeds on such next Business Day. The Company may change the time it determines net asset value of the Class under the circumstances described above in "Purchase of Shares." Any such change may affect the processing of redemption requests.

  A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Company. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Portfolio or AFS.

  Shareholders may request a redemption by telephone. Neither the Transfer Agent nor FMC will be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the account application if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmation promptly after the transaction.

  Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The Company may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Company's best interest to do so.

  The shares of the Class are not redeemable at the option of the Company unless the Board of Directors of the Company determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Company.

  Any request for correction to a redemption transaction of Portfolio shares must be submitted in writing to the Transfer Agent as described above in "Purchase of Shares."

                                  DIVIDENDS

  The Company declares a dividend from net investment income (not including any net short-term capital gains) earned by the Portfolio on each Business Day of the Company. Dividends are paid to settled shareholders of the Company as of 3:00 p.m. Eastern time on such Business Day. Shareholders whose purchase orders have been received by the Company prior to 3:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any Business Day are settled and eligible to receive dividends on that Business Day. The dividend declared on any day preceding on a non-Business Day of the Portfolio will include the income accrued on such non-Business Day. Dividends will be paid monthly. Net realized capital gains (including net short-term gains) are generally distributed annually. The Portfolio does not expect to realize any long-term capital gains and losses. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value thereof. Such election, or any revocation thereof, must be made in writing and sent by the Institution to AFS at P.O. Box 4497, Houston, Texas 77210-4497. Such election or revocation will be effective with dividends paid after it is received by AFS.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first Business Day of the following month. If a shareholder redeems all the shares in his account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

  The dividend accrued and paid for each class of the Portfolio will consist of: (a) interest accrued and original issue discount earned less amortization of premiums if any, for the Portfolio, the allocation of which is based upon each such class's pro rata share of the total shares outstanding, less (b) Company expenses accrued for the applicable dividend period, such as custodian fees and accounting expenses, based upon each such class's pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to each class that are accrued for the applicable dividend period, such as distribution expenses, if any.

  The Company uses its best efforts to maintain the net asset value per share of the Portfolio at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Company incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Company's Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances the Board of Directors might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which shares of the Class were held and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

  The Portfolio has qualified and intends to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Portfolio qualifies for this tax treatment, it will not be subject to federal income taxes on amounts distributed to shareholders.

  Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Portfolio in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Portfolio may be subject to state income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of the shareholder and may have other collateral federal income tax consequences. The Portfolio intends to avoid investment in those Municipal Securities where the interest thereon will constitute an item of tax preference, and therefore which could give rise to a federal alternative minimum tax liability. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statement of Additional Information.

  The Portfolio may pay dividends to shareholders which are taxable, but will endeavor to avoid investments which would result in taxable dividends. Unless otherwise required by Treasury regulations, the percentage of dividends which constitutes exempt-interest dividends, and the percentage thereof (if any) which constitutes an item of tax preference, will be determined annually and will be applied uniformly to all dividends declared during that year. These percentages may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional shares. Distributions of net long-term capital gains will be taxable as long-term capital gains (capital gain dividends), whether received in cash or additional shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Portfolio to pay exempt-interest dividends would be adversely affected.

  Shareholders will be advised annually as to the federal income tax status of distributions made during the year. Shareholders are advised to consult with their tax advisors concerning the impact of the Code on their investments in the Portfolio, and concerning the application of state, local and foreign taxes to investments in the Portfolio, which may differ significantly from the federal income tax consequences described above.

  Foreign persons who file a United States tax return for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or AFS.

                    DETERMINATION OF NET ASSET VALUE

  The Company determines the net asset value of its shares as of 12:30 p.m. and 3:00 p.m. Eastern time on each Business Day. Net asset value is calculated by subtracting the Portfolio's liabilities from its total assets and by dividing the result by the total number of shares outstanding in the Portfolio, and rounding such per share net asset value to the nearest whole cent. The determination of the Portfolio's net asset value is made in accordance with generally accepted accounting principles. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not yet received.

  Securities held by the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio computed as described in "Purchases and Redemptions--Yield Information" in the Statement of Additional Information may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

  Yield information for the shares of the Class can be obtained by calling the Company at (800) 825-6858. Yields will vary from time to time and past results are not necessarily indicative of future results. Accordingly, the yield information for the shares of the Class may not provide a basis for comparison with investments which pay fixed rates of interest for a stated period of time, with other investments or with investment companies which use a different method of calculating performance. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class and the Portfolio. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY INSTITUTION. THESE FACTORS SHOULD BE CAREFULLY CONSIDERED BY THE INVESTOR BEFORE MAKING AN INVESTMENT IN THE PORTFOLIO.

  Comparative performance information using data from the industry publications may be used from time to time in advertising or marketing the shares of the Class.

  The yield of the Class calculated as described below, will fluctuate from day to day. Calculations of yield will take into account the total income received by the Portfolio, including taxable income, if any; however, the Portfolio intends to invest its assets so that one hundred percent (100%) of its annual interest income will be tax-exempt. To the extent that different classes of shares bear different expenses, the yield of such classes can be expected to vary. To the extent that Institutions charge fees in connection with services provided in conjunction with the Portfolio, the yield will be lower for those beneficial owners paying such fees.

  From time to time and in its discretion, AIM or its subsidiaries may waive all or a portion of advisory or distribution fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

  The current yield, effective yield (which assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized current yield for the period) and tax equivalent yield for the Class are calculated according to a formula prescribed by the SEC. See "Performance Information" in the Statement of Additional Information.

                            REPORTS TO SHAREHOLDERS

  The Company furnishes shareholders with semi-annual reports containing information about the Company and its operations, including a list of the investments held in the Portfolio's financial statements. The annual financial statements are audited by the Company's independent auditors. The Board of Directors has selected KPMG Peat Marwick LLP, 700 Louisiana, Houston, Texas 77002, as the Company's independent auditors to audit the Company's financial statements and review the Portfolio's tax returns.

                           MANAGEMENT OF THE COMPANY

BOARD OF DIRECTORS

  The overall management of the business and affairs of the Company is vested with its Board of Directors. The Board of Directors approves all significant agreements between the Company, on behalf of the Portfolio, and persons or companies furnishing services to the Company, including agreements with the Company's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Company are delegated to the Company's officers and to AIM, subject always to the objective and policies of the Company and to the general supervision of the Company's Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. AIM Management is a holding company engaged in the financial services business and is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail fund businesses in the United States, Europe and the Pacific Region. Information concerning the Board of Directors may be found in the Statement of Additional Information.

  For a discussion of AIM Management and its subsidiaries' Year 2000 Compliance Project, see "General Information--Year 2000 Compliance Project."

INVESTMENT ADVISOR

  A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement (the "Agreement"). AIM was organized in 1976 and, together with its subsidiaries, advises, manages or administers over 90 investment company portfolios encompassing a broad range of investment objectives. Pursuant to the terms of the Agreement, AIM manages the investment of the Portfolio's assets. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio. AIM shall not be liable to the Company or to its shareholders except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Certain directors and officers of AIM are also directors or executive officers of the Company.

  Pursuant to the Agreement, AIM is paid a fee from the Company with respect to the Portfolio calculated at the annual rate of 0.25% of the first $500 million of the Portfolio's average daily net assets plus 0.20% of such Portfolio's average daily net assets in excess of $500 million.

  For the fiscal year ended March 31, 1998, AIM was paid fees from the Company with respect to the Portfolio which represented 0.16% of the Portfolio's average net assets. For the fiscal year ended March 31, 1998, AIM waived a portion of its fees from the Company with respect to the Portfolio. Had AIM not waived its fee, AIM would have received an amount from the Company pursuant to the Agreement with respect to the Portfolio which represented 0.23% of the Portfolio's average daily net assets.

  The Company pays or causes to be paid all expenses of the Company which are not borne by its distributor or AIM. See the Statement of Additional Information for a detailed description of these other charges.

ADMINISTRATIVE SERVICES

  The Company has entered into a Master Administrative Services Agreement with AIM (the "Administrative Service Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Company and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.

DISTRIBUTOR

  The Company has entered into a distribution agreement (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. Certain directors and officers of the Company are affiliated with FMC and AIM Management. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Company either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.

  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to financial institutions who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain Institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed 0.05% of the net asset value of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares in the Class or the amount received as proceeds from such sales. Sales of shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Company has adopted the Plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Class. The Plan provides that the Company may incur expenses in connection with the distribution of the shares of the Class of up to 0.20% on an annualized basis of the average daily net assets of the shares of the Class. Such amounts may be expended when and if authorized by the Board of Directors and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature, costs of administering the Plan and payment of service fees to certain Institutions.

  The Plan provides for payment of a service fee to Institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class, in amounts of up to 0.20% of the average net assets of the Class attributable to the Institutions. Payments retained by FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Company to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Company will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  FMC is a wholly owned subsidiary of AIM, an indirect wholly owned subsidiary of AMVESCAP PLC. Both Charles T. Bauer, a Director and Chairman of the Company and Robert H. Graham, a Director and President of the Company, own shares of AMVESCAP PLC.

  The Plan requires the officers of the Company to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors will review these reports in connection with their decisions with respect to the Plan.

  As required by Rule 12b-1 under the 1940 Act, the Plan has been approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors"). In approving the Plan in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Company and the holders of the shares of the Class.

  The Plan, unless sooner terminated in accordance with its terms, shall continue in effect from year to year as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.

  The Plan may be terminated by a vote of a majority of the Qualified Directors, or by a vote of a majority of the holders of the outstanding voting securities of the Class. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval. Otherwise, the Plan may be amended by the Board of Directors, including a majority of the Qualified Directors, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors.

PORTFOLIO TRANSACTIONS

  AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. In the event the Portfolio purchases securities traded over-the-counter, the Portfolio deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

  AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the execution and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment program. Certain research services furnished by dealers may be useful to AIM with clients other than the Portfolio. Similarly, research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

FEE WAIVERS

  In order to increase the yield to investors, AIM or its subsidiaries may from time to time waive or reduce its advisory fees while retaining the right to be reimbursed for such fees prior to the end of each fiscal year. Fee waivers or reductions, other than those set forth in the Agreement, may be rescinded at any time without further notice to investors. AIM has agreed, however, to provide the Board of Directors with 60 days' notice prior to terminating the current voluntary fee waiver described below.

  For the year ended March 31, 1998, AIM reduced its fees from the Portfolio by $683,910.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

  The Company was originally incorporated in Maryland on January 24, 1977, but had no operations prior to March 21, 1983. Effective August 30, 1985, the Company was reorganized as a Massachusetts business trust and, effective May 1, 1992, it was reorganized as a Maryland corporation. The Company currently offers shares of one portfolio, the Portfolio, which has six classes. All shares of the Company have equal rights with respect to voting, except that the holders of shares of a particular class will have the exclusive right to vote on matters pertaining solely to that class. For example, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. In the event of liquidation or termination of the Company, holders of shares of each class will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the Portfolio, less (b) the liabilities of the Company attributable to the respective class of the Portfolio allocated among the six classes thereof based on the respective liquidation value of the class. Fractional shares of the Class have the same rights as full shares to the extent of their proportionate interest.

  There will not normally be annual shareholders' meetings. Shareholders may remove directors from office by votes cast at a meeting of shareholders or by written consent, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Company's outstanding shares.

  There are no preemptive or conversion rights applicable to any of the Company's shares. The Company's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional classes or series of the Company without shareholder approval.

  As of October 30 1998, The Bank of New York, was the owner of record of 36.45% of the outstanding shares of the Portfolio, and Cullen/Frost Discount Brokers was the owner of record of 27.84% of the outstanding shares of the Portfolio. Therefore, each could be deemed to "control" the Portfolio, as the term is defined in the 1940 Act.

TRANSFER AGENT AND CUSTODIAN

  A I M Fund Services, Inc., P.O. Box 4497, Houston, Texas 77210-4497, acts as transfer agent for the shares of the Class offered pursuant to this Prospectus. The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the Portfolio's securities and cash.

LEGAL MATTERS

  The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania, serves as counsel to the Company, and passes upon certain legal matters for the Company.

SHAREHOLDER INQUIRIES

  Shareholder inquiries concerning the status of an account should be directed to an investor's Institution, or to the Company at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or may be made by calling (800) 825-6858.

YEAR 2000 COMPLIANCE PROJECT

  In providing services to the Company, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers provide the Company and its shareholders.

  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely (i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and phase (iii) has commenced. The Project is scheduled to be completed during the second quarter of 1999. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm year 2000 compliance upon installation. No assurance can be given that the Project will be successful or that AIM Management and its subsidiaries will not otherwise be adversely affected by the year 2000 issue.

OTHER INFORMATION

  This Prospectus sets forth basic information that investors should know about the Company and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

TAX-FREE INVESTMENTS CO. (TFIC)                       PROSPECTUS
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173

(800) 877-7745
                                                December 18, 1998
INVESTMENT ADVISOR
A I M ADVISORS, INC.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173                           TAX-FREE
(713) 626-1919                                     INVESTMENTS CO.



DISTRIBUTOR                                         ------------
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173                    CASH RESERVE PORTFOLIO
(800) 825-6858
                                                    ------------


AUDITORS
KPMG PEAT MARWICK LLP
700 Louisiana                                    RESOURCE CLASS
Houston, Texas 77002



CUSTODIAN
THE BANK OF NEW YORK                              TABLE OF CONTENTS

90 Washington Street, 11th Floor
New York, New York 10286                                                    PAGE
                                                                            ----
TRANSFER AGENT                              Summary.........................   2
A I M FUND SERVICES, INC.                   Table of Fees and Expenses......   4
P.O. Box 4497                               Suitability For Investors.......   5
Houston, Texas 77210-4497                   Investment Program..............   5
                                            Purchase of Shares..............   8
                                            Redemption of Shares............   9
NO PERSON HAS BEEN AUTHORIZED TO            Dividends.......................   9
GIVE ANY INFORMATION OR TO MAKE             Taxes...........................  10
ANY REPRESENTATIONS NOT CONTAINED           Determination of Net Asset Value  11
IN THIS PROSPECTUS IN CONNECTION            Yield Information...............  11
WITH THE OFFERING MADE BY THIS              Reports to Shareholders.........  11
PROSPECTUS, AND IF GIVEN OR MADE,           Management of the Company.......  12
SUCH INFORMATION OR REPRESENTATIONS         General Information.............  14
MUST NOT BE RELIED UPON AS HAVING
BEEN AUTHORIZED BY THE COMPANY OR
THE DISTRIBUTOR. THIS PROSPECTUS
DOES NOT CONSTITUTE AN OFFER IN
ANY JURISDICTION TO ANY PERSON
TO WHOM SUCH OFFERING MAY NOT
LAWFULLY BE MADE.

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION



                            TAX-FREE INVESTMENTS CO.

                             CASH RESERVE PORTFOLIO

                            (CASH MANAGEMENT CLASS)
                             (INSTITUTIONAL CLASS)
                          (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                (RESERVE CLASS)
                                (RESOURCE CLASS)


                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS  77046-1173
                                 (800) 659-1005

                                ---------------


         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
              IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS
   OF EACH OF THE ABOVE NAMED CLASSES OF CASH RESERVE PORTFOLIO, COPIES OF
          WHICH MAY BE OBTAINED BY WRITING FUND MANAGEMENT COMPANY,
           11 GREENWAY PLAZA, SUITE 100, HOUSTON, TEXAS  77046-1173
                        OR CALLING (800) 659-1005

                                ---------------


          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 18, 1998
RELATING TO THE PROSPECTUS OF EACH OF THE FOLLOWING CLASSES OF THE CASH RESERVE
                                   PORTFOLIO:
           CASH MANAGEMENT CLASS PROSPECTUS DATED DECEMBER 18, 1998,
            INSTITUTIONAL CLASS PROSPECTUS DATED DECEMBER 18, 1998,
         PERSONAL INVESTMENT CLASS PROSPECTUS DATED DECEMBER 18, 1998,
            PRIVATE INVESTMENT CLASS PROSPECTUS DATED JULY 24, 1998,
              RESERVE CLASS PROSPECTUS DATED DECEMBER 18, 1998 AND
               RESOURCE CLASS PROSPECTUS DATED DECEMBER 18, 1998.

                               TABLE OF CONTENTS


                                                                Page
                                                                ----

INTRODUCTION                                                       3

GENERAL INFORMATION ABOUT THE COMPANY............................  3
   The Company and its Shares....................................  3
   Directors and Officers........................................  5
   Remuneration of Directors.....................................  8
   AIM Funds Retirement Plan for Eligible Directors/Trustees..... 10
   Deferred Compensation Agreements.............................. 10
   The Investment Advisor........................................ 11
   Administrator................................................. 12
   Expenses...................................................... 13
   Transfer Agent and Custodian.................................. 13
   Reports....................................................... 14
   Sub-Accounting................................................ 14
   Principal Holders of Securities............................... 14

SHARE PURCHASES AND REDEMPTIONS.................................. 16
   Purchases and Redemptions..................................... 16
   Net Asset Value Determination................................. 16
   The Distribution Agreement.................................... 17
   Distribution Plan............................................. 18
   Banking Regulations........................................... 19

PERFORMANCE INFORMATION.......................................... 19

INVESTMENT PROGRAM AND RESTRICTIONS.............................. 20
   Investment Program............................................ 20
   Municipal Securities.......................................... 21
   Diversification Requirements.................................. 22
   Investment Ratings............................................ 22
   When-Issued Securities and Delayed Delivery Transactions...... 27
   Variable or Floating Rate Instruments......................... 27
   Synthetic Municipal Instruments............................... 28
   Investment Restrictions....................................... 28

PORTFOLIO TRANSACTIONS........................................... 29
   General Brokerage Policy...................................... 29
   Allocation of Portfolio Transactions.......................... 30
   Section 28(e) Standards....................................... 31

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS......................... 31
   Dividends and Distributions................................... 31
   Tax Matters................................................... 32
   Qualification as a Regulated Investment Company............... 32
   Excise Tax on Regulated Investment Companies.................. 33
   Distributions................................................. 33
   Foreign Shareholders.......................................... 34
   Effect of Future Legislation; Local Tax Considerations........ 35

FINANCIAL STATEMENTS............................................. FS


                                  INTRODUCTION

     Tax-Free Investments Co. (the "Company") is a mutual fund organized with one portfolio, the Cash Reserve Portfolio, which has six classes of shares. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors with certain information concerning the activities of the fund being considered for investment. This information is included in the Cash Management Class Prospectus dated December 18, 1998, the Institutional Class Prospectus dated December 18, 1998, the Personal Investment Class Prospectus dated December 18, 1998, the Private Investment Class Prospectus dated July 24, 1998, the Reserve Class Prospectus dated December 18, 1998 and the Resource Class Prospectus dated December 18, 1998 (each a "Prospectus"). Copies of each Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Company's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling (800) 659-1005. Investors must receive a Prospectus before they invest.

     This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Company and each class of the Cash Reserve Portfolio. Some of the information required to be in this Statement of Additional Information is also included in each Prospectus and, in order to avoid repetition, reference will be made to sections of the applicable Prospectus. Additionally, each Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from each Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                     GENERAL INFORMATION ABOUT THE COMPANY

THE COMPANY AND ITS SHARES

     The Company is an open-end, diversified, series, management investment company initially organized as a corporation under the laws of the State of Maryland on January 24, 1977. The Company was reorganized as a business trust under the laws of The Commonwealth of Massachusetts on August 30, 1985 and was reorganized as a Maryland corporation on May 1, 1992. Shares of common stock of the Company are redeemable at the net asset value thereof at the option of the shareholder or at the option of the Company in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult each Prospectus under the captions "General Information" and "Redemption of Shares."

     The Company offers shares of one portfolio, the Cash Reserve Portfolio (the "Portfolio"). The Portfolio consists of six classes of shares, each having different shareholder qualifications and bearing expenses differently. The Portfolio consists of the following six classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. This Statement of Additional Information and the associated Prospectuses referred to above relate to each class of the Portfolio.

     As used in each Prospectus, the term "majority of the outstanding shares" of the Company, the Portfolio or a particular class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Company, the Portfolio or such class present at a meeting of the Company's shareholders, if the holders of more than 50% of the outstanding shares of the Company, the Portfolio or such class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Company, the Portfolio or such class.

     Shareholders of the Company do not have cumulative voting rights, and therefore the holders of a majority of a quorum of the outstanding shares of the Company voting together for election of directors may elect all of the members of the Board of Directors of the Company. In such event, the remaining holders cannot elect any members of the Board of Directors of the Company.

     The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

     The Charter of the Company authorizes the issuance of 10,000,000,000 shares of common stock at $.001 par value. A share of the Portfolio (or class) represents an equal proportionate interest in the Portfolio (or class) with each other share of the Portfolio (or class) and is entitled to a proportionate interest in the dividends and distributions from the Portfolio (or class). Additional information concerning the rights of share ownership is set forth in each Prospectus.

     The assets received by the Company for the issue or sale of shares of each class relating to the Portfolio and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, constitute the underlying assets of the Portfolio. The underlying assets of the Portfolio are segregated and are charged with the expenses with respect to the Portfolio. See "Expenses."

     The Charter further provides that the directors will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Charter protects a director against any liability to which a director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Charter provides for indemnification by the Company of the directors and the officers of the Company except with respect to any matter as to which any such person did not act in good faith and in the reasonable belief that his action was in or not opposed to the best interests of the Company. Such person may not be indemnified against any liability to the Company or the Company's shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Charter also authorizes the purchase of liability insurance on behalf of the Company's directors and officers.

     As described in each Prospectus, the Company will not normally hold annual shareholders' meetings. A special meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Company. At such time as less than a majority of the directors have been elected by the shareholders, the directors then in office will call a shareholders' meeting for the election of directors. In addition, directors may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Company and filed with the Company's transfer agent or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Company has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Except as otherwise disclosed in each Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

DIRECTORS AND OFFICERS

     The directors and executive officers of the Company and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each director and executive officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.



                                 POSITIONS HELD
    NAME, ADDRESS AND AGE        WITH REGISTRANT       PRINCIPAL OCCUPATION DURING PAST 5 YEARS
===================================================================================================
*CHARLES T. BAUER (79)           Director and      Chairman of the Board of Directors, A I M
                                 Chairman          Management Group Inc.; A I M Advisors, Inc.,
                                                   A I M Capital Management, Inc., A I M
                                                   Distributors, Inc., A I M Fund Services, Inc.
                                                   and Fund Management Company; and Vice
                                                   Chairman and Director, AMVESCAP PLC.
---------------------------------------------------------------------------------------------------
BRUCE L. CROCKETT (54)           Director          Director, ACE Limited (insurance company).
906 Frome Lane                                     Formerly, Director, President and Chief
McLean, VA  22102                                  Executive Officer, COMSAT Corporation and
                                                   Chairman, Board of Governors of INTELSAT
                                                   (international communications company).
---------------------------------------------------------------------------------------------------
OWEN DALY II (74)                Director          Director, Cortland Trust Inc. (investment
Six Blythewood Road                                company).  Formerly, Director, CF & I Steel
Baltimore, MD  21210                               Corp., Monumental Life Insurance Company
                                                   and Monumental General Insurance Company;
                                                   and Chairman of the Board of Equitable
                                                   Bancorporation.
---------------------------------------------------------------------------------------------------
EDWARD K. DUNN, JR. (63)         Director          Chairman of the Board of Directors, Mercantile
2 Hopkins Plaza, 20th Floor                        Mortgage Corp.  Formerly, Vice Chairman of
Baltimore, MD  21201                               the Board of Directors and President,
                                                   Mercantile - Safe Deposit & Trust Co.; and
                                                   President, Mercantile Bankshares.
---------------------------------------------------------------------------------------------------
JACK FIELDS (46)                 Director          Chief Executive Officer, Texana Global, Inc.
8810 Will Clayton Pkwy.                            (foreign trading company) and Twenty First
Jetero Plaza, Suite E                              Century Group, Inc. (a governmental affairs
Humble, TX  77338                                  company).  Formerly, Member of the U.S.
                                                   House of Representatives.
===================================================================================================

------------------
* A director who is an "interested person" of the Company and A I M Advisors, Inc. as defined in the 1940 Act.



                                 POSITIONS HELD
    NAME, ADDRESS AND AGE        WITH REGISTRANT       PRINCIPAL OCCUPATION DURING PAST 5 YEARS
===================================================================================================
**CARL FRISCHLING (61)          Director          Partner, Kramer, Levin, Naftalis & Frankel (law
919 Third Avenue                                   firm).  Formerly, Partner, Reid & Priest (law
New York, NY  10022                                firm).
---------------------------------------------------------------------------------------------------
*ROBERT H. GRAHAM (51)           Director and      Director, President and Chief Executive
                                 President         Officer, A I M Management Group Inc.;
                                                   Director and President, A I M Advisors, Inc.;
                                                   Director and Senior Vice President, A I M
                                                   Capital Management, Inc., A I M Distributors,
                                                   Inc.,  A I M Fund Services, Inc. and Fund
                                                   Management Company; and Director,
                                                   AMVESCAP PLC.
---------------------------------------------------------------------------------------------------
PREMA MATHAI-DAVIS (48)          Director          Chief Executive Officer, YWCA of the U.S.A.;
350 Fifth Avenue, Suite 301                        Commissioner, New York City Department for
New York, NY  10118                                the Aging; and Member of the Board of
                                                   Directors, Metropolitan Transportation
                                                   Authority of New York State
---------------------------------------------------------------------------------------------------
LEWIS F. PENNOCK (56)            Director          Attorney in private practice in Houston, Texas.
6363 Woodway, Suite 825
Houston, TX  77057
---------------------------------------------------------------------------------------------------
IAN W. ROBINSON (75)             Director          Formerly, Executive Vice President and Chief
183 River Drive                                    Financial Officer, Bell Atlantic Management
Tequesta, FL  33469                                Services, Inc. (provider of centralized
                                                   management services to telephone
                                                   companies); Executive Vice President, Bell
                                                   Atlantic Corporation (parent of seven
                                                   telephone companies); and Vice President and
                                                   Chief Financial Officer, Bell Telephone
                                                   Company of Pennsylvania and Diamond State
                                                   Telephone Company.
---------------------------------------------------------------------------------------------------
LOUIS S. SKLAR (59)              Director          Executive Vice President, Development and
Transco Tower, 50th Floor                          Operations, Hines Interests Limited
2800 Post Oak Blvd.                                Partnership (real estate development).
Houston, TX  77056
===================================================================================================


--------------------
* A director who is an "interested person" of the Company and A I M Advisors, Inc. as defined in the 1940 Act.

** A director who is an "interested person" of the Company as defined in the 1940 Act.


                                 POSITIONS HELD
    NAME, ADDRESS AND AGE        WITH REGISTRANT       PRINCIPAL OCCUPATION DURING PAST 5 YEARS
===================================================================================================
*** JOHN J. ARTHUR (54)          Senior Vice       Director, Senior Vice President and Treasurer
                                 President and     A I M Advisors, Inc.; Vice President and
                                 Treasurer         Treasurer, A I M Management Group Inc.,
                                                   A I M Capital Management, Inc., A I M
                                                   Distributors, Inc., A I M Fund Services, Inc.
                                                   and Fund Management Company.
---------------------------------------------------------------------------------------------------
GARY T. CRUM (51)                Senior Vice       Director and President, A I M Capital
                                 President         Management, Inc.; Director and Senior Vice
                                                   President, A I M Management Group Inc. and
                                                   A I M Advisors, Inc.; and Director, A I M
                                                   Distributors, Inc. and AMVESCAP PLC.
---------------------------------------------------------------------------------------------------
***CAROL F. RELIHAN (44)         Senior Vice       Director, Senior Vice President, General
                                 President         Counsel and  Secretary, A I M Advisors, Inc.;
                                 and Secretary     Vice President, General Counsel and
                                                   Secretary, A I M Management Group Inc.;
                                                   Director, Vice President and General Counsel,
                                                   Fund Management Company; Vice President,
                                                   A I M Capital Management, Inc. and  A I M
                                                   Distributors, Inc.; and Vice President and
                                                   General Counsel, A I M Fund Services, Inc.
---------------------------------------------------------------------------------------------------
DANA R. SUTTON (39)              Vice President    Vice President and Fund Controller, A I M
                                 and Assistant     Advisors, Inc.; and Assistant Vice President
                                 Treasurer         and Assistant Treasurer, Fund Management
                                                   Company.
---------------------------------------------------------------------------------------------------
STUART W. COCO (43)              Vice President    Senior Vice President, A I M Capital
                                                   Management, Inc.; and Vice President, A I M
                                                   Advisors, Inc.
---------------------------------------------------------------------------------------------------
MELVILLE B. COX (55)             Vice President    Vice President and Chief Compliance Officer,
                                                   A I M Advisors, Inc., A I M Capital
                                                   Management, Inc., A I M Distributors, Inc.,
                                                   A I M Fund Services, Inc. and Fund
                                                   Management Company.
---------------------------------------------------------------------------------------------------
KAREN DUNN KELLEY (38)           Vice President    Senior Vice President, A I M Capital
                                                   Management, Inc.; and Vice President, A I M
                                                   Advisors, Inc.
---------------------------------------------------------------------------------------------------
J. ABBOTT SPRAGUE (43)           Vice President    Director and President, Fund Management
                                                   Company; Director, A I M Fund Services, Inc.;
                                                   and Senior Vice President, A I M Advisors, Inc.
                                                   and A I M Management Group Inc.
===================================================================================================

--------------------
***     Mr. Arthur and Ms. Relihan are married to each other.

     The standing committees of the Board of Directors are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.

     The members of the Audit Committee are Messrs. Crockett, Daly, Dunn, Fields, Frischling, Pennock, Robinson (Chairman) and Sklar. The Audit Committee is responsible for meeting with the Company's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Company's fund accounting or its internal accounting controls, and for considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

     The members of the Investments Committee are Messrs. Bauer, Crockett, Daly, Dunn, Fields, Frischling, Pennock, Robinson and Sklar (Chairman). The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

     The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dunn, Fields, Pennock, Robinson and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested directors, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.


     All of the Company's directors also serve as directors or trustees of some or all of the other investment companies managed or advised by A I M Advisors, Inc. ("AIM") or distributed and administered by FMC. All of the Company's executive officers hold similar offices with some or all of such investment companies.

REMUNERATION OF DIRECTORS

     Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any committee thereof. Each director who is not also an officer of the Company is compensated for his or her services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of other regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each such director receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

     Set forth below is information regarding compensation paid or accrued for each director of the Company:

===================================================================================================
DIRECTOR                           AGGREGATE            RETIREMENT                  TOTAL
                                 COMPENSATION            BENEFITS               COMPENSATION
                               FROM COMPANY(1)           ACCRUED           FROM ALL AIM FUNDS(3)
                                                   BY ALL AIM FUNDS(2)
---------------------------------------------------------------------------------------------------

Charles T. Bauer                             -0-                     -0-                       -0-
---------------------------------------------------------------------------------------------------
Bruce L. Crockett                         $1,639                $ 67,774                   $84,000
---------------------------------------------------------------------------------------------------
Owen Daly II                              $1,639                $103,542                   $84,000
---------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr. (4)                   $  110                     -0-                       -0-
---------------------------------------------------------------------------------------------------
Jack M. Fields                            $1,628                     -0-                   $71,000
---------------------------------------------------------------------------------------------------
Carl Frischling (5)                       $1,639                $ 96,520                   $84,000
---------------------------------------------------------------------------------------------------
Robert H. Graham                             -0-                     -0-                       -0-
---------------------------------------------------------------------------------------------------
John F. Kroeger (6)                       $1,586                $ 94,132                   $82,500
---------------------------------------------------------------------------------------------------
Prema Mathai-Davis (4)                       -0-                     -0-                       -0-
---------------------------------------------------------------------------------------------------
Lewis F. Pennock                          $1,639                $ 55,777                   $84,000
---------------------------------------------------------------------------------------------------
Ian W. Robinson                           $1,639                $ 85,912                   $84,000
---------------------------------------------------------------------------------------------------
Louis S. Sklar                            $1,639                $ 84,370                   $83,500
==================================================================================================

(1) The total amount of compensation deferred by all Directors of the Company during the fiscal year ended March 31, 1998, including interest earned thereon, was $9,056.

(2) During the fiscal year ended March 31, 1998, the total amount of expenses allocated to the Company in respect of such retirement benefits was $6,544. Data reflect compensation for the calendar year ended December 31, 1997.

(3) Each Director serves as a director or trustee of a total of 12 registered investment companies advised by AIM (comprised of over 50 portfolios). Data reflects total compensation for the calendar year ended December 31, 1997.

(4) Mr. Dunn and Ms. Mathai-Davis did not serve as Directors during the calendar year ended December 31, 1997.

(5) The Company paid the law firm of Kramer, Levin, Naftalis & Frankel $4,852 in legal fees for services provided to the Company during the fiscal year ended March 31, 1998. Mr. Frischling, a Director of the Company, is a partner in such firm.

(6) Mr. Kroeger resigned as a Director of the Company on June 11, 1998 and on that date became a consultant to the Company.

AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

     Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible director is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 75% of the retainer paid or accrued by the Applicable AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the director) for the number of such Director's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible director in quarterly installments for a period of no more than five years. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director, for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.


     Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming a specified level of compensation and years of service classifications. The estimated credited years of service as of March 31, 1998, for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Pennock, Robinson, Sklar and Ms. Mathai-Davis are 10, 11, 0, 1, 20, 20, 16, 10, 8 and 0 years, respectively.

                     ESTIMATED BENEFITS
                            UPON
                         RETIREMENT

                   Annual Retainer Paid By
                        All AIM Funds
                                   $80,000
                         =================
  Number of              10        $60,000
  Years of               -----------------
Service with              9        $54,000
  the AIM                -----------------
   Funds                  8        $48,000
                         -----------------
                          7        $42,000
                         -----------------
                          6        $36,000
                         -----------------
                          5        $30,000
                         =================


DEFERRED COMPENSATION AGREEMENTS

     Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors elected to defer receipt of 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five (5) or ten (10) years (depending on the Agreement) beginning on the date the deferring director's retirement benefits commence under the Plan. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Company. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

     During the fiscal year ended March 31, 1998, $11,636 in directors' fees and expenses were allocated to the Portfolio.

THE INVESTMENT ADVISOR

     A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as investment advisor to the Portfolio pursuant to a Master Investment Advisory Agreement (the "Advisory Agreement"). AIM, which was organized in 1976, together with its subsidiaries, advises, manages or administers over 90 investment company portfolios encompassing a broad range of investment objectives.

     AIM is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Portfolio's principal underwriter, FMC. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail fund businesses in the United States, Europe and the Pacific Region. Certain of the directors and officers of AIM are also executive officers of the Company and their affiliations are shown under "Directors and Officers."

     FMC is a registered broker-dealer and wholly owned subsidiary of AIM. FMC acts as distributor of the shares of the Portfolio.

     AIM and the Company have adopted a Code of Ethics which requires investment personnel and certain other employees (a) to pre-clear all personal securities transactions subject to the Code of Ethics, (b) to file reports or duplicate confirmations regarding such transactions, (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund, and (d) to abide by certain other provisions under the Code of Ethics. The Code of Ethics also prohibits investment personnel and all other AIM employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews quarterly and annual reports (including information on any substantial violations of the Code of Ethics). Sanctions for violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

     The Advisory Agreement will continue from year to year, provided that it is specifically approved at least annually by the Company's Board of Directors and by the affirmative vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party (the "Qualified Directors") by votes cast in person at a meeting called for such purpose. The Company or AIM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

     Pursuant to the terms of the Advisory Agreement, AIM: (a) supervises and manages all aspects of the Company's operations; (b) provides the Company with certain executive, administrative and clerical services as deemed advisable by the Board of Directors; (c) provides the Company with, or obtains for the Company, adequate office space and all necessary equipment and services, including telephone services, utilities, stationery supplies and similar items for the Company's principal office; (d) arranges, but does not pay for, the periodic updating of prospectuses and statements of additional information (and supplements thereto), proxy materials, tax returns, reports to the Company's shareholders and reports to and filings with the SEC and state Blue Sky authorities; (e) provides the Company's Board of Directors on a regular basis with financial reports and analyses of the Company's operations and the operation of comparable funds; (f) obtains and evaluates pertinent information about significant developments and economic, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or the Company and whether concerning the individual issuers whose securities are included in the Company's Portfolio; (g) determines which issuers and securities shall be represented in the Portfolio and regularly reports thereon to the Board of Directors; (h) formulates and implements continuing programs for purchases and sales of securities for the Portfolio; and (i) takes, on behalf of the Company, all actions which appear to the Company to be necessary to carry into effect such purchase and sale programs, including the placing of orders for the purchase and sale of portfolio securities. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Company's Board of Directors. AIM shall not be liable to the Company or its shareholders for any act or omission by AIM or for any loss sustained by the Company or its shareholders, except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     As compensation for its advisory services under the Advisory Agreement, AIM receives a fee from the Company with respect to the Portfolio, calculated daily and paid monthly, at the annual rate of 0.25% of the first $500 million of the Portfolio's aggregate average daily net assets, plus 0.20% of the Portfolio's aggregate average daily net assets in excess of $500 million. Pursuant to the Advisory Agreement between the Company and AIM currently in effect and under an investment advisory agreement in effect prior to February 28, 1997 which provided for the same level of compensation to AIM, for the fiscal years ended March 31, 1998, 1997 and 1996, the fees paid by the Company to AIM with respect to the Portfolio were $1,670,427, $1,720,635 and $1,819,232, respectively (after giving effect to fee waivers for the fiscal years ended March 31, 1998, 1997 and 1996 of $683,910, $625,513 and $690,397, respectively).

     In order to increase the yield to investors, AIM may, from time to time, waive or reduce its fee while retaining the right to be reimbursed prior to year end. Fee waivers or reductions, other than those set forth in the Advisory Agreement, may be rescinded, however, at any time without further notice to investors. The fee waivers currently in effect are shown in each Prospectus.

     The Advisory Agreement provides that, upon the request of the Board of Directors, AIM may perform (or arrange for the performance of) certain additional services on behalf of the Portfolio which are not required by the Advisory Agreement. AIM may receive reimbursement or reasonable compensation for such additional services, as may be agreed upon by AIM and the Board of Directors, based upon a finding by the Board of Directors that the provision of such services would be in the best interest of the Portfolio and its shareholders. The Board of Directors has made such a finding and, accordingly, the Company has entered into the Master Administrative Services Agreement under which AIM will provide the additional services described below under the caption "Administrator."

ADMINISTRATOR

     AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement between AIM and the Company (the "Administrative Services Agreement").

     Under the Administrative Services Agreement, AIM performs, or arranges for the performance of, accounting and other administrative services for the Portfolio, which are not required to be performed by AIM under the Advisory Agreement. As full compensation for the performance of such services, AIM is reimbursed for any personnel and other costs (including applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Company and of persons working under his supervision for maintaining the financial accounts and books and records of the Company, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such reimbursements must be annually approved, and the amounts paid will be periodically reviewed, by the Company's Board of Directors.

     Pursuant to the Administrative Services Agreement and under a similar arrangement in effect prior to February 28, 1997, AIM received reimbursements for the fiscal years ended March 31, 1998, 1997 and 1996 in the amounts of $66,515, $70,077 and $75,960, respectively, by the Portfolio.

EXPENSES

     AIM and FMC furnish, without cost to the Company, the services of the President, Secretary and one or more Vice Presidents of the Company and such other personnel as are required for the proper conduct of the Company's affairs and to carry out their obligations under the Advisory Agreement and the Distribution Agreement. AIM maintains, at its expense and without cost to the Company, a trading function in order to carry out its obligations to place orders for the purchase and sale of portfolio securities for the Company. FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the shares of the Class.

     The Company pays, or causes to be paid, all other expenses of the Company, including, without limitation, the fees paid to AIM; the charges and expenses of any registrar, any custodian or depository appointed by the Company for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents; brokers' commissions in connection with portfolio securities transactions of the Company; all taxes, including securities issuance and transfer taxes, and fees payable to federal, state or other governmental agencies; the costs and expenses of engraving or printing share certificates; all costs and expenses in connection with registration and maintenance of registration with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing proxy statements, reports to shareholders, prospectuses and statements of additional information of the Company and supplements thereto (except reports to shareholders and prospectuses distributed to potential shareholders of the Company which are paid for by FMC); expenses of shareholders' and directors' meetings; fees and travel expenses of directors or director members of any advisory board or committee; expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside pricing service; fees and expenses of legal counsel and of independent accountants; membership dues of industry associations; interest payable on borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Company; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Company's operations unless otherwise explicitly assumed by AIM or FMC.


     Expenses of the Company except those stated below are pro-rated among the classes of the Company based upon the relative net assets of each class. Distribution expenses of a class are charged against the income available for distribution as dividends to such class.


TRANSFER AGENT AND CUSTODIAN

     A I M Fund Services, Inc. ("AFS"), a wholly owned subsidiary of AIM, serves as transfer agent and dividend disbursing agent for the shares of all classes of the Portfolio pursuant to a Transfer Agency and Service Agreement. AFS receives an annual fee from the Company for its services in such capacity in the amount of 0.009% of average daily net assets of the Company, payable monthly. Such compensation may be changed from time to time as is agreed to by AFS and the Company. The address of AFS is P.O. Box 4497, Houston, Texas 77210-4497.

     The Bank of New York ("BONY") acts as custodian for the Company's portfolio securities and cash. BONY receives such compensation from the Company for its services in such capacity as is agreed to from time to time by BONY and the Company. The address of BONY is 90 Washington Street, 11th Floor, New York, New York 10286.

REPORTS

     The Company furnishes shareholders with semi-annual reports containing information about the Company and its operations, including a schedule of investments held in the Portfolio and its financial statements. The annual financial statements are audited by the Company's independent auditors. The Board of Directors has selected KPMG Peat Marwick LLP, 700 Louisiana, Houston, Texas 77002, as the independent auditors to audit the financial statements and review the tax returns of the Portfolio.

SUB-ACCOUNTING

     The Company and FMC have arranged for AFS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Company or FMC for these sub-accounting services. In addition, shareholders utilizing certain versions of AIM LINK -- Registered Trademark -- Remote, a personal computer application software product, may receive sub-accounting services via such software.

PRINCIPAL HOLDERS OF SECURITIES

     To the best of the knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Portfolio as of October 30, 1998, and the percentage of the Portfolio's amount of outstanding shares owned by such shareholders as of such date are as follows:

      NAME AND ADDRESS                   PERCENT OWNED
      OF RECORD OWNER                    OF RECORD ONLY/(a)/

  ---------------                    --------------

INSTITUTIONAL CLASS
-------------------

NationsBank of Texas, N.A.                   23.64%/(b)/
1401 Elm Street, 11th Floor
P.O. Box 831000
Dallas, TX  75283-1000

Frost National Bank                          10.26%
P.O. Box 2358
San Antonio, TX  78299

Chase Bank of Texas fbo OBIE & Co.            9.56%
Attn:  STIF UNIT
18 HCB 340
P.O. Box 2558
Houston, TX  77252-8098

Trust Company Bank                            9.51%
Center 3139
P.O. Box 105504
Atlanta, GA 30348

First Trust/Var & Co.                         7.09%
Funds Control Suite 0404
180 East Fifth Street
St. Paul, MN 55101

Nationsfund                                   5.23%
C/O the Bank of New York
90 Washington St.
New York, NY 10286

PRIVATE INVESTMENT CLASS
------------------------

The Bank of New York                         36.45%/(b)/
4 Fisher Lane
White Plains, NY  10603

Cullen/Frost Discount Brokers                27.84%/(b)/
P.O. Box 2358
San Antonio, TX  78299


/(a)/ The Company has no knowledge as to whether all or any portion of the shares of the class owned of record are also owned beneficially. /(b)/ A shareholder who holds more than 25% of the outstanding shares of a portfolio may be presumed to be in "control" of such portfolio, as defined in the 1940 Act.

First National Bank of Chicago          7.73%
Mail Suite 0126
Attention Sweep Coordinator
Chicago, IL 60670-0126

Oppenheimer & Co., Inc.                 6.99%
Oppenheimer Tower
World Financial Center
New York, NY  10281

New Haven Savings Bank                  6.37%
Trust Department
P.O. Box 302
New Haven, CT 06502


     AIM provided the initial capitalization for the Cash Management Class, the Personal Investment Class, the Reserve Class and the Resource Class of the Portfolio and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of each such class. The Company expects that the sale of the shares of such classes to the public pursuant to its Prospectuses will promptly reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding of each class.

     To the best of the knowledge of the Company, as of October 30, 1998, the directors and officers of the Company as a group beneficially owned less than 1% of each class of the outstanding shares of the Portfolio.


                        SHARE PURCHASES AND REDEMPTIONS

PURCHASES AND REDEMPTIONS

     A complete description of the manner by which the shares of a particular class may be purchased, redeemed or exchanged appears in each Prospectus under the heading "Purchase of Shares."

     The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Company not reasonably practicable.

     A "Business Day" of the Company is any day on which member banks of the Federal Reserve Bank of New York and the Bank of New York are open for business. The Company, however, reserves the right to change the time for which purchase and redemption requests must be submitted to the Company for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

NET ASSET VALUE DETERMINATION

     The net asset value of the shares of each class of the Portfolio is determined twice daily as of the times shown in each Prospectus on each Business Day of the Company, as defined in each Prospectus. For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio;
(d) dividing
the resulting amount by the number of shares outstanding of the Portfolio; and
(e) rounding such per share net asset value to the nearest whole cent.

     The debt instruments held in the Portfolio are valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Company would receive if it sold the entire portfolio.

     The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, which require the Company to adhere to certain conditions. The Portfolio will invest only in "Eligible Securities," as defined in Rule 2a-7 of the 1940 Act, which the Board of Directors has determined present minimal credit risks. Rule 2a-7 also requires, among other things, that the Portfolio maintain a dollar-weighted portfolio maturity of 90 days or less and purchase only U.S. dollar-denominated instruments having remaining maturities of 397 calendar days or less.

     The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of the portfolio holdings by the Board of Directors, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to purchasers or existing holders of any class of shares of the Portfolio. In the event the Board of Directors determines that such a deviation exists for any class of shares of the Portfolio, it will take such corrective action as the Board of Directors deems necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; the redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

THE DISTRIBUTION AGREEMENT

     The Company has entered into a distribution agreement (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. See "Directors and Officers" and "The Investment Advisor" for information as to the affiliation of certain directors and officers of the Company with FMC, AIM and AIM Management.

     The Distribution Agreement provides that FMC has the exclusive right to distribute shares either directly or through other broker-dealers. The Distribution Agreement also provides that, except as may otherwise be provided in a distribution plan pursuant to Rule 12b-1 adopted by the Company's Board of Directors, FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Company and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares.

     The Distribution Agreement will continue from year to year, provided that it is specifically approved at least annually by the Company's Board of Directors and the affirmative vote of the directors who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Company or FMC may terminate the Distribution Agreement on sixty days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

     FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or banks who sell a minimum dollar amount of the shares of a particular class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus or payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the class sold. Any such bonus or incentive programs will not change the price paid by investors for the purpose of shares or the amount received as proceeds from such sales. Dealers or institutions may not use sales of the shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

     The Company has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class.

     Pursuant to the Plan, the Company may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive compensation from the Portfolio for servicing investors as beneficial owners of shares of the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class of the Portfolio. These services may include among other things: (i) answering customer inquiries regarding shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting;
(iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment in shares of these classes of customer cash account balances; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Company may request on behalf of shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation.

     The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.

     The Plan requires the officers of the Company to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Directors shall review these reports in connection with their decisions with respect to the Plan.

     With respect to the Private Investment Class, the amount paid to dealers and financial institutions pursuant to the Plan for the fiscal year ended March 31, 1998 was $135,349 (or an amount equal to 0.25% of the average daily net assets of such class). With respect to the Private Investment Class, FMC received no compensation pursuant to the Plan for the fiscal year ended March 31, 1998.

     As required by Rule 12b-1 under the 1940 Act, the Plan has been approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Directors"). In approving the Plan in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Company and the holders of shares of the applicable classes of the Portfolio.

     The Plan, unless sooner terminated in accordance with its terms, shall continue in effect as to each applicable class from year to year as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.

     FMC is a wholly owned subsidiary of AIM, an indirect wholly owned subsidiary of AMVESCAP PLC. Charles T. Bauer, a Director and Chairman of the Company, and Robert H. Graham, a Director and President of the Company, own shares of AMVESCAP PLC.

     The Plan may be terminated as to a particular class of the Portfolio by vote of a majority of the Qualified Directors, or by vote of a majority of the holders of the outstanding voting securities of such class. Any change in the Plan that would increase materially the distribution expenses paid by an applicable class requires shareholder approval; otherwise, the Plan may be amended by the directors, including a majority of the Qualified Directors, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified
Directors.

BANKING REGULATIONS

     The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the Company and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Company might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

     In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to register as dealers pursuant to state law.

     The Plan complies with the Conduct Rules of the National Association of Securities Dealers, Inc. and provides for payment of a service fee to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of each applicable class of the Portfolio, in amounts of up to 0.25% of the average net assets of such class of the Portfolio attributable to the customers of such dealers or financial institutions. Payments to dealers and other financial institutions in excess of such amount and payments to FMC would be characterized as an asset-based sales charge pursuant to the amended Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each applicable class.


                            PERFORMANCE INFORMATION

     As stated under the caption "Yield Information" in each Prospectus, yield information for the shares of each class of the Portfolio may be obtained by calling the Company at (800) 659-1005.

     Calculations of yield will take into account the total income received by the Portfolio, including taxable income, if any; however, the Company intends to invest its assets so that 100% of its annual interest income will be tax-exempt. To the extent that institutions charge fees in connection with services provided in conjunction with the Company, the yield will be lower for those beneficial owners paying such fees.

     The current yields quoted will be the net average annualized yield for an identified period, usually seven consecutive calendar days. Yields will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include any realized gains and losses or unrealized appreciation or depreciation and income other than investment income) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Company may also furnish a quotation of effective yields that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yields for the period, which will be computed by compounding the unannualized current yields for the period by adding 1 to the unannualized current yields, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

     In addition, the Company may furnish a tax equivalent yield which is the rate an investor would have to earn from a fully taxable investment in order to equal the share's yield after taxes. Tax equivalent yields are calculated by dividing the share's yield by one minus the stated federal or combined federal and state tax rate (if only a portion of the share's yield was tax-exempt, only that portion is adjusted in the calculation).

     For the seven-day period ended September 30, 1998, the current and effective yields for the Private Investment Class were 3.44% and 3.50%, respectively. Assuming a tax rate of 39.6% these yields for the Private Investment Class on a tax-equivalent basis were 5.70% and 5.79%, respectively. For the seven-day period ended September 30, 1998, the current and effective yields for the Institutional Class were 3.69% and 3.76%, respectively. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.


                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

     Information concerning the Portfolio's investment objective and fundamental and operating policies is set forth in each Prospectus. The principal features of the Portfolio's investment program and the primary risks associated with that investment program are also discussed in each Prospectus. There can be no assurance that the Portfolio will achieve its objective. The values of the securities in which the Portfolio invests fluctuate based upon interest rates, the financial stability of the issuer and market factors. The following is a more detailed description of the portfolio instruments eligible for purchase by the Portfolio, which augments the summary of the Portfolio's investment program which appears under the heading "Investment Program" in each Prospectus.

     As set forth in each Prospectus, the Portfolio will limit its purchases of securities to U.S. dollar-denominated securities which are "First Tier" securities, as such term is defined from time to time in Rule 2a-7 under the 1940 Act. A First Tier Security is generally a security that: (i) has received a short-term rating, or is subject to a guarantee that has received a short-term rating, or, in either case, is issued by an issuer with a short-term rating from the Requisite NRSROs in the highest short-term rating category for debt obligations; (ii) is an unrated security that the Portfolio's investment adviser has determined is of comparable quality to a rated security described in (i);
(iii) is a security issued by a registered investment company that is a money market fund; or (iv) is a Government Security. The term "Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO. At present, the NRSROs are: Standard & Poor's Corp., Moody's Investors Services, Inc., Thomson Bankwatch, One, Duff and Phelps, Inc., Fitch Investors Services, Inc. and, with regard to certain types of securities, IBCA Ltd and its subsidiary, IBCA, Inc. Subcategories or gradations in ratings (such as "+" or "-") do not count as rating categories.

     Subsequent to its purchase by the Portfolio, an issue of Municipal Securities may cease to be a First Tier security. Subject to certain exceptions set forth in Rule 2a-7, such an event will not require the elimination of the security from the Portfolio, but AIM will consider such an event to be relevant in its determination of whether the Portfolio should continue to hold the security. To the extent that the ratings applied by an NRSRO to Municipal Securities may change as a result of changes in these rating systems, the Company will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.

     The Portfolio may, from time to time, invest in taxable short-term investments ("Temporary Investments") consisting of obligations of the U.S. Government, its agencies or instrumentalities, and repurchase agreements (instruments under which the seller agrees to repurchase the security at a specified time and price) relating thereto; commercial paper rated within the highest rating category by a recognized rating agency; and certificates of deposit of domestic banks with assets of $1.5 billion or more as of the date of their most recently published financial statements. The Portfolio may invest in Temporary Investments, for example, due to market conditions or pending the investment of proceeds from the sale of shares of the Portfolio or proceeds from the sale of Portfolio securities or in anticipation of redemptions. Although interest earned from such Temporary Investments will be taxable as ordinary income, the Portfolio intends to minimize taxable income through investment, when possible, on short-term tax-exempt securities, which may include shares of other investment companies whose dividends are tax-exempt. See "Investment Restrictions" for limitations on the Fund's ability to invest in repurchase agreements and in shares of other investment companies. It is a fundamental policy of the Company that the Portfolio's assets will be invested so that at least 80% of the Portfolio's income will be exempt from federal income taxes, and it is the Company's present intention (but it is not a fundamental policy) to invest the Portfolio's assets so that 100% of the Portfolio's annual interest income will be tax-exempt. Accordingly, the Portfolio may hold cash reserves pending the investment of such reserves in Municipal Securities.

MUNICIPAL SECURITIES

     "Municipal Securities" include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the size and purpose of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters - Tax Matters" in this Statement of Additional Information.

     The two major classifications of Municipal Securities are bonds and notes. Bonds may be further categorized as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Portfolio's assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities in the Portfolio will vary from time to time.

     The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, maturity of the obligation, and rating of the issue. The yield realized by holders of a class of a portfolio will be the yield realized by the portfolio on its investments reduced by the general expenses of the Company and those expenses attributable to such class. The market values of the Municipal Securities held by the Portfolio will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security the market value of such Municipal Security will generally decrease. Conversely, if yields on such Municipal Security decrease, the market value of such security will generally increase.

DIVERSIFICATION REQUIREMENTS

     As a money market fund, the Portfolio is subject to the diversification requirements of Rule 2a-7 under the 1940 Act. This Rule sets forth two different diversification requirements: one applicable to the issuer of Municipal Securities (provided that such securities are not subject to a demand feature or a guarantee), and one applicable to Municipal Securities with demand features or guarantees.

     The issuer diversification requirement provides that the Portfolio may not invest in the securities of any issuer if, as a result, more than 5% of its total assets would be invested in securities issued by such issuer. If the securities are subject to a demand feature or guarantee, however, they are not subject to this requirement. Moreover, for purposes of this requirement, the issuer of a security is not always the nominal issuer. Instead, in certain circumstances, the underlying obligor of a security is deemed to be the issuer of the security. Such circumstances arise for example when another political subdivision agrees to be ultimately responsible for payments of principal and interest on a security or when the assets and revenues of a non-governmental user of the facility financed with the Municipal Securities secures repayment of such securities.

     The diversification requirement applicable to Municipal Securities subject to a demand feature or guarantee provides that, with respect to 75% of its total assets, the Portfolio may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same entity. A demand feature permits the Portfolio to sell a Municipal Security at approximately its amortized cost value plus accrued interest at specified intervals upon no more than 30 days' notice. A guarantee includes a letter of credit, bond insurance and an unconditional demand feature (provided the demand feature is not provided by the issuer of the security.)

INVESTMENT RATINGS

     The following is a description of the factors underlying the tax-exempt debt ratings of Moody's, S&P and Fitch Investors Service, Inc. ("Fitch"):

                         MOODY'S MUNICIPAL BOND RATINGS

                                      Aaa

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

     Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

     Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in the Aa group when assigning ratings to: industrial development bonds; and bonds secured by either a letter of credit or bond insurance. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


                              MOODY'S DUAL RATINGS

     In the case of securities with a demand feature, two ratings are assigned; one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.


                        MOODY'S SHORT-TERM LOAN RATINGS

     Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (or MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

     A short-term rating may also be assigned on an issue having a demand feature (i.e., a variable rate demand obligation or VRDO). Short-term ratings on issues with demand features may be differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates, and payment relying on external liquidity. Additionally, the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

     A VMIG rating may be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

                                  MIG 1/VMIG 1

     This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.


                        MOODY'S COMMERCIAL PAPER RATINGS

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

     Moody's employs the following two designations, each judged to be investment grade, to indicate the relative repayment capacity of rated issuers.


                                    PRIME-1

     Issuers (or related supporting institutions) rated Prime-1 (P-1) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.


                           S&P MUNICIPAL BOND RATINGS

     A S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The ratings are based, in varying degrees, on the following considerations: likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


                                      AAA

     Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

     Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.


                                S&P DUAL RATINGS

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the demand feature (e.g., AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (e.g., SP-1+/A-l+).


                           S&P MUNICIPAL NOTE RATINGS

     A S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note); and source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

     The highest note rating symbol is as follows:

                                      SP-1

     Category denotes very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.


                          S&P COMMERCIAL PAPER RATINGS

     S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     The highest rating category is as follows:

                                      A-1

     This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

                               FITCH BOND RATINGS

     Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

     Bonds that have the same ratings are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

                                      AAA

     Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

     Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1."

     Plus (+) Minus (-) - Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     NR - Indicates that Fitch does not rate the specific issue.


                            FITCH SHORT-TERM RATINGS

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     The highest Fitch short-term rating is as follows:

     Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS

     The Portfolio may purchase Municipal Securities on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The Portfolio may purchase or sell Municipal Securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the when-issued securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase when-issued or delayed delivery Municipal Securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable. No additional when-issued or delayed delivery commitments will be made if more than 25% of the Portfolio's net assets would thereby become so committed.

     If the Portfolio purchases a when-issued or delayed delivery security, the Company will direct its custodian bank to collateralize the when-issued or delayed delivery commitment by segregating liquid assets of a dollar value sufficient at all times to make payment for the when-issued or delayed delivery securities. Such segregated liquid assets will be marked-to-market, and the amount segregated will be increased if necessary to maintain adequate coverage of the Portfolio's when-issued or delayed delivery commitments.

     Securities purchased on a when-issued or delayed delivery basis and the other securities held in the Portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., experiencing appreciation when interest rates fall). Therefore, if in order to achieve higher interest income the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued or delayed delivery basis, there is a possibility that the Portfolio will experience greater fluctuation in the market value of its assets.

     Furthermore, when the time comes for the Portfolio to meet its obligations under when-issued or delayed delivery commitments, the Portfolio will do so by use of its then available cash, by the sale of segregated liquid assets, by the sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued or delayed delivery securities themselves (which may have a market value greater or less than the Portfolio's payment obligation thereunder). The sale of securities to meet such obligations carries with it a greater potential for the realization of net short-term capital gains, which are not exempt from federal income taxes. The value of when-issued or delayed delivery securities on the settlement date may be more or less than the purchase price.

     In a delayed delivery transaction, the Portfolio relies on the other party to complete the transaction. If the transaction is not completed, the Portfolio may miss a price or yield considered to be advantageous.

VARIABLE OR FLOATING RATE INSTRUMENTS

     The Portfolio may invest in Municipal Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Such readjustment may be based either upon a predetermined standard, such as a bank prime rate or the U.S. Treasury bill rate, or upon prevailing market conditions. Variable or floating interest rates generally reduce changes in the market price of Municipal Securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed rate obligations. Rule 2a-7 under the 1940 Act provides special rules for calculating the maturity date of variable and floating rate securities for purposes of determining whether such securities qualify as "Eligible Securities."

     Many Municipal Securities with variable or floating interest rates purchased by the Portfolio are subject to payment of principal and accrued interest (usually within seven days) on the Portfolio's demand. The terms of such demand instruments require payment of principal and accrued interest from the issuer, a guarantor and/or a liquidity provider. All variable or floating rate instruments will meet the quality standards of the Portfolio. AIM will monitor the pricing, quality and liquidity of the variable or floating rate Municipal Securities held by the Portfolio.

SYNTHETIC MUNICIPAL INSTRUMENTS

     The Portfolio may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. The types of synthetic municipal instruments in which the Portfolio may invest include tender option bonds and variable rate trust certificates. Both types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Portfolio. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "tender option bond" provides a certificate holder with the conditional right to sell its certificate to the Sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional demand feature the right to tender its certificate at par value plus accrued interest.

     Because synthetic municipal instruments involve a trust or custodial account and a third party conditional put feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly. For further information regarding certain risks associated with investing in synthetic municipal instruments see each Prospectus under the caption "Investment Program--Synthetic Municipal Instruments."

INVESTMENT RESTRICTIONS

     The most significant investment restrictions applicable to the Portfolio's investment program are set forth in each Prospectus. Additionally, as a matter of fundamental policy which may not be changed without a vote of all classes of shareholders of the Portfolio, the Portfolio will not:

     (1) borrow money or pledge, mortgage or hypothecate the assets of the Portfolio except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the Portfolio's total assets, except that the Portfolio may purchase when-issued securities consistent with the Portfolio's investment objectives and policies; provided that the Portfolio will repay all borrowings (other than when-issued purchases) before making additional investments;

     (2) lend money or securities except to the extent that the Portfolio's investments may be considered loans;

     (3) purchase or sell puts, calls, straddles, spreads or combinations thereof;

     (4) invest in companies for the purpose of exercising control, except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

     (5) underwrite any issue of securities, except to the extent that the purchase of securities, either directly from the issuer or from an underwriter for an issuer, and the later disposition of such securities in accordance with the Portfolio's investment program, may be deemed an underwriting;

     (6) purchase or sell real estate, but this shall not prevent investments in securities secured by real estate or interests therein;

     (7) sell, securities short or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions; or

     (8) purchase or sell commodities or commodity futures contracts.


                             PORTFOLIO TRANSACTIONS

GENERAL BROKERAGE POLICY

     AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate (as applicable). While AIM seeks reasonably competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

     In the event the Portfolio purchases securities traded over-the-counter, the Portfolio deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

     AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Portfolio and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Portfolio and of the other AIM Funds. In connection with (3) above, the Portfolio's trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

     AIM will seek, whenever possible, to recapture for the benefit of the Portfolio any commissions, fees, brokerage or similar payments paid by the Portfolio on portfolio transactions. Normally, the only fees which AIM can recapture are the soliciting dealer fees on the tender of the Portfolio's securities in a tender or exchange offer.

     The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Company. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

     The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

     Under the 1940 Act, certain persons affiliated with the Company are prohibited from dealing with the Company as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Company from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Company are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase municipal securities being publicly underwritten by such syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Company may, from time to time, serve as placement agent or financial advisor to an issuer of Municipal Securities and be paid a fee by such issuer. The Portfolio may purchase such Municipal Securities directly from the issuer, provided that the purchase is reviewed by the Company's Board of Directors and a determination is made that the placement fee or other remuneration paid by the issuer to a person affiliated with the Company is fair and reasonable in relation to the fees charged by others performing similar services. During the fiscal years ended March 31, 1998, 1997 and 1996, no securities or instruments were purchased by the Portfolio from issuers who paid placement fees or other compensation to a broker affiliated with the Portfolio.

ALLOCATION OF PORTFOLIO TRANSACTIONS

     AIM and its affiliates manage several other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

SECTION 28(e) STANDARDS

     Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.

     Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally or in written form. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

     The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

     In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

     Dividends with respect to each class of the Portfolio are declared to shareholders of record immediately after 3:00 p.m. Eastern time on the date of declaration. Accordingly, dividends accrue on the first day that a purchase order for shares of a particular class is effective, provided that the purchase order has been accepted prior to 3:00 p.m. Eastern time and payment in the form of federal funds wired has been received by AFS. Dividends do not accrue on the day that a redemption order is effective, unless the redemption is effective after 12:30 p.m. on that day and redemption proceeds have not been wired to the shareholder on the same day. Thus, if a purchase order is accepted prior to 3:00 p.m. Eastern time, the shareholder will receive its pro rata share of dividends beginning with those declared on that day.

     Should the Company incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio were reduced, or were anticipated to be reduced, below $1.00, the Board of Directors might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense or loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in each Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in each Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

     The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least (a) 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and
(b) 90% of its tax-exempt income (net of allocable expenses and amortized bond premium) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.

     In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

     If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

     A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. Undistributed tax-exempt interest on Municipal Securities is not subject to the excise tax. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

DISTRIBUTIONS

     The Portfolio intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Portfolio's taxable year at least 50% of the Portfolio's total assets consists of Municipal Securities, which are exempt from federal income tax. Distributions from the Portfolio will constitute exempt-interest dividends to the extent of the Portfolio's tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Portfolio are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax ("AMT") in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by the Portfolio of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed below.

     AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain "private activity" Municipal Securities issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and noncorporate taxpayers. In addition, exempt-interest dividends derived from all Municipal Securities, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI. Pursuant to the Taxpayer Relief Act of 1997, certain small corporations are wholly exempt from the AMT.

     Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income subject to federal income tax. Further, a shareholder of the Portfolio is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Portfolio. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Portfolio will likely be subject to tax on dividends paid by the Portfolio which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

     The Portfolio anticipates distributing substantially all of its investment company taxable income, if any, for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the dividends-received deduction for corporations.

     The Portfolio may either retain or distribute to shareholders its net capital gain, if any, for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Realized market discount on Municipal Securities purchased after April 30, 1993, will be treated as ordinary income and not as capital gain.

     Distributions by the Portfolio that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

     Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders electing to reinvest a distribution in additional shares will be treated as receiving a distribution in an amount equal to the net asset value of the shares acquired, determined as of the reinvestment date.

     Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made.
However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

     The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, if any, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or
(3) who has failed to certify to a Portfolio that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

     If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including short-term capital gains) and return of capital distributions will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, capital gain dividends (if any) and exempt-interest dividends.

     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends (if any) and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions (other than exempt-interest dividends) that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of their foreign status.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Recently proposed regulations may change information provided here. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on December 18, 1998. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Rules of state and local taxation of ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

                              FINANCIAL STATEMENTS












                                      FS

SCHEDULE OF INVESTMENTS
September 30, 1998
(Unaudited)

                                              RATING(a)    PAR
                                             S&P  MOODY'S (000)      VALUE
SHORT-TERM MUNICIPAL OBLIGATIONS - 106.72%
ALABAMA - 1.76%
Birmingham (City of); Series 1998 GO
  4.00%, 06/01/11(b)(c)                      A-1  VMIG-1  $4,000 $    4,000,000
-------------------------------------------------------------------------------
Birmingham (City of)
 (YMCA-Birmingham); Public Park and
 Recreation Board RB
  4.00%, 06/01/16(b)(c)                      --   VMIG-1   3,210      3,210,000
-------------------------------------------------------------------------------
Huntsville (City of); Series A Warrants
  5.25%, 02/01/99                            AA     Aa     7,060      7,096,716
-------------------------------------------------------------------------------
Marshall (County of); Special Obligation
 School Refunding Series 1994 Warrants
  4.05%, 02/01/12(b)(c)                     A-1+    --     2,695      2,695,000
-------------------------------------------------------------------------------
                                                                     17,001,716
-------------------------------------------------------------------------------
ALASKA - 1.30%
Alaska Housing Finance Corp.; General
 Mortgage Series 1991 A RB
  3.60%, 06/01/26(b)                        A-1+  VMIG-1  12,572     12,572,000
-------------------------------------------------------------------------------
ARIZONA - 1.86%
Apache (County of) Industrial Development
 Authority (Tucson Electric);
 Series 1983 C IDR
  3.60%, 12/15/18(b)(c)                      A-1  VMIG-1  12,400     12,400,000
-------------------------------------------------------------------------------
Chandler (City of) Industrial Development
 Authority (Southpark Apartments Project);
 Multifamily Housing Series 1989 RB
  3.70%, 12/01/02(b)(c)                     A-1+    --     5,500      5,500,000
-------------------------------------------------------------------------------
                                                                     17,900,000
-------------------------------------------------------------------------------
ARKANSAS - 0.72%
Arkansas Hospital Equipment Finance
 Authority (Baptist Health Project);
 Hospital Equipment RB
  4.10%, 11/01/10(b)(d)                     A-1+    --     7,000      7,000,000
-------------------------------------------------------------------------------
CALIFORNIA - 0.31%
Huntington Beach (City of) (Seabridge
 Villas Project); Floating Rate
 Multifamily Housing Series 1985 A RB
  4.00%, 02/01/10(b)(c)                      --   VMIG-1   3,000      3,000,000
-------------------------------------------------------------------------------
COLORADO - 1.06%
Colorado (State of) General Fund; Series
 1998 A TRAN
  4.00%, 06/25/99                           SP-1+   --     5,000      5,014,800
-------------------------------------------------------------------------------
Colorado Housing Finance Authority
 (Coventry Village Project); Multifamily
 Housing Refunding Series 1996 B RB
  3.70%, 10/15/16(b)(c)                     A-1+    --     5,270      5,270,000
-------------------------------------------------------------------------------
                                                                     10,284,800
-------------------------------------------------------------------------------

                                             RATING (a)    PAR
                                            S&P  MOODY'S  (000)      VALUE
CONNECTICUT - 1.73%
Connecticut (State of) (Transportation
 Infrastructure Purpose S-1); Special Tax
 Obligation RB
  3.55%, 12/01/10(b)(c)                     A-1+ VMIG-1    5,060      5,060,000
-------------------------------------------------------------------------------
Connecticut (State of) Power and Light
 Development Authority; Series 1993 A RB
  3.60%, 09/01/28(b)(c)                     A-1+ VMIG-1  $11,633 $   11,633,000
-------------------------------------------------------------------------------
                                                                     16,693,000
-------------------------------------------------------------------------------
FLORIDA - 5.72%
Gulf Breeze (City of) (Florida Muncipal
 Bond Fund); Variable Rate Demand Series
 1995 A RB
  4.10%, 03/31/21(b)(c)                     A-1+   --     12,310     12,310,000
-------------------------------------------------------------------------------
Hillsborough (County of) Industrial
 Development Authority (Tampa Electric Co.
 Project); Refunding Series 1990 PCR
  3.90%, 09/01/25(b)                         --  VMIG-1    4,800      4,800,000
-------------------------------------------------------------------------------
Hillsborough (County of) Industrial
 Development Authority (Tampa Electric Co.
 Gannon Coal Conversion Project);
 Refunding Series 1992 PCR
  4.20%, 05/15/18(b)                        A-1+ VMIG-1    5,150      5,150,000
-------------------------------------------------------------------------------
Jacksonville (City of) Florida Educational
 Facilities Authority (Jacksonville
 University Project); Education Facilities
 Series 1998 RB
  3.95%, 10/01/22(b)(c)                     A-1    --      7,000      7,000,000
-------------------------------------------------------------------------------
Lee (County of) Housing Finance Authority
 (Forestwood Apartments Project); Housing
 Series 1995 A RB
  3.65%, 06/15/25(b)(c)                     A-1+   --      4,426      4,426,000
-------------------------------------------------------------------------------
Miami (City of) Florida Health Facilities
 Authority (Mercy Hospital Project);
 Refunding Health Facilities Series
 1998 RB
  3.55%, 08/01/20(b)(c)                     A-1+ VMIG-1    8,690      8,690,000
-------------------------------------------------------------------------------
Putnam County Development Authority
 (Seminole Electric Cooperative, Inc.
 Project); National Rural Utilities
 Finance Corp. Guaranteed Floating/Fixed
 Rate Pooled Series 1984 H-1 PCR
  3.65%,  03/15/14(b)(c)                    A-1+   P-1     3,865      3,865,000
-------------------------------------------------------------------------------
Putnam County (Seminole Electric
 Cooperative, Inc. Project); National
 Rural Utilities Guaranteed Semiannual
 Adjustable Pooled Series 1984 H-4 PCR
  3.30%,  03/15/99(c)                       A-1+   P-1     9,000      9,000,000
-------------------------------------------------------------------------------
                                                                     55,241,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
GEORGIA - 6.23%
Cobb (County of) Georgia School District;
 Series 1998 GO
  4.00%, 12/31/98                           --    MIG-1  $ 3,500 $    3,503,367
-------------------------------------------------------------------------------
Cobb (County of) Housing Authority
 (Greenhouse Frey Apartment
 Project); Multifamily Housing RB
  3.65%, 09/15/26(b)(c)                    A-1+    --      5,000      5,000,000
-------------------------------------------------------------------------------
Decatur County Bainbridge Industrial
 Development Authority (Kaiser
 Agriculture Chemical Inc. Project);
 Series 1985 IDR
  3.80%, 12/01/02(b)(c)                    A-1+    --      2,100      2,100,000
-------------------------------------------------------------------------------
Dekalb (County of) Housing Authority
 (Clairmont Crest Project);
 Multifamily Housing Refunding Series
 1995 RB
  3.65%, 06/15/25(b)(c)                    A-1+    --      6,400      6,400,000
-------------------------------------------------------------------------------
Dekalb Private Hospital Authority
 (Egleston Childrens Hospital at
 Emory University); Variable Rate
 Demand Series 1994 A RAN
  3.55%, 03/01/24(b)(c)                    A-1+  VMIG-1      100        100,000
-------------------------------------------------------------------------------
Development Authority of Cobb County
 (Institute of Nuclear Power
 Operations Project); Series 1998 RB
  4.05%, 02/01/13(b)(c)                     --     Aa3     9,170      9,170,000
-------------------------------------------------------------------------------
Development Authority of Floyd County
 (Shorter College Project); Series 1998 RB
  4.00%, 06/01/17(b)(c)                    A-1+    --      4,000      4,000,000
-------------------------------------------------------------------------------
Fulton (County of) Housing Authority
 (Spring Creek Crossing Project);
 Multi-family Housing Refunding
 Series RB
  3.65%, 10/01/24(b)(c)                    A-1+    --      5,000      5,000,000
-------------------------------------------------------------------------------
Gwinnett (County of) Housing Authority
 (Greens Apartment
 Project); Variable Rate Demand
 Multifamily Housing Series 1995 RB
  3.65%, 06/15/25(b)(c)                    A-1+    --     10,300     10,300,000
-------------------------------------------------------------------------------
Municipal Electric Authority of Georgia
 (Project 1); Subordinated Money Market
 Municipal Bonds Series 1985 A
  3.60%, 11/10/98(c)                       A-1+  VMIG-1    7,385      7,385,000
-------------------------------------------------------------------------------
Roswell (City of) Housing Development
 Authority (Azalea Project); Multifamily
 Housing Refunding Series 1996 RB
  3.65%, 06/15/25(b)(c)                    A-1+    --      3,700      3,700,000
-------------------------------------------------------------------------------
Savannah (City of) Housing Authority
 (Somerset Place Project); Variable Rate
 Demand Multifamily Housing
 Series 1996 A RB
  3.50%, 06/15/26(b)(c)                    A-1+    --      3,500      3,500,000
-------------------------------------------------------------------------------
                                                                     60,158,367
-------------------------------------------------------------------------------
IDAHO - 0.58%
Idaho (State of); Series 1998 TAN
  4.50%, 06/30/99                          SP-1+  MIG-1    2,000      2,012,943
-------------------------------------------------------------------------------
Power (County of) (FMC Corporation
 Project); PCR
  4.00%, 12/01/10(b)(c)                     --   VMIG-1    3,600      3,600,000
-------------------------------------------------------------------------------
                                                                      5,612,943
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
ILLINOIS - 6.75%
Burbank (City of) (Service Merchandise
 Co. Inc. Project); Floating Rate Monthly
 Demand Industrial Building Series
 1984 RB
  3.65%, 09/15/24(b)(c)                    A-1+    --    $ 2,800 $    2,800,000
-------------------------------------------------------------------------------
East Peoria (City of) (Radnor/East Peoria
 Partnership Project); Multifamily Housing
 Series 1983 RB
  4.25%, 06/01/08(b)(c)                     --     Aa3     5,445      5,445,000
-------------------------------------------------------------------------------
Illinois (State of); Series 1998 GO
  4.25%, 06/01/99(d)                        AAA    Aaa     7,000      7,030,279
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Adventist Health System/Sunbelt
 Obligated Group); Variable Rate Demand
 Series 1997 A RB
  4.05%, 11/15/27(b)(d)                    A-1+  VMIG-1    5,000      5,000,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (American College of Surgeons Project);
 Tax Exempt Series 1996 RB
  4.05%, 08/01/26(b)(c)                    A-1+    --      5,621      5,621,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Jewish Charities Revenue Anticipation
 Note Progam); Variable Rate Demand
 Series 1998-1999 A RAN
  4.05%, 06/30/99(b)(c)                    A-1+    --      5,600      5,600,000
-------------------------------------------------------------------------------
Illinois Educational Facilities Authority
 (Northwestern University);
 Adjustable Rate Series 1988 RB
  3.70%, 03/01/28(b)                       A-1+  VMIG-1    6,450      6,450,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority;
 Revolving Fund Pooled Series D RB
  3.65%, 08/01/15(b)(c)                    A-1+  VMIG-1    1,069      1,069,000
-------------------------------------------------------------------------------
Oak Forest (City of) (Homewood Pool);
 Series 1989 RB
  3.65%, 07/01/24(b)(c)                     --   VMIG-1    3,000      3,000,000
-------------------------------------------------------------------------------
Village of Lisle (Four Lakes Project
 Phase Five); Multifamily Housing Revenue
 Refunding Series 1996 RB
  3.65%, 09/15/26(b)(c)                    A-1+      --   23,180     23,180,000
-------------------------------------------------------------------------------
                                                                     65,195,279
-------------------------------------------------------------------------------
INDIANA - 4.34%
Auburn (City of) (Sealed Power Corp.
 Project); Variable Rate Demand Economic
 Development Series 1985 RB
  3.45%, 07/01/10(b)(c)                     --   VMIG-1    1,200      1,200,000
-------------------------------------------------------------------------------
Indiana (State of) (Advance Funding
 Program); Series 1998 A-2 RB
  4.00%, 01/20/99                          SP-1+  MIG-1   10,000     10,008,835
-------------------------------------------------------------------------------
Indiana Development Finance Authority
 (Southern Indiana Gas and Electric
 Project); Series 1998 A PCR
  3.65%, 03/01/99                           --   VMIG-1   16,000     16,000,000
-------------------------------------------------------------------------------
Indianapolis (City of) (Jewish Community
 Campus Project); Variable Rate Economic
 Development RB
  3.65%, 04/01/05(b)(c)                     --   VMIG-1    2,195      2,195,000
-------------------------------------------------------------------------------

                                            RATING (a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
INDIANA - (CONTINUED)
Indianapolis (City of); Local Improvement
 Series 1998 RB
  4.25%, 01/11/99                          SP-1+   --    $ 2,400 $    2,403,938
-------------------------------------------------------------------------------
Petersburg (City of) (Indianapolis Power
 and Light Co. Project); Adjustable Rate
 Tender Securities Series 1995 B PCR
  3.65%, 01/01/23(b)(d)                    A-1+  VMIG-1    6,000      6,000,000
-------------------------------------------------------------------------------
Sullivan (City of) National Rural
 Utilities Cooperative Finance Corp.
 (Hoosier Energy Rural Electric
 Cooperative, Inc.); Series
 1985 L-6 RB
  3.40%, 12/08/98(c)                        AA-    A-1     4,100      4,100,000
-------------------------------------------------------------------------------
                                                                     41,907,773
-------------------------------------------------------------------------------
IOWA - 2.37%
Iowa Finance Authority (Iowa Health
 Systems Corp.); Adjustable Rate Hospital
 Facilities Series 1998 B RB
  3.50%, 07/01/20(b)(d)                    A-1+  VMIG-1    5,000      5,000,000
-------------------------------------------------------------------------------
  3.50%, 01/01/28(b)(d)                    A-1+  VMIG-1    4,300      4,300,000
-------------------------------------------------------------------------------
Iowa Higher Education Loan Authority;
 Private College Facility RB
  3.75%, 12/01/15(b)(d)                    A-1+  VMIG-1    5,000      5,000,000
-------------------------------------------------------------------------------
Iowa School Corporations (Iowa School
 Cash Anticipation Program); Warrant
 Certificates Series 1998-1999 A TRAN
  4.50%, 06/25/99(c)                       SP-1+  MIG-1    8,500      8,550,986
-------------------------------------------------------------------------------
                                                                     22,850,986
-------------------------------------------------------------------------------
KANSAS - 1.10%
Burlington (City of) National Rural
 Utilities-Cooperative Power Corp.
 (Kansas Electric Power Cooperative
 Inc.); Series 1985 C-1 RB
  3.40%, 12/08/98(c)                        AA-    Aa3     5,610      5,610,000
-------------------------------------------------------------------------------
Mission (City of) (Silverwood Apartment
 Project); Multifamily RB
  3.65%, 09/15/26(b)(c)                    A-1+    --      5,000     5,000,0000
-------------------------------------------------------------------------------
                                                                     10,610,000
-------------------------------------------------------------------------------
KENTUCKY - 2.89%
Kentucky Asset/Liability Commission;
 General Fund TRAN
  4.00%, Series 1998 B 06/25/99            SP-1+  MIG-1    2,000      2,009,578
-------------------------------------------------------------------------------
  4.50%, Series 1998 A 06/25/99            SP-1+  MIG-1    5,000      5,032,836
-------------------------------------------------------------------------------
Kentucky Economic Development Finance
 Authority (Catholic Healthcare Project);
 Hospital Facilities Series 1998 A RB
  3.50%, 12/01/27(b)(c)                     AA-    Aa2    10,000     10,000,000
-------------------------------------------------------------------------------
Mayfield (City of) (Kentucky League of
 Cities Funding Trust Pooled Lease
 Financing Program); Variable Rate Multi-
 City Lease Series 1996 RB
  3.70%, 07/01/26(b)(c)                     A-1  VMIG-1    4,100      4,100,000
-------------------------------------------------------------------------------

                                            RATING (a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
KENTUCKY - (CONTINUED)
Mason (County of) (East Kentucky Power
 Cooperative Inc. Project); National
 Rural Utilities Cooperative Finance
 Corp. Guaranteed Floating/Fixed Rate
 Series 1984 B-1 PCR
  3.65%, 10/15/14(b)(c)                    A-1+    --    $ 6,745 $    6,745,000
-------------------------------------------------------------------------------
                                                                     27,887,414
-------------------------------------------------------------------------------
LOUISIANA - 4.94%
Jefferson (Parish of) Sales Tax District;
 Special Sales Tax and Refunding Series
 1998 RB
  4.00%, 12/01/98(c)                        AAA    Aaa     2,500      2,500,976
-------------------------------------------------------------------------------
Louisiana Public Facilities Authority
 (Sisters of Charity of the Incarnate
 Word); Unit Priced Demand Adjustable
 Series 1997 E RB
  3.55%, 07/01/23(b)                       A-1+c VMIG-1    9,700      9,700,000
-------------------------------------------------------------------------------
Louisiana Public Facilities Authority
 (Willis-Knighton Medical Center
 Project); RB
  3.60%, Hospital Series 1995
   09/01/25(b)(d)                          A-1+  VMIG-1   17,500     17,500,000
-------------------------------------------------------------------------------
  3.60%, Hospital Series 1997
   09/01/27(b)(d)                          A-1+  VMIG-1    3,600      3,600,000
-------------------------------------------------------------------------------
New Orleans (City of); Aviation Board
 Series B RB
  3.65%, 08/01/16(b)(d)                    A-1+  VMIG-1    4,935      4,935,000
-------------------------------------------------------------------------------
New Orleans International Airport
 Aviation Board; Refunding Series
 1995 A RB
  3.65%, 08/01/15(b)(d)                    A-1+  VMIG-1    9,500      9,500,000
-------------------------------------------------------------------------------
                                                                     47,735,976
-------------------------------------------------------------------------------
MAINE - 0.12%
Maine Health and Higher Educational
 Facilities Authority; Series 1998 B RB
  3.70%, 07/01/99(c)                        AAA    --      1,120      1,120,000
-------------------------------------------------------------------------------
MARYLAND - 0.54%
Morgan Stanley Float Program, Maryland
 State Health & Higher Educational
 Facilities Authority (Maryland Health
 Upper Chesapeake Hospital Project);
 Floating Rate Trust Certificates Series
 1998 A 39 RB
  4.17%, 01/01/28(b)(c)                     --   VMIG-1    5,215      5,215,000
-------------------------------------------------------------------------------
MASSACHUSETTS - 2.59%
Commonwealth of Massachusetts; Variable
 Rate Demand Refunding GO
  3.55%, 09/01/16(b)                       A-1+  VMIG-1   20,000     20,000,000
-------------------------------------------------------------------------------
  3.90%, 09/01/16(b)                       A-1+  VMIG-1    5,000      5,000,000
-------------------------------------------------------------------------------
                                                                     25,000,000
-------------------------------------------------------------------------------

                                            RATING(a)     PAR
                                           S&P  MOODY'S  (000)      VALUE
MICHIGAN - 2.34%
Jackson County Economic Development
 Corp. (Sealed Power Corp.); Economic
 Development Variable Refunding RB
  3.45%, 10/01/19(b)(c)                    --   VMIG-1  $ 1,000 $    1,000,000
------------------------------------------------------------------------------
Michigan (State of); Municipal Bond
 Authority RB
  4.25%, Series 1998 D-1, 08/27/99        SP-1+   --      3,500      3,520,442
------------------------------------------------------------------------------
  4.25%, Series 1998 D-2, 08/27/99(c)     SP-1+   --      3,000      3,017,521
------------------------------------------------------------------------------
Michigan State Hospital Finance
 Authority (Hospital Equipment Loan
 Program); Adjustable Series 1996 A RB
  3.55%, 12/01/23(b)(c)                    --   VMIG-1    6,100      6,100,000
------------------------------------------------------------------------------
Michigan Strategic Fund (260 Brown St.
 Associates Project); Convertible
 Variable Rate Demand Limited Obligation
 Series 1985 RB
  3.50%, 10/01/15(b)(c)                    --   VMIG-1    3,500      3,500,000
------------------------------------------------------------------------------
Michigan Strategic Fund (The Detroit
 Edison Company PCB Project); Adjustable
 Rate Demand Limited Obligation Series
 1995 CC RB
  4.20%, 09/01/30(b)(c)                   A-1+    P-1     5,400      5,400,000
------------------------------------------------------------------------------
                                                                    22,537,963
------------------------------------------------------------------------------
MINNESOTA - 2.42%
Becker (City of) (Northern States Power
 Co. Project); Adjustable Series
 1992-A PCR
  3.75%, 10/27/98                          A+     A1     10,400     10,400,000
------------------------------------------------------------------------------
Bloomington (City of) Port Authority
 (Mall of America Project); Special Tax
 Revenue Series 1996 B RB
  4.05%, 02/01/13(b)(c)                   A-1+  VMIG-1    1,200      1,200,000
------------------------------------------------------------------------------
Mankato (City of) (Northern States Power
 Co. Project); Floating Collateralized
 Series 1985 PCR
  3.75%, 03/01/11(b)(d)                    AA-    Aa3     2,900      2,900,000
------------------------------------------------------------------------------
Minneapolis (City of) Community
 Development Agency (Walker Methodist
 Health Systems); Adjustable Refunding
 Series 1995 RB
  3.80%, 04/01/10(b)(c)                    A-1    --      5,700      5,700,000
------------------------------------------------------------------------------
Minnesota (State of); Housing Finance
 Agency Single Family Mortgage
 Series G RB
  4.15%, 12/01/98(e)                      A-1+  VMIG-1    2,000      2,001,131
------------------------------------------------------------------------------
Red Wing (City of) Industrial
 Development Authority (Northern States
 Power Co.); Floating Rate
 Collateralized Series 1985 PCR
  3.75%, 03/01/11(b)(d)                    AA-    A1      1,200      1,200,000
------------------------------------------------------------------------------
                                                                    23,401,131
------------------------------------------------------------------------------
MISSOURI - 4.88%
Kansas City (Sleepy Hollow Apartment
 Project); Multifamily Housing Series
 1996 RB
  3.65%, 09/15/26(b)(c)                   A-1+    --      7,500      7,500,000
------------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
MISSOURI - (CONTINUED)
Missouri Health & Educational
 Facilities Authority (Cox Health
 Systems); Insured Variable Rate Demand
 Health Facilities Refunding Series
 1997 RB
  4.00%, 06/01/15(b)(d)                  A-1+  VMIG-1  $ 6,400 $    6,400,000
-----------------------------------------------------------------------------
Missouri Health & Educational
 Facilities Authority (Stowers
 Institute for Medical Research);
 Series 1998 RB
  4.00%, 04/01/38(b)(c)                  A-1+    --     22,000     22,000,000
-----------------------------------------------------------------------------
Missouri Health & Educational
 Facilities Authority (The Washington
 University); Educational Facilities
 Series D RB
  4.00%, 09/01/30(b)                     A-1+  VMIG-1    3,400      3,400,000
-----------------------------------------------------------------------------
Missouri State Development Finance
 Board (Science City Union Station);
 Infrastructure Facilities Series A RB
  3.80%, 12/01/98(c)                      AA-    Aa3     2,850      2,850,435
-----------------------------------------------------------------------------
Morgan Stanley Float Program,
 (University of Missouri Health
 System); Floating Rate Trust
 Certificates Series 40 1998 RB
  4.17%, 11/01/28(b)(d)(f)                --   VMIG-1    4,995      4,995,000
-----------------------------------------------------------------------------
                                                                   47,145,435
-----------------------------------------------------------------------------
NEW HAMPSHIRE - 1.46%
New Hampshire Business Finance
 Authority (Wheelabrator Concord
 Company, L.P. Project); Adjustable
 Rate Resource Recovery Refunding
 Series 1997 A RB
  3.50%, 01/01/18(b)(c)                  A-1+    --      8,700      8,700,000
-----------------------------------------------------------------------------
New Hampshire Housing Finance Authority
 (EQR-Bond Partnership-Manchester
 Project); Multifamily Housing
 Refunding Series 1996 RB
  3.65%, 09/15/26(b)(c)                   --   VMIG-1    5,000      5,000,000
-----------------------------------------------------------------------------
New Hampshire Industrial Development
 Authority (Bangor Hydro-Electric Co.
 Project); Variable Rate Demand Series
 1983 PCR
  3.55%, 01/01/09(b)(c)                  A-1+    --        400        400,000
-----------------------------------------------------------------------------
                                                                   14,100,000
-----------------------------------------------------------------------------
NEW MEXICO - 0.52%
New Mexico (State of); Series 1998-1999
 TRAN
  4.25%, 06/30/99                        SP-1+  MIG-1    5,000      5,023,379
-----------------------------------------------------------------------------
NEW YORK - 18.14%
Eagle Tax Exempt Trust; Class A COP(f)
  4.07%, Series 97C4703 01/01/01(b)(g)   A-1+c   --     10,800     10,800,000
-----------------------------------------------------------------------------
  4.12%, Series 1993 F 08/01/06(b)       A-1+c   --     20,850     20,850,000
-----------------------------------------------------------------------------
  4.12%, Series 1993 E 08/01/06(b)       A-1+c   --     15,000     15,000,000
-----------------------------------------------------------------------------
  4.12%, Series 943802 05/01/07(b)       A-1+c   --     17,800     17,800,000
-----------------------------------------------------------------------------
  4.12%, Series 943901 06/15/07(b)(d)    A-1+c   --     15,175     15,175,000
-----------------------------------------------------------------------------
  4.07%, Series 97C4703 07/01/10(b)(g)   A-1+c   --        495        495,000
-----------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
NEW YORK - (CONTINUED)
Eagle Tax Exempt Trust; Class A
 COP(f) - (continued)
  4.07%, Series 97C4702 01/01/20(b)      A-1+c   --    $ 9,900 $    9,900,000
-----------------------------------------------------------------------------
  4.12%, Series 950901 06/01/21(b)(g)    A-1+c   --     13,315     13,315,000
-----------------------------------------------------------------------------
  4.12%, Series 943207 07/01/29(b)(d)    A-1+c   --     14,850     14,850,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington
 Public Power Supply System Project
 No. 2); Series 964703 Class A COP
  4.12%, 07/01/11(b)(d)(f)               A-1+c   --      5,870      5,870,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington
 State); Series 984701 Class A GO
  4.12%, 05/01/18(b)(f)                  A-1+c   --     14,400     14,400,000
-----------------------------------------------------------------------------
Long Island Power Authority Electrical
 System; Subordinated Series 2 RB
  3.50%, 05/01/33(b)(c)                  A-1+  VMIG-1    5,400      5,400,000
-----------------------------------------------------------------------------
Merrill Lynch Group Float Program, New
 York State Medical Facilities Finance
 Agency (St. Lukes-Roosevelt Hospital
 Center); Floating Option Tax-Exempt
 Receipts Series PA-113 1993 A
 Mortgage RB
  4.10%, 02/15/29(b)(c)(f)               A-1+c   --      9,700      9,700,000
-----------------------------------------------------------------------------
Merrill Lynch Group Float Program, New
 York State Mortgage Agency; Floating
 Option Tax-Exempt Receipts
 Series PT 158 RB
  4.14%, 04/01/12(b)(c)(f)                --   VMIG-1    2,845      2,845,000
-----------------------------------------------------------------------------
New York (City of); Series 1994
 Adjustable Rate Subseries A-4 GO
  4.00%, 08/01/21(b)(c)                  A-1+  VMIG-1    8,500      8,500,000
-----------------------------------------------------------------------------
New York (City of); Series 1994
 Subseries H-3 GO
  3.75%, 10/29/98(c)                     A-1+  VMIG-1    7,500      7,500,000
-----------------------------------------------------------------------------
                                                                  172,400,000
-----------------------------------------------------------------------------
NORTH CAROLINA - 2.92%
North Carolina (State of) Medical Care
 Commission (Lexington Memorial
 Hospital Project); Variable Rate
 Hospital Series 1997 RB
  4.10%, 04/01/10(b)(c)                   --   VMIG-1    4,600      4,600,000
-----------------------------------------------------------------------------
North Carolina (State of) Medical Care
 Commission (Pooled Financing Project);
 Variable Rate Hospital Series
 1996 A RB
  4.10%, 10/01/16(b)(c)                   --   VMIG-1   10,500     10,500,000
-----------------------------------------------------------------------------
North Carolina Medical Care Commission
 Retirement Community (Adult
 Communities Total Services Inc.);
 Variable Rate Demand Series 1996 RB
  4.00%, 11/15/09(b)(c)                  A-1+    --      5,655      5,655,000
-----------------------------------------------------------------------------
North Carolina Municipal Power Agency
 (Catawba Project); Tax Exempt
 Commercial Notes Series 1A
  3.60%, 12/09/98(c)                     A-1+    P-1     7,298      7,298,000
-----------------------------------------------------------------------------
                                                                   28,053,000
-----------------------------------------------------------------------------

                                              RATING(a)    PAR
                                             S&P  MOODY'S (000)      VALUE
OHIO - 1.71%
Akron-Summit (County of); Library
 Improvement Bonds Series 1998 A GO
  4.00%, 12/01/98(c)                         --     Aaa   $2,000 $    2,001,443
-------------------------------------------------------------------------------
Franklin (County of) (Bricker & Eckler
 Building Co. Project); Variable Rate
 Demand Series 1984 IDR
  4.25%, 11/01/14(b)(c)                      --     P-1    8,400      8,400,000
-------------------------------------------------------------------------------
Lorain (County of) (Catholic Healthcare
 Partners); Adjustable Rate Hospital
 Facilities Series 1998 A RB
  3.50%, 12/01/27(b)(d)                     A-1+  VMIG-1   3,000      3,000,000
-------------------------------------------------------------------------------
Marion (County of) (Pooled Lease
 Program); Hospital RB
  4.05%, 10/01/22(b)(c)                     A-1+    --     1,355      1,355,000
-------------------------------------------------------------------------------
Ohio Housing Finance Agency (Kenwood
 Congregate Retirement Community Project);
 Variable Rate Demand Multifamily Housing
 Series 1985 RB
  3.50%, 12/01/15(b)(c)                      --   VMIG-1     956        956,000
-------------------------------------------------------------------------------
                                                                     15,712,443
-------------------------------------------------------------------------------
OREGON - 0.86%
Klamath Falls (City of) (Salt Caves
 Hydroelectric); Adjustable/Fixed RB
  3.80%, Series 1986 D, 05/03/99(e)(g)      SP-1+   --     5,670      5,672,216
-------------------------------------------------------------------------------
Multnoma (County of) (Portland Public
 School District); Series 1998 TRAN
  4.25%, 06/30/99                           SP-1+  MIG-1   2,600      2,611,211
-------------------------------------------------------------------------------
                                                                      8,283,427
-------------------------------------------------------------------------------
PENNSYLVANIA - 2.36%
Delaware County Industrial Development
 Authority (Henderson-Radnor Joint Venture
 Project); Limited Obligation Series
 1985 IDR
  4.15%, 04/01/15(b)(c)                      --     Aa3      810        810,000
-------------------------------------------------------------------------------
Montour (County of) Geisinger Authority
 Health System (Obligation Group);
 Series A RB
  5.30%, 07/01/99                            AA     Aa2    1,000      1,011,921
-------------------------------------------------------------------------------
Montour (County of) Geisinger Authority
 Health System (Penn State Geisinger
 Health System); Series 1998 B RB
  4.15%, 08/15/28(b)                        A-1+  VMIG-1   7,100      7,100,000
-------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities
 Authority (Carnegie Mellon University);
 Variable Rate Refunding Series 1995 C RB
  4.15%, 11/01/29(b)                        A-1+    --     3,000      3,000,000
-------------------------------------------------------------------------------
Philadelphia (City of) School District;
 Series 1998-1999 A TRAN
  4.25%, 06/30/99(c)                        SP-1+  MIG-1   1,500      1,506,687
-------------------------------------------------------------------------------
Quakertown Hospital Authority (HPF Group);
 Series 1985 A RB
  3.75%, 07/01/05(b)(c)                        -- VMIG-1   9,300      9,300,000
-------------------------------------------------------------------------------
                                                                     22,728,608
-------------------------------------------------------------------------------

                                              RATING(a)    PAR
                                             S&P  MOODY'S (000)      VALUE
TENNESSEE - 2.36%
Health and Educational Facilities Board of
 the Metropolitan Government of Nashville
 and Davidson County (Vanderbilt
 University); Adjustable Rate Series 1985
 A RB
  3.75%, 01/15/99                           A-1+  VMIG-1  $4,000 $    4,000,000
-------------------------------------------------------------------------------
Knox (County of) Industrial Development
 Board (Weisgarber Partners); Floating
 Rate Series 1984 IDR
  3.65%, 12/01/14(b)(c)                     A-1+    --       700        700,000
-------------------------------------------------------------------------------
Industrial Development Board of the
 Metropolitan Government of Nashville and
 Davidson County (Amberwood, Ltd.
 Project); Multifamily Housing RB
  4.27%, Series 1993 A 07/01/13(b)(c)        --   VMIG-1   2,135      2,135,000
-------------------------------------------------------------------------------
  4.27%, Series 1993 B 07/01/13(b)(c)        A-1  VMIG-1   1,825      1,825,000
-------------------------------------------------------------------------------
Shelby (County of) Health Educational and
 Housing Facility Board (Wyndridge
 Housing); Variable Rate Demand
 Multifamily Housing Refunding RB
  3.65%, 10/01/24(b)(c)                     A-1+    --    14,135     14,135,000
-------------------------------------------------------------------------------
                                                                     22,795,000
-------------------------------------------------------------------------------
TEXAS - 14.08%
Angelina & Neches River Authority
 Industrial Development Corp.
 (Temple Inland Marine); Solid Waste
 Adjustable Rate Series 1984 B RB
  4.10%, 05/01/14(b)(c)                      --      P-1   3,400      3,400,000
-------------------------------------------------------------------------------
Bexar (County of) Texas Housing Finance
 Authority (Altamonte Apt. Project);
 Series 1996 RB
  3.65%, 09/15/26(b)(c)                     A-1+    --     5,800      5,800,000
-------------------------------------------------------------------------------
Bexar (County of) Texas Housing Finance
 Authority (Fountainhead Apartments);
 Multifamily RB
  3.65%, 09/15/26(b)(c)                     A-1+    --     5,000      5,000,000
-------------------------------------------------------------------------------
Fort Worth (City of) Water & Sewer System;
 Series A Commercial Paper Notes
  3.40%, 01/19/99                           A-1+    P-1    4,000      4,000,000
-------------------------------------------------------------------------------
Harris (County of); Series 1998 TAN
  4.25%, 02/26/99                           SP-1+  MIG-1   5,000      5,013,893
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp.; ACES Greater Houston
 Pooled Health Series 1985 A RB
  3.60%, 11/01/25(b)(c)                      A-1    --     2,600      2,600,000
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Baylor College of
 Medicine Project); Medical Facilities
 Series 1997 RB
  3.65%, 06/01/27(b)                        A-1+    --     9,000      9,000,000
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Buckner Retirement
 Services, Inc. Project); Series 1996 RB
  4.10%, 08/15/26(b)(c)                      --   VMIG-1   5,000      5,000,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
TEXAS - (CONTINUED)
Harris County Health Facilities
 Development Corp. (Gulf Coast Regional
 Blood Center Project); Series 1992 Blood
 Center RB
  4.05%, 04/01/17(b)(c)                     A-1    --    $ 3,350 $    3,350,000
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Texas Children's
 Hospital); Series 1989 B-2 RB
  3.65%, 10/01/19(b)                        --   VMIG-1   17,500     17,500,000
-------------------------------------------------------------------------------
Houston (City of); Series 1998 TRAN
  4.25%, 06/30/99                          SP-1+  MIG-1    5,000      5,025,183
-------------------------------------------------------------------------------
Houston (City of); Tax and Revenue
 Certificates Obligation Series F RB
  3.90%, 03/01/99                           AA-    Aa3     2,140      2,141,236
-------------------------------------------------------------------------------
Houston (City of) Water and Sewer; Series
 A Commercial Paper Notes
  3.40%, 02/10/99                           A-1    P-1     9,000      9,000,000
-------------------------------------------------------------------------------
Lower Colorado River Authority; Revenue
 Refunding Junior Lien Bonds Third
 Supplemental Series 1996 RB
  3.50%, 01/01/13(b)(d)                    A-1+  VMIG-1    8,200      8,200,000
-------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas
 System; Series A Commercial Paper Notes
  3.55%, 02/11/99                          A-1+    P-1    10,000     10,000,000
-------------------------------------------------------------------------------
Texas (State of); Series 1998 TRAN
  4.50%, 08/31/99                          SP-1+  MIG-1    9,000      9,085,968
-------------------------------------------------------------------------------
Texas Department of Housing and Community
 Affairs; SFM Tax Exempt Refunding Series
 B Commercial Paper Notes
  3.50%, 10/09/98(c)                       A-1+    --      9,205      9,205,000
-------------------------------------------------------------------------------
  3.60%, 10/09/98(c)                       A-1+    --     12,635     12,635,000
-------------------------------------------------------------------------------
Texas Municipal Gas Corp.; Senior Lien
 Gas Reserve Series 1998 RB
  3.55%, 01/15/23(b)(c)                    A-1+  VMIG-1    3,935      3,935,000
-------------------------------------------------------------------------------
Texas Water Development Board; State
 Revolving Fund Senior Lien Series RB
  5.00%, 07/15/99                           AAA    Aa1     1,800      1,818,607
-------------------------------------------------------------------------------
Trinity River Industrial Development
 Authority (Radiation Sterilizers, Inc.
 Project); Variable Rate Demand IDR
  3.60%, Series 1985 A 11/01/05(b)(c)       A-1    --        500        500,000
-------------------------------------------------------------------------------
  3.60%, Series 1985 B 11/01/05(b)(c)       A-1    --      1,650      1,650,000
-------------------------------------------------------------------------------
                                                                    133,859,887
-------------------------------------------------------------------------------
VERMONT - 1.05%
Vermont (State of); Series 1990 B GO
  6.50%, 02/01/99                           AA-    Aa2     2,000      2,018,375
-------------------------------------------------------------------------------

                                     RATING(a)     PAR
                                    S&P  MOODY'S  (000)      VALUE
VERMONT - (CONTINUED)
Vermont Educational and Health
 Building Finance Authority (VHA
 New England); Variable Rate
 Hospital RB
  3.65%, Series B 12/01/25(b)(d)    A-1    --    $ 1,000 $    1,000,000
--------------------------------------------------------------------------
  3.65%, Series E 12/01/25(b)(d)    A-1    --      2,500      2,500,000
--------------------------------------------------------------------------
  3.65%, Series F 12/01/25(b)(d)   A-1+    --      2,100      2,100,000
--------------------------------------------------------------------------
  3.65%, Series G 12/01/25(b)(d)   A-1+    --      2,560      2,560,000
--------------------------------------------------------------------------
                                                             10,178,375
--------------------------------------------------------------------------
VIRGINIA - 2.14%
Industrial Development Authority
 of the City of Lynchburg (VHA
 Mid-Atlantic States, Inc.)
 Capital Asset Financing Program;
 Variable Rate Hospital Series
 1985 F RB
  3.65%, 12/01/25(b)(d)             A-1    --      6,700      6,700,000
--------------------------------------------------------------------------
Norfolk (City of) Industrial
 Development Authority (Pooled
 Financing Program - Sentara
 Health Systems); Commercial Paper
 Notes Series 1997 RB
  3.60%, 11/13/98                   A-1+ VMIG-1    6,000      6,000,000
--------------------------------------------------------------------------
Waynesboro (City of) Industrial
 Development Authority
 (Residential Care Facilities); RB
  4.10%, 12/01/28(b)(c)              A-1   --      8,000      8,000,000
--------------------------------------------------------------------------
                                                             20,700,000
--------------------------------------------------------------------------
WASHINGTON - 0.32%
Industrial Development Corp. of
 Port Townsend (Port Townsend
 Paper Corp. Project); Series 1988
 A Variable Rate Refunding RB
  4.00%, 03/01/09(b)(c)               -- VMIG-1    3,100      3,100,000
--------------------------------------------------------------------------
WEST VIRGINIA - 1.50%
West Virginia Hospital Finance
 Authority (VHA Mid-Atlantic
 States, Inc. Capital Asset
 Financing Program); RB
  3.65%, Series 1985 B
   12/01/25(b)(d)                   A-1+   --      3,000      3,000,000
--------------------------------------------------------------------------
  3.65%, Series 1985 C
   12/01/25(b)(d)                   A-1+   --      3,500      3,500,000
--------------------------------------------------------------------------
  3.65%, Series 1985 H
   12/01/25(b)(d)                    A-1   --      8,000      8,000,000
--------------------------------------------------------------------------
                                                             14,500,000
--------------------------------------------------------------------------
WISCONSIN - 1.35%
Wisconsin (State of); TAN
  4.50%, 06/15/99                  SP-1+  MIG-1   13,000     13,084,324
--------------------------------------------------------------------------
    TOTAL INVESTMENTS - 106.72%                           1,030,589,226(h)
--------------------------------------------------------------------------
    OTHER ASSETS AND LIABILITIES -
     (6.72%)                                                (64,868,631)
--------------------------------------------------------------------------
    NET ASSETS - 100.00%                                 $  965,720,595
--------------------------------------------------------------------------

ABBREVIATIONS:
COP  Certificates of Participation          RAN   Revenue Anticipation Notes
GO   General Obligation Bonds               RB    Revenue Bonds
IDR  Industrial Development Revenue Bonds   TAN   Tax Anticipation Notes
PCR  Pollution Control Revenue Bonds        TRAN  Tax and Revenue Anticipation Notes

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").
(b) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined periodically. Rates shown are the rates in effect on 09/30/98.
(c) Secured by a letter of credit.
(d) Secured by bond insurance.
(e) Subject to an irrevocable call or mandatory put by the issuer. Par value and maturity date reflect such call or put.
(f) The Fund may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. The types of synthetic municipal instruments in which the Fund may invest include variable rate instruments. These instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional right to put its certificate at par value plus accrued interest. Because synthetic municipal instruments involve a trust and a third party conditional put feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.
(g) Secured by an escrow fund of U.S. Treasury obligations.
(h) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1998
(Unaudited)

ASSETS:
Investments, at value (amortized cost)                    $1,030,589,226
------------------------------------------------------------------------
Cash                                                              54,177
------------------------------------------------------------------------
Receivables for:
 Investments sold                                              5,870,062
------------------------------------------------------------------------
 Interest                                                      5,348,262
------------------------------------------------------------------------
Investment for deferred compensation plan                         36,668
------------------------------------------------------------------------
Other assets                                                      64,253
------------------------------------------------------------------------
    Total assets                                           1,041,962,648
------------------------------------------------------------------------
LIABILITIES:
Payables for:
 Investments purchased                                        73,196,625
------------------------------------------------------------------------
 Dividends                                                     2,766,736
------------------------------------------------------------------------
 Deferred compensation                                            36,668
------------------------------------------------------------------------
Accrued administrative services fees                               5,452
------------------------------------------------------------------------
Accrued advisory fees                                            139,161
------------------------------------------------------------------------
Accrued directors' fees                                            3,005
------------------------------------------------------------------------
Accrued transfer agent fees                                       16,271
------------------------------------------------------------------------
Accrued distribution fees                                         16,065
------------------------------------------------------------------------
Accrued operating expenses                                        62,070
------------------------------------------------------------------------
    Total liabilities                                         76,242,053
------------------------------------------------------------------------
Net assets applicable to shares outstanding               $  965,720,595
========================================================================
NET ASSETS:
 Institutional Shares                                     $  892,758,095
========================================================================
 Private Investment Class                                 $   72,962,500
========================================================================
CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
Institutional Shares:
 Authorized                                                3,000,000,000
------------------------------------------------------------------------
 Outstanding                                                 892,756,573
========================================================================
Private Investment Class:
 Authorized                                                1,000,000,000
------------------------------------------------------------------------
 Outstanding                                                  72,962,374
========================================================================
Net asset value, offering and redemption price per share           $1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended September 30, 1998
(Unaudited)

INVESTMENT INCOME:
Interest income                                       $18,890,217
------------------------------------------------------------------
EXPENSES:
Advisory fees                                           1,171,722
------------------------------------------------------------------
Administrative services fees                               32,109
------------------------------------------------------------------
Transfer agent fees                                        83,230
------------------------------------------------------------------
Custody fees                                               14,325
------------------------------------------------------------------
Directors' fees                                             6,999
------------------------------------------------------------------
Distribution fees (Note 2)                                190,346
------------------------------------------------------------------
Other expenses                                             81,934
------------------------------------------------------------------
  Total expenses                                        1,580,665
------------------------------------------------------------------
Less: Fees waived and expenses assumed                   (414,233)
------------------------------------------------------------------
  Net expenses                                          1,166,432
------------------------------------------------------------------
Net investment income                                  17,723,785
------------------------------------------------------------------
Net realized gain on sales of investments                   4,129
------------------------------------------------------------------
Net increase in net assets resulting from operations  $17,727,914
==================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended September 30, 1998 and the year ended March 31, 1998 (Unaudited)

                                                SEPTEMBER 30,    MARCH 31,
                                                    1998           1998
                                                -------------  -------------
OPERATIONS:
 Net investment income                          $  17,723,785  $  36,533,922
-----------------------------------------------------------------------------
 Net realized gain on sales of investments              4,129          9,664
-----------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                    17,727,914     36,543,586
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
 Institutional Shares                             (16,521,562)   (34,792,247)
-----------------------------------------------------------------------------
 Private Investment Class                          (1,202,223)    (1,741,675)
-----------------------------------------------------------------------------
Capital stock transactions - net:
 Institutional Shares                              (4,149,559)   (69,673,016)
-----------------------------------------------------------------------------
 Private Investment Class                          (7,500,237)    42,918,457
-----------------------------------------------------------------------------
    Net increase (decrease) in net assets         (11,645,667)   (26,744,895)
-----------------------------------------------------------------------------
NET ASSETS:
 Beginning of period                              977,366,262  1,004,111,157
-----------------------------------------------------------------------------
 End of period                                  $ 965,720,595  $ 977,366,262
=============================================================================
NET ASSETS CONSIST OF:
 Capital (par value and additional paid-in):
  Institutional Shares                          $ 892,756,573  $ 896,906,132
-----------------------------------------------------------------------------
  Private Investment Class                         72,962,374     80,462,611
-----------------------------------------------------------------------------
 Undistributed realized gain (loss) on sales of
  investments                                           1,648         (2,481)
-----------------------------------------------------------------------------
                                                $ 965,720,595  $ 977,366,262
=============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 1998
(Unaudited)
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund consists of two different classes of shares, the Institutional Cash Reserve Shares ("Institutional Shares") and the Private Investment Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The investment objective of the Fund is to generate as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity.
 The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Securities Valuations - The Fund uses the amortized cost method of valuing investment portfolio securities which has been determined by the Board of Directors of the Company to represent the fair value of the Fund's investments.
B. Securities Transactions and Investment Income - Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Interest income is allocated to each class daily, based upon each class' pro rata share of the total shares of the Fund outstanding. Discounts, other than original issue, on short-term obligations are amortized to unrealized appreciation for financial reporting purposes.
C. Dividends and Distributions to Shareholders - It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Net realized capital gains (including net short-term capital gains and market discounts), if any, are distributed annually.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $85,975 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. In addition, the Fund intends to invest in sufficient municipal securities to allow it to qualify to pay "exempt interest dividends," as defined in the Internal Revenue Code, to shareholders.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million.
 AIM has voluntarily agreed to reduce its fee from the Fund to the extent necessary so that the amount of ordinary expenses of the Institutional Shares (excluding interest, taxes, brokerage commissions, directors' fees, extraordinary expenses and federal registration fees) paid or incurred by the Institutional Shares does not exceed 0.20% of the Institutional Shares' average daily net assets. As a result, AIM's advisory fee on the Private Investment Class is reduced in the same proportion as the Institutional Shares. For the six months ended September 30, 1998, AIM reduced its advisory fee from the Fund by $319,060.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended September 30, 1998, the Fund reimbursed AIM $32,109 for such services.

 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of capital stock of the Institutional Shares and the Private Investment Class. The Company has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class. The Plan provides that the Private Investment Class may pay up to a 0.50% maximum annual rate of the Private Investment Class' average daily net assets. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of 0.25% of the average daily net assets of the Private Investment Class to selected broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Fund with respect to the Private Investment Class. During the six months ended September 30, 1998, the Private Investment Class paid $95,173 as compensation to FMC under the Plan. FMC waived fees of $95,173 during the same period.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the six months ended September 30, 1998, the Fund paid AFS $83,230 for such services.
 During the six months ended September 30, 1998, the Fund paid legal fees of $2,872 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
Changes in capital stock outstanding during the six months ended September 30, 1998 and the year ended March 31, 1998 were as follows:

                             SEPTEMBER 30, 1998                MARCH 31, 1998
                        ------------------------------  ------------------------------
                            SHARES          AMOUNT          SHARES          AMOUNT
                        --------------  --------------  --------------  --------------
Sold:
  Institutional Shares   3,290,499,360  $3,290,499,360   5,302,472,459  $5,302,472,459
---------------------------------------------------------------------------------------
  Private Investment
   Class                   261,616,207     261,616,207     484,657,926     484,657,926
---------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Shares       1,179,051       1,179,051       2,107,154       2,107,154
---------------------------------------------------------------------------------------
  Private Investment
   Class                     1,088,184       1,088,184       1,514,378       1,514,378
---------------------------------------------------------------------------------------
Redeemed:
  Institutional Shares  (3,295,827,970) (3,295,827,970) (5,374,252,629) (5,374,252,629)
---------------------------------------------------------------------------------------
  Private Investment
   Class                  (270,204,628)   (270,204,628)   (443,253,847)   (443,253,847)
---------------------------------------------------------------------------------------
Net increase
 (decrease)                (11,649,796) $  (11,649,796)    (26,754,559) $  (26,754,559)
=======================================================================================

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of Institutional Shares capital stock outstanding during the six months ended September 30, 1998 and each of the years in the five-year period ended March 31, 1998.

                                                             MARCH 31,
                         SEPTEMBER 30,   ------------------------------------------------------
                             1998          1998      1997       1996        1995        1994
                         -------------   --------  --------  ----------  ----------  ----------
Net asset value,
beginning of period           $1.00         $1.00     $1.00       $1.00       $1.00       $1.00
-----------------------    --------      --------  --------  ----------  ----------  ----------
Income from investment
operations:
 Net investment income         0.02          0.03      0.03        0.04        0.03        0.02
-----------------------    --------      --------  --------  ----------  ----------  ----------
Less distributions:
 Dividends from net
 investment income            (0.02)        (0.03)    (0.03)      (0.04)      (0.03)      (0.02)
-----------------------    --------      --------  --------  ----------  ----------  ----------
Net asset value, end of
period                        $1.00         $1.00     $1.00       $1.00       $1.00       $1.00
=======================    ========      ========  ========  ==========  ==========  ==========
Total return                   3.47%(a)      3.55%     3.33%       3.67%       3.06%       2.33%
=======================    ========      ========  ========  ==========  ==========  ==========
Ratios/supplemental
data:
Net assets, end of
period (000s omitted)      $892,758      $896,904  $966,567  $1,009,039  $1,009,891  $1,040,595
=======================    ========      ========  ========  ==========  ==========  ==========
Ratio of expenses to
average net assets(b)          0.20%(c)      0.20%     0.20%       0.20%       0.20%       0.20%
=======================    ========      ========  ========  ==========  ==========  ==========
Ratio of net investment
income to average net
assets(d)                      3.41%(c)      3.49%     3.27%       3.59%       3.01%       2.30%
=======================    ========      ========  ========  ==========  ==========  ==========

(a) Annualized.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.27% (annualized), 0.27%, 0.26%, 0.26%, 0.26% and 0.28% for the periods
    1998-1994, respectively.
(c) Ratios are annualized and based on average net assets of $967,590,577.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 3.34% (annualized), 3.42%, 3.21%, 3.53%, 2.95% and 2.22% for the periods 1998-1994, respectively.

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of Private Investment Class capital stock outstanding during the six months ended September 30, 1998 and each of the years in the five-year period ended March 31, 1998.

                                                         MARCH 31,
                         SEPTEMBER 30,  -------------------------------------------
                             1998        1998     1997     1996     1995     1994
                         -------------  -------  -------  -------  -------  -------
Net asset value,
beginning of period         $  1.00       $1.00    $1.00    $1.00    $1.00    $1.00
-----------------------     -------     -------  -------  -------  -------  -------
Income from investment
operations:
 Net investment income         0.02        0.03     0.03     0.03     0.03     0.02
-----------------------     -------     -------  -------  -------  -------  -------
Less distributions:
 Dividends from net
 investment income            (0.02)      (0.03)   (0.03)   (0.03)   (0.03)   (0.02)
-----------------------     -------     -------  -------  -------  -------  -------
Net asset value, end of
period                      $  1.00       $1.00    $1.00    $1.00    $1.00    $1.00
=======================     =======     =======  =======  =======  =======  =======
Total return                   3.21%(a)    3.29%    3.07%    3.41%    2.80%    2.07%
=======================     =======     =======  =======  =======  =======  =======
Ratios/supplemental
data:
Net assets, end of
period (000s omitted)       $72,963     $80,462  $37,544  $35,139  $29,286  $16,601
=======================     =======     =======  =======  =======  =======  =======
Ratio of expenses to
average net assets(b)          0.45%(c)    0.45%    0.45%    0.45%    0.45%    0.45%
=======================     =======     =======  =======  =======  =======  =======
Ratio of net investment
income to average net
assets(d)                      3.16%(c)    3.24%    3.02%    3.35%    2.89%    2.05%
=======================     =======     =======  =======  =======  =======  =======

(a) Annualized.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.76% (annualized), 0.77%, 0.83%, 0.76%, 1.17% and 1.15% for the periods
    1998-1994, respectively.
(c) Ratios are annualized and based on average net assets of $75,930,655.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 2.85% (annualized), 2.92%, 2.65%, 3.04%, 2.17% and 1.35% for the periods 1998-1994, respectively.

                                    PART C

                               OTHER INFORMATION



Item 24   (a)  Financial Statements

               (1) Cash Management Class of the Cash Reserve Portfolio

                    In Part A:  None

                    In Part B:  None

                    In Part C:  None

               (2) Institutional Class of the Cash Reserve Portfolio

                    In Part A:  Financial Highlights

                    In Part B:  (i)  Independent Auditors' Report
                               (ii) Financial Statements as of March 31, 1998 (audited)
                              (iii) Financial Statements as of September 30, 1998 (unaudited)

                    In Part C:  None

               (3) Personal Investment Class of the Cash Reserve Portfolio

                    In Part A:  None

                    In Part B:  None

                    In Part C:  None

               (4) Private Investment Class of the Cash Reserve Portfolio

                    In Part A:  None

                    In Part B:  (i)  Independent Auditors' Report
                               (ii) Financial Statements as of March 31, 1998 (audited)
                              (iii) Financial Statements as of September 30, 1998 (unaudited)

                    In Part C:  None

               (5) Reserve Class of the Cash Reserve Portfolio

                    In Part A:  None

                    In Part B:  None

                    In Part C:  None

               (6) Resource Class of the Cash Reserve Portfolio

                    In Part A:  None

                    In Part B:  None

                    In Part C:  None

          (b)  Exhibits


Exhibit
Number         Description
------         -----------

(1)  (a)       Articles of Incorporation of Registrant were filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on March 23,
               1992, and were filed electronically as an Exhibit to Post-
               Effective Amendment No. 23 on July 26, 1996, and are hereby incorporated by reference.

     (b) Articles Supplementary of Registrant were filed as an Exhibit to Registrant's Post-Effective Amendment No. 21 on July 29, 1994, and were filed electronically as an Exhibit to Post-Effective Amendment No. 23 on July 26, 1996, and are hereby incorporated by reference.

     (c) Articles Supplementary of Registrant, dated November 5, 1998, are filed herewith electronically.

(2)  (a)       By-Laws of Registrant were initially filed as an Exhibit to
               Registrant's Post-Effective Amendment No. 16 on March 23, 1992, and were filed electronically as an Exhibit to Post-Effective
               Amendment No. 22 on July 28, 1995.

     (b) First Amendment, dated May 10, 1994, to By-Laws of Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 22 on July 28, 1995.

     (c) Second Amendment, dated March 14, 1995, to By-Laws of Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 22 on July 28, 1995.

     (d) Amended and Restated Bylaws of Registrant, dated December 11, 1996 were filed electronically as an Exhibit to Post-Effective Amendment No. 24 on July 29, 1997, and are hereby incorporated by reference.

Exhibit
Number         Description
-------        -----------

(3)            Certain Voting Trust Agreements - None.

(4)  (a)       Form of specimen share certificate for Institutional Class of the
               Cash Reserve Portfolio was filed as an Exhibit to Registrant's
               Post-Effective Amendment No. 16 on March 23, 1992.

     (b) Form of specimen share certificate for Private Investment Class of the Cash Reserve Portfolio was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16 on March 23, 1992.

(5)  (a)       Investment Advisory Agreement, dated October 18, 1993, between A
               I M Advisors, Inc. and Registrant, on behalf of the Cash Reserve
               Portfolio was filed as an Exhibit to Registrant's Post-Effective
               Amendment No. 21 on July 29, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 23 on July 26,
               1996.

     (b) Investment Advisory Agreement, dated February 28, 1997 between A I M Advisors, Inc. and Registrant on behalf of the Cash Reserve Portfolio was filed electronically as an Exhibit to Post-Effective Amendment No. 24 on July 29, 1997, and is hereby incorporated by reference.

(6)  (a)       Master Distribution Agreement, dated October 18, 1993, between
               Fund Management Company and Registrant was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21 on July 29, 1994, and was filed electronically as an Exhibit to Post-Effective
               Amendment No. 23 on July 26, 1996.

     (b) Master Distribution Agreement dated February 28, 1997 between Fund Management Company and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 24 on July 29, 1997, and is hereby incorporated by reference.

     (c) Form of Amendment No. 1 to Master Distribution Agreement, dated February 28, 1997, between Fund Management Company and Registrant is filed herewith electronically.

(7)  (a)       AIM Funds Retirement Plan for Eligible Directors/Trustees was
               filed as an Exhibit to Registrant's Post-Effective Amendment No.
               21 on July 29, 1994.

     (b) AIM Funds Retirement Plan for Eligible Directors/Trustees, effective as of March 8, 1994, as restated September 18, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 23 on July 26, 1996, and is hereby incorporated by reference.

     (c) Form of Deferred Compensation Agreement was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21 on July 29, 1994.

Exhibit
Number         Description
-------        -----------

     (d)       Form of Deferred Compensation Plan for Eligible
               Directors/Trustees as approved on December 5, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 23 on July 26, 1996, and is hereby incorporated by reference.

     (e) Form of Deferred Compensation Agreement for Registrant's Non-Affiliated Directors as approved March 12, 1997, was filed electronically as an Exhibit to Post-Effective Amendment No. 25 on May 22, 1998, and is hereby incorporated by reference.

(8)  (a)       Custody Agreement, dated October 19, 1995, between The Bank of
               New York and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 23 on July 26, 1996, and is hereby incorporated by reference.

(9)  (a)       Transfer Agency and Service Agreement, dated September 16, 1994, between A I M Institutional Fund Services, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective
               Amendment No. 22 on July 28, 1995.

     (b) Amendment No. 1, dated July 1, 1995, to Transfer Agency and Service Agreement, dated September 16, 1994, between A I M Institutional Fund Services, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 22 on July 28, 1995.

     (c) Transfer Agency and Service Agreement, dated December 29, 1997, between A I M Fund Services, Inc. and Registrant, was filed electronically as an Exhibit to Post-Effective Amendment No. 25 on May 22, 1998, and is hereby incorporated by reference.

     (d) Master Administrative Services Agreement, dated February 27, 1997, between the Registrant and A I M Advisors, Inc. is filed herewith electronically.

(10) (a) Opinion and Consent of Messrs. Spangler, Carlson, Gubar & Frischling was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on August 27, 1985.

     (b) Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP is filed herewith electronically.

(11) Consent of KPMG Peat Marwick LLP is filed herewith electronically.

(12)           Other Financial Statements - None.

(13)           Agreement Concerning Initial Capitalization -  None.

(14)           Retirement Plans - None.

Exhibit
Number         Description
-------        -----------

(15) (a) Rule 12b-1 Plan on behalf of the Private Investment Class of the Cash Reserve Portfolio and related agreements were filed as an Exhibit to Registrant's Post-Effective Amendment No. 21 on July 29, 1994.

     (b) Distribution Plan for Registrant on behalf of the Private Investment Class of the Cash Reserve Portfolio was filed electronically as an Exhibit to Post-Effective Amendment No. 23 on July 26, 1996.

     (c) Amended and Restated Master Distribution Plan on behalf of the Private Investment Class of the Cash Reserve Portfolio was filed electronically as an Exhibit to Post-Effective Amendment No. 24 on July 29, 1997, and is hereby incorporated by reference.

     (d) Form of Amendment No. 1 to Amended and Restated Master Distribution Plan on behalf of the Cash Management Class, the Personal Investment Class, the Reserve Class and the Resource Class of the Cash Reserve Portfolio is filed herewith electronically.

     (e) Form of Shareholder Service Agreement to be used in connection with Registrant's Amended and Restated Master Distribution Plan, as amended, is filed herewith electronically.

(16) Schedule of Sample Performance Quotation Calculations was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21 on July 29, 1994.

(17)           Price Make-up Sheet - None.

(18) Second Amended and Restated Rule 18f-3 Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 25 on May 22, 1998, and is hereby incorporated by reference.


(27)           Financial Data Schedule is filed herewith electronically.


Item 25.  Persons Controlled By or Under Common Control With Registrant

     Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) If a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

          None.

Exhibit
Number         Description
-------        -----------

Item 26.  Number of Holders of Securities

     State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant.


                                                Number of Record Holders*
               Title of Class                    as of October 30, 1998
               --------------                   -------------------------

             Institutional Class                           160

             Private Investment Class                      231

*No shares of the Cash Management Class, the Personal Investment Class, the Reserve Class or the Resource Class were outstanding as of October 30, 1998.


Item 27.  Indemnification

     State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

     Under the terms of the Maryland General Corporation Law and the Registrant's Charter and By-Laws, the Registrant may indemnify any person who was or is a director, officer or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law. The specific terms of such indemnification are reflected in the Registrant's Charter and By-Laws, which are incorporated herein as part of this Registration Statement. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940 and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act of 1940 and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund & Investment Advisory Professional and Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $25,000,000 limit of liability.


Item 28.  Business and Other Connections of Investment Advisor

     Describe any other business, profession, vocation or employment of a substantial nature in which each investment advisor of the Registrant, and each director, officer or partner of any such investment advisor, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee.

     See Statement of Additional Information, Part B under headings "General Information about the Company - Directors and Officers", "General Information about the Company - The Investment Advisor" for information concerning A I M Advisors, Inc.

Item 29.  Principal Underwriters

(a) Fund Management Company, the registrant's principal underwriter, also acts as principal underwriter, depositor or investment advisor to the following investment companies:

             AIM Equity Funds, Inc. (Institutional Classes)
             AIM Investment Securities Funds (AIM Limited Maturity
              Treasury Fund - Institutional Class)
             Short-Term Investments Trust
             Short-Term Investments Co.

(b)

Name and Principal                    Position and Offices                    Position and Offices
Business Address/*/                   with Principal Underwriter              with Registrant
-------------------                   --------------------------              --------------------
Charles T. Bauer                      Chairman of the Board of Directors      Chairman & Director

J. Abbott Sprague                     President & Director                    Vice President

Robert H. Graham                      Senior Vice President & Director        President & Director

Mark D. Santero                       Senior Vice President                   None

William J. Wendel                     Senior Vice President                   None

James R. Anderson                     Vice President                          None

---------------
/*/  11 Greenway Plaza, Suite 100, Houston, Texas 77046


John J. Arthur                        Vice President & Treasurer              Senior Vice President &
                                                                              Treasurer

Nancy A. Beck                         Vice President                          None

Melville B. Cox                       Vice President & Chief Compliance       Vice President
                                      Officer

Carol F. Relihan                      Vice President, General Counsel &       Secretary & Senior Vice President
                                      Director

Stephen I. Winer                      Vice President, Assistant               Assistant Secretary
                                      General Counsel & Assistant Secretary

Kathleen J. Pflueger                  Secretary                               Assistant Secretary

David E. Hessel                       Assistant Vice President,               None
                                      Assistant Treasurer & Controller

Jeffrey L. Horne                      Assistant Vice President                None

Robert W. Morris, Jr.                 Assistant Vice President                None

Ann M. Srubar                         Assistance Vice President               None

Dana R. Sutton                        Assistant Vice President &              Vice President & Assistant
                                      Assistant Treasurer                     Treasurer

Nicholas D. White                     Assistant Vice President                None

Nancy L. Martin                       Assistant General Counsel &             Assistant Secretary
                                      Assistant Secretary

Ofelia M. Mayo                        Assistant General Counsel &             Assistant Secretary
                                      Assistant Secretary

Samuel D. Sirko                       Assistant General Counsel &             Assistant Secretary
                                      Assistant Secretary

---------------

(c)  Not Applicable


Item 30.  Location of Accounts and Records

     With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.

     A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, and the Registrant's Transfer Agent and Dividend Paying Agent, A I M Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.


Item 31.  Management Services

     Furnish a summary of the substantive provisions of any management related service contract not discussed in Part I of this Form (because the contract was not believed to be material to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom for the last three fiscal years.

          None.


Item 32.  Undertakings

          None.

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Houston, Texas on the 25th day of November, 1998.

                            Registrant:  TAX-FREE INVESTMENTS CO.


                                 By:  /s/ Robert H. Graham
                                      ---------------------------------------
                                      Robert H. Graham, President

  Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURES                        TITLE                      DATE
        ----------                        -----                      ----

/s/ Charles T. Bauer               Chairman & Director         November 25, 1998
---------------------------
   (Charles T. Bauer)

/s/ Robert H. Graham               Director & President        November 25, 1998
---------------------------   (Principal Executive Officer)
   (Robert H. Graham)

/s/ Bruce L. Crockett                    Director              November 25, 1998
---------------------------
   (Bruce L. Crockett)

/s/ Owen Daly II                         Director              November 25, 1998
---------------------------
   (Owen Daly II)

/s/ Edward K. Dunn, Jr.                  Director              November 25, 1998
---------------------------
   (Edward K. Dunn, Jr.)

/s/ Jack M. Fields                       Director              November 25, 1998
---------------------------
   (Jack M. Fields)

/s/ Carl Frischling                      Director              November 25, 1998
---------------------------
   (Carl Frischling)

/s/ Prema Mathai-Davis                   Director              November 25, 1998
---------------------------
   (Prema Mathai-Davis)

/s/ Lewis F. Pennock                     Director              November 25, 1998
---------------------------
   (Lewis F. Pennock)

/s/ Ian W. Robinson                      Director              November 25, 1998
---------------------------
   (Ian W. Robinson)

/s/ Louis S. Sklar                       Director              November 25, 1998
---------------------------
   (Louis S. Sklar)

/s/ John J. Arthur               Senior Vice President &       November 25, 1998
---------------------------   Treasurer (Principal Financial
   (John J. Arthur)              and Accounting Officer)

                               INDEX TO EXHIBITS

Exhibit
Number
------
1(c)      Articles Supplementary of Registrant, dated November 5, 1998

6(c) Form of Amendment No. 1 to Master Distribution Agreement, dated February 28, 1997, between Fund Management Company and Registrant

9(d) Master Administrative Services Agreement, dated February 28, 1997, between Registrant and A I M Advisors, Inc.

10(b)     Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP

11        Consent of KPMG Peat Marwick LLP

15(d) Form of Amendment No. 1 to Amended and Restated Master Distribution Plan on behalf of the Cash Management Class, the Personal Investment Class, the Reserve Class and the Resource Class of the Cash Reserve Portfolio

15(e) Form of Shareholder Service Agreement to be used in connection with Registrant's Amended and Restated Master Distribution Plan, as amended

27        Financial Data Schedule